                                                           CASH ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

Cash Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.
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                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

Hypothetical Investment and Expense
  Information                                        3
DISCLOSURE OF PORTFOLIO HOLDINGS                     3
------------------------------------------------------

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    5
------------------------------------------------------
Investments in the Fund                              5

Dividends and Distributions                          5

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-1

Pricing of Shares                                  A-1

Frequent Purchases and Redemptions of Fund
  Shares                                           A-2

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
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                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements (collateralized by both government and non-government securities);

- commercial instruments;

- municipal securities;

- master notes;

- prime-based floaters;

- long-term corporate obligations with mandatory call/puts within one year; and

- two year agency floaters.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may also engage in reverse repurchase agreements and securities lending on a duration neutral basis.

    The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. When making a purchase decision, portfolio managers will assess market conditions and other factors, such as, but not limited to, the economic growth rate, the shape and slope of the yield curve, the credit environment, the weighted average maturity and cash position of the portfolio, and security types available. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued them, and thus entail the risk that the fund may not be able to find a buyer for the security when it wishes to sell, or may not be able to sell the security at a favorable price. Reverse repurchase agreements and securities lending both entail the risk that the holder of the security may not return the security promptly, or may default.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

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                             ---------------------
                             CASH ASSETS PORTFOLIO
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------
(expenses that are deducted                               INSTITUTIONAL
from fund assets)                                          CLASS
-----------------------------------------------------------------------
Management Fees                                               0.15%

Distribution and/or Service (12b-1) Fees                      None

Other Expenses                                                None

Total Annual Fund Operating Expenses                          0.15
-----------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Institutional Class                         $15       $48
-----------------------------------------------------------

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                             CASH ASSETS PORTFOLIO
                             ---------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS--
ANNUAL EXPENSE RATIO 0.15%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS--
ANNUAL EXPENSE RATIO 0.15%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

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                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
The advisor is to receive compensation from the fund for advisory services calculated at the annual rate of 0.15% of average daily net assets.

    The advisor is to receive compensation from the fund for administrative services calculated at the annual rate of 0.05% of average daily net assets. As part of its provision of administrative services to the fund, the advisor will pay for (or arrange payment for) all of the fund's ordinary and necessary business expenses (excluding management fees, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses).

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES
The minimum initial investment and minimum account balance in the Institutional Class is $25 million. No minimum amount is required for subsequent investments in the fund.

    Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, AIM Investment Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

    You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark--.

    We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

    If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.

    You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.

    You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

    Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day.

    Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If your account falls below $25 million for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $25 million.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:00 p.m. Eastern Time. If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

    If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.


    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Cash Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     CAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL
       CLASS OF THE CASH ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST
       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                      WHICH MAY BE OBTAINED BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                           OR CALLING (800) 659-1005

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2005
              RELATING TO THE PROSPECTUS DATED DECEMBER 20, 2005.

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
MANAGEMENT OF THE TRUST.....................................    3
     Board of Trustees......................................    3
     Management Information.................................    3
     Trustee Ownership of Portfolio Shares..................    5
     Compensation...........................................    5
     Retirement Plan for Trustees...........................    5
     Deferred Compensation Agreements.......................    6
     Codes of Ethics........................................    6
     Proxy Voting Policies..................................    6
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........    6
INVESTMENT ADVISORY AND OTHER SERVICES......................    7
     Investment Advisor.....................................    7
     Market Support and Administrative Support Payments.....    7
     Administrator..........................................    8
     Expenses...............................................    8
     Transfer Agent.........................................    9
     Sub-Accounting.........................................    9
     Custodian..............................................    9
     Independent Registered Public Accounting Firm..........    9
     Counsel to the Trust...................................    9
PURCHASES AND REDEMPTIONS OF SHARES.........................   10
     Purchases and Redemption of Shares.....................   10
     Offering Price.........................................   10
     Redemptions by the Trust...............................   11
     Net Asset Value Determination..........................   11
     The Distribution Agreement.............................   11
     Banking Regulations....................................   12
     Redemptions in Kind....................................   12
CALCULATION OF PERFORMANCE DATA.............................   12
INVESTMENT PROGRAM AND RESTRICTIONS.........................   14
     Investment Program.....................................   14
     Descriptions of Money Market Obligations...............   16
     Eligible Securities....................................   17
     Investment Restrictions................................   17
     Fundamental Restrictions...............................   17
     Non-Fundamental Restrictions...........................   19
     Temporary Defensive Position...........................   19
     Policies and Procedures for Disclosures of Portfolio
      Holdings..............................................   19

                                                              PAGE
                                                              ----
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   22
     Brokerage Transactions.................................   22
     Allocation of Portfolio Transactions...................   22
     Broker Selection.......................................   23
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   25
     Dividends and Distributions............................   25
     Tax Matters............................................   26
     Qualification as a Regulated Investment Company........   26
     Determination of Taxable Income of a Regulated
      Investment Company....................................   27
     Excise Tax on Regulated Investment Companies...........   27
     Portfolio Distributions................................   27
     Backup Withholding.....................................   28
     Sale or Redemption of Shares...........................   28
     Foreign Shareholders...................................   28
     Effect of Future Legislation; Local Tax
      Considerations........................................   29
PENDING LITIGATION..........................................   30

APPENDICES:
RATINGS OF DEBT SECURITIES..................................  A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................  B-1
TRUSTEES AND OFFICERS.......................................  C-1
TRUSTEE COMPENSATION TABLE..................................  D-1
PROXY VOTING POLICIES.......................................  E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  F-1
PENDING LITIGATION..........................................  G-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Cash Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Cash Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaw Agreement provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone service at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed, unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective, restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth below in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

     The members of the Audit Committee are James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held eight meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee held six meetings.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90(th) day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120(th) day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel, and Mark H. Williamson, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii)and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

     The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other funds advised by AIM (the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix D.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM -- affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     AIM, the Portfolio's investment advisor was organized in 1976 and, along with its subsidiaries, advises, manages or administers over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     The Trust with respect to the Portfolio has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Board and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Board. AIM shall not be liable to the Trust or its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services with respect to the Portfolio, AIM receives a monthly fee from the Portfolio calculated at the annual rate of 0.15% of the average daily net assets of the Portfolio. AIM may, from time to time, waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of provided such services.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to an Administrative Services Agreement between AIM and the Trust on behalf of the Portfolio (the "Administrative Services Agreement").

     The Administrative Services Agreement provides that AIM shall provide for certain services, which may include, but are not limited to: the services of a principal financial officer of the Trust and his or her staff, whose normal duties consist of maintaining the financial accounts and books and records of the Trust, reviewing and calculating the net asset value of the Portfolio and preparing the tax returns of the Trust on behalf of the Portfolio, supervising the operations of the custodian bank, transfer agent and dividend disbursing agent of the Portfolio, and such other administrative services as the Board may request. Under the Agreement, AIM arranges for the periodic updating of the Portfolio's prospectus, statement of additional information, and supplements thereto, proxy material, tax returns, reports to shareholders and reports and filings with the SEC. AIM also provides the Trust on behalf of the Portfolio with adequate office space and all necessary equipment and services, including telephone service, heat, utilities, stationery supplies, computer facilities, and similar items for the Trust's principal office.

     Under the terms of the Administrative Service Agreement, AIM will pay for, or arrange payment for, all of the Portfolio's ordinary and necessary business expenses ("Ordinary Business Expenses"). Such Ordinary Business Expenses include but are not limited to:

     - legal, accounting and auditing fees;

     - custodian, transfer and shareholder service agent costs;

     - expenses of issue, sale, redemption and repurchase of shares;

     - expenses of registering and qualifying shares for sale;

     - expenses relating to trustees and trustees meetings;

     - the cost of preparing and distributing reports and notices to shareholders;

     - the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations; and

     - the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     Such ordinary and necessary expenses do not include:

     - management fees;

     - taxes;

     - interest;

     - brokerage fees;

     - shareholder meeting expenses; or

     - litigation, indemnification or other extraordinary expenses (including related legal and accounting fees).

     The Administrative Services Agreement provides that the Portfolio shall compensate AIM at an annual rate of 0.05% of the Portfolio's average daily net assets for the services performed, the facilities furnished and the Ordinary Business Expenses paid by or at the direction of AIM.

EXPENSES

     Expenses of the Trust include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares. As discussed above, the Administrative Services Agreement provides that AIM will assume the Ordinary Business Expenses of the Portfolio.

     Expenses of the Trust which are not directly attributable to the operations of the portfolios of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed below are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77001-0843, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. for servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee, plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("BONY"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                      PURCHASES AND REDEMPTIONS OF SHARES

PURCHASES AND REDEMPTION OF SHARES

     A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through his financial intermediary to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AIS. AIS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Trust. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

     An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Institutional Class directly, except through reinvestment of dividends and distributions.

     Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AIS.

     The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

     A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. The Portfolio also may close on days the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business -- any such day shall not be considered a business day. If AIS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Trust will normally wire redemption proceeds on that day. A redemption request received by AIS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

     Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AIS.

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

REDEMPTIONS BY THE TRUST

     If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

     The net asset value per share of the Portfolio is determined every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:00 p.m. Eastern Time. Shares of the Institutional Class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire Portfolio. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

     The Board has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Institutional Class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of the Institutional Class of the Portfolio on a continuous basis either directly or through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature.

     The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

REDEMPTIONS IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    ((V(1) - V(0)) + 1)(365/7) -1
                 --------
                 V(0)
Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                Bloomberg                               Lehman Brothers
         FactSet Research Systems                         Lipper, Inc.
           Ibbotson Associates

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

     Information concerning the Portfolio's investment objective is set forth in the Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

     Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information.

     Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

     The Portfolio will invest in money market instruments that are "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, CDs, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, CDs and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when- issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

     The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issues. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

     The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

     U.S. GOVERNMENT DIRECT OBLIGATIONS -- These are bills, notes, and bonds issued by the U.S. Treasury.

     U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury, or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

     FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     BANKERS' ACCEPTANCES -- A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

     CERTIFICATES OF DEPOSIT -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

     TIME DEPOSITS -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

     YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

     SHORT AND MEDIUM TERM NOTES -- Short and medium term notes are obligations that have fixed or floating coupons and fixed maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

     MASTER NOTES -- Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or
(c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

     PARTICIPATION INTERESTS -- The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Portfolio generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. Under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Participant and thus the Portfolio is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS -- Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     OTHER INVESTMENT COMPANIES -- With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

ELIGIBLE SECURITIES

     The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Trustees has determined to present minimal credit risk. Descriptions of debt securities votings are found in Appendix A.

INVESTMENT RESTRICTIONS

Fundamental Restrictions

     The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. The restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Non-Fundamental Restrictions

     The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 2(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

                                   APPROXIMATE DATE OF
     INFORMATION AVAILABLE         POSTING TO WEBSITE     INFORMATION REMAINS AVAILABLE ON WEBSITE
     ---------------------         -------------------    ----------------------------------------
Weighted average maturity         Next business day       Until posting of the following business
information; thirty-day,                                  day's information
seven-day and one-day yield
information; daily dividend
factor and total net assets
Complete portfolio holdings as    1 day after month end   Until posting of the fiscal quarter
of month end and information                              holdings for the months included in the
derived from holdings                                     fiscal quarter
Complete portfolio holdings as    60-70 days after        For one year
of fiscal quarter end             fiscal quarter end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

     - Persons assisting in the voting of proxies;

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

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

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities.

AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Board and any such purchases are reviewed at least quarterly by the Board and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Dividends with respect to the Institutional Class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of the Institutional Class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AIS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

     Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividends accrued and paid for the Institutional Class of shares of the Portfolio will consist of: (a) income accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which the Institutional Class relates, allocated based upon the Institutional Class' pro rata share of the total shares outstanding which relate to such portfolio, less
(b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon the Institutional Class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to the Institutional Class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of the Institutional Class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(2) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including but not limited to gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances the Portfolio may be required to sell Portfolio holdings to meet this requirement and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses; or, collectively, the securities of certain publicly traded partnerships.

     If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

     In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate Portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Institutional Class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

BACKUP WITHHOLDING

     The Portfolio may be required to withhold 28% of distributions and/or redemption payments.

SALE OR REDEMPTION OF SHARES

     A shareholder will determine gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gain realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix G-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix G-1.

Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix G-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix G-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix G-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix G-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix G-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF OCTOBER 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            As of November 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities; if any.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer) and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc. (registered
                                                  Formerly: Partner, law firm of Baker &        investment
                                                  McKenzie                                      company (2
                                                                                                portfolios))
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment company
                                                  (3 portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporation (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo and director of various affiliated
                                                  Volvo Group companies
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff; and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company) and Owner, Dos Angelos Ranch, L.P.   Education Fund
                                                                                                (non-profit)
                                                  Formerly: Chief Executive Officer, Texana
                                                  Timber LP (sustainable forestry company)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                       None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Vice President of A I M Distributors,
                                                  Inc., AIM Investment Services, Inc. and
                                                  Fund Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds; and Chief Compliance
                                                  Officer, A I M Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and          N/A
  Senior Vice President and                       Assistant General Counsel, ICON Advisers,
  Senior Officer                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of Compliance,
                                                  ALPS Mutual Funds, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  AIM Investment Services, Inc., and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; Vice President,
                                                  A I M Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President, Treasurer and                   Advisors, Inc.
  Principal Financial Officer
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment    N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc; Executive
                                                  Vice President, A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
          NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                   -0-                                 Over $100,000(4)
-------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                   -0-                                       -0-
-------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                      AGGREGATE        RETIREMENT         ESTIMATED              TOTAL
                                     COMPENSATION       BENEFITS            ANNUAL           COMPENSATION
                                       FROM THE        ACCRUED BY       BENEFITS UPON            FROM
              TRUSTEE                TRUST(1)(2)    ALL AIM FUNDS(3)    RETIREMENT(4)     ALL AIM FUNDS(5)(6)
  Bob R. Baker                         $36,221          $198,871           $144,786            $189,750
  Frank S. Bayley                       38,557           175,241            112,500             193,500
  James T. Bunch                        33,885           143,455            112,500             186,000
  Bruce L. Crockett                     57,246            75,638            112,500             223,500
  Albert R. Dowden                      38,557            93,210            112,500             192,500
  Edward K. Dunn, Jr.                   38,557           133,390            112,500             193,500
  Jack M. Fields                        33,722            48,070            112,500             186,000
  Carl Frischling(7)                    33,885            62,040            112,500             185,000
  Gerald J. Lewis                       33,885           143,455            112,500             186,000
  Prema Mathai-Davis                    36,221            55,768            112,500             189,750
  Lewis F. Pennock                      33,885            80,777            112,500             186,000
  Ruth H. Quigley                       36,221           154,767            112,500             189,750
  Louis S. Sklar(8)                     12,714           115,160            101,250             186,000
  Larry Soll                            33,885           184,356            130,823             186,000
  Raymond Stickel, Jr.(9)                  N/A               N/A                  0                 N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar resigned effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

    II.Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.   Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV.Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                  APPENDIX G-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM,in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX G-2

      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX G-3

    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX G-4

       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX G-5

        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L.

     CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE

     EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM

     GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Cash Management Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.05%
2000...................................................................   6.37%
2001...................................................................   4.01%
2002...................................................................   1.66%
2003...................................................................   1.02%
2004...................................................................   1.20%


    Cash Management Class shares' year-to-date total return as of September 30, 2005 was 2.09%.

    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarter ended December 31, 2000) and its lowest quarterly return was 0.22% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                       1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Cash Management Class                     1.20%     2.83%        3.30%         09/01/98
------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                   0.10%

Distribution and/or Service (12b-1) Fees                          0.10

Other Expenses                                                    0.07

Total Annual Fund Operating Expenses                              0.27

Fee Waiver(2)                                                     0.07

Net Annual Fund Operating Expenses                                0.20
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $20       $80      $145       $336
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%           9.83%       15.10%       20.63%       26.42%
End of Year Balance           $10,480.00      $10,983.04   $11,510.23   $12,062.72   $12,641.73
Estimated Annual Expenses     $    20.48      $    21.46   $    22.49   $    23.57   $    24.70
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.84%       45.51%       52.49%       59.81%
End of Year Balance           $13,248.53   $13,884.46   $14,550.91   $15,249.36   $15,981.33
Estimated Annual Expenses     $    25.89   $    27.13   $    28.44   $    29.80   $    31.23
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005            2004         2003        2002        2001
                                                              --------       ----------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02        0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)      (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.36%            0.95%       1.22%       2.01%       5.38%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $653,382       $1,005,027    $740,833    $553,821    $407,924
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%       0.20%       0.20%       0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.27%(b)         0.25%       0.25%       0.25%       0.25%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.34%(b)         0.95%       1.20%       1.93%       5.06%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $629,066,906.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2005

CORPORATE CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------

Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Corporate Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%
2002...................................................................   1.74%
2003...................................................................   1.10%
2004...................................................................   1.28%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Corporate Class has higher expenses. The inception date of the Corporate Class shares is June 30, 2005.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.15%.

    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.24% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2004)                       1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Institutional Class                       1.28%     2.91%        3.38%         09/01/98
------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CORPORATE CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.10%

Distribution and/or
Service (12b-1) Fees                                               0.03

Other Expenses(2)                                                  0.07

Total Annual Fund
Operating Expenses                                                 0.20
Fee Waiver(3)                                                      0.05
Net Annual Fund Operating Expenses                                 0.15
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Corporate Class                           $15       $59       $108        $250
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal period ended 2005 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  CORPORATE CLASS
                                                              -------------------------------------------------------
                                                              JUNE 30, 2005 (DATE SALES COMMENCED) TO AUGUST 31, 2005
                                                              -------------------------------------------------------
Net asset value, beginning of period                                                  $  1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    0.01
=====================================================================================================================
Less dividends from net investment income                                               (0.01)
=====================================================================================================================
Net asset value, end of period                                                        $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                                          1.50%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                              $62,008
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                         0.15%(b)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                      0.20%(b)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets                                     2.39%(b)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,259,107.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Corporate Class                                                                                 $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

--------------------------------------------------------------------------------

REDEMPTIONS BY THE FUND

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

    The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

    The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

    The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

    Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%
2002...................................................................   1.74%
2003...................................................................   1.10%
2004...................................................................   1.28%


    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.15%.

    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.24% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                               5        SINCE         INCEPTION
December 31, 2004)                        1 YEAR   YEARS    INCEPTION         DATE
-------------------------------------------------------------------------------------
Institutional Class                       1.28%    2.91%        3.38%       09/01/98
-------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.10%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.07

Total Annual Fund Operating Expenses                                0.17

Fee Waiver(2)                                                       0.05
Net Annual Fund Operating Expenses                                  0.12
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.
If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $12       $50       $91       $212
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%          10.00%       15.37%       21.00%       26.90%
End of Year Balance           $10,488.00      $10,999.81   $11,536.61   $12,099.59   $12,690.05
Estimated Annual Expenses     $    12.29      $    12.89   $    13.52   $    14.18   $    14.87
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        33.09%       39.59%       46.40%       53.54%       61.04%
End of Year Balance           $13,309.33   $13,958.82   $14,640.01   $15,354.44   $16,103.74
Estimated Annual Expenses     $    15.60   $    16.36   $    17.16   $    18.00   $    18.87
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005            2004          2003          2002         2001
                                                              --------       ----------    ----------    ----------    --------
Net asset value, beginning of period                          $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02        0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)      (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.44%            1.03%         1.30%         2.09%       5.47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $999,532       $1,271,847    $1,503,729    $1,624,735    $737,168
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.12%       0.09%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.17%(b)         0.15%         0.15%         0.15%       0.15%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets              2.42%(b)         1.03%         1.28%         2.01%       5.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $928,160,367.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                             $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

PERSONAL INVESTMENT CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................   3.57%
2002...................................................................   1.21%
2003...................................................................   0.54%
2004...................................................................   0.73%


    Personal Investment Class shares' year-to-date total return as of September 30, 2005 was 1.73%.

    During the periods shown in the bar chart, the highest quarterly return was 1.28% (quarter ended March 31, 2001) and its lowest quarterly return was 1.10% (quarter ended June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE         INCEPTION
2004)                                    1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Personal Investment Class                 0.73%        2.33%         01/31/00
--------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PERSONAL INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------
(expenses that are deducted                                     PERSONAL
from fund assets)                                             INVESTMENT CLASS
-----------------------------------------------------------------------------------
Management Fees                                                      0.10%

Distribution and/or Service (12b-1) Fees                              0.75

Other Expenses                                                        0.07

Total Annual Fund Operating Expenses()                                0.92

Fee Waiver(2)                                                         0.25
Net Annual Fund Operating Expenses                                    0.67
-----------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $68      $268      $485      $1,108
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.01       0.01       0.02(a)    0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (0.01)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  1.88%         0.48%      0.74%      1.58%      4.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,024       $29,147    $21,132    $23,793    $24,985
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(c)      0.67%      0.67%      0.62%      0.59%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.92%(c)      0.90%      0.90%      0.90%      0.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             1.87%(c)      0.48%      0.73%      1.51%      4.64%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $36,078,184.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

PRIVATE INVESTMENT CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.82%
2000...................................................................    6.13%
2001...................................................................    3.78%
2002...................................................................    1.43%
2003...................................................................    0.79%
2004...................................................................    0.98%


    Private Investment Class shares' year-to-date total return as of September 30, 2005 was 1.92%.

    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.17% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended December 31,                             SINCE       INCEPTION
2004)                                    1 YEAR     5 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------------
Private Investment Class                  0.98%      2.60%       3.08%       09/01/98
--------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     PRIVATE INVESTMENT CLASS
------------------------------------------------------------------------------
Management Fees                                                 0.10%

Distribution and/or
Service (12b-1) Fees                                            0.50

Other Expenses                                                  0.07

Total Annual Fund
Operating Expenses                                              0.67

Fee Waiver(2)                                                   0.25
Net Annual Fund Operating Expenses                              0.42
------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $43      $189      $348       $811
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%           9.37%       14.38%       19.62%       25.10%
End of Year Balance           $10,458.00      $10,936.98   $11,437.89   $11,961.75   $12,509.59
Estimated Annual Expenses     $    42.96      $    44.93   $    46.99   $    49.14   $    51.39
-----------------------------------------------------------------------------------------------

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.83%       36.82%       43.08%       49.64%       56.49%
End of Year Balance           $13,082.53   $13,681.71   $14,308.34   $14,963.66   $15,648.99
Estimated Annual Expenses     $    53.74   $    56.20   $    58.78   $    61.47   $    64.29
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.14%          0.73%       0.99%       1.78%       5.15%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $750,824       $484,967    $503,365    $281,993    $254,318
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(b)       0.65%       0.65%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.12%(b)       0.73%       0.98%       1.71%       4.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $614,985,213.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Reserve Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................   3.26%
2002...................................................................   0.91%
2003...................................................................   0.22%
2004...................................................................   0.40%


    Reserve Class shares' year-to-date total return as of September 30, 2005 was 1.49%.

    During the periods shown in the bar chart, the highest quarterly return was 1.21% (quarter ended March 31, 2001) and its lowest quarterly return was 0.03% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE         INCEPTION
December 31, 2004)                        1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
Reserve Class                              0.40%        2.02%        01/26/00
-------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                0.10    %

Distribution and/or Service (12b-1) Fees                       1.00

Other Expenses                                                 0.07

Total Annual Fund Operating Expenses                           1.17

Fee Waiver(2)                                                  0.18
Net Annual Fund Operating Expenses                             0.99
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $101     $354      $626      $1,404
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.18%       12.52%       17.03%       21.72%
End of Year Balance           $10,401.00      $10,818.08   $11,251.89   $11,703.09   $12,172.38
Estimated Annual Expenses     $   100.98      $   105.03   $   109.25   $   113.63   $   118.18
-----------------------------------------------------------------------------------------------

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.60%       31.68%       36.96%       42.45%       48.17%
End of Year Balance           $12,660.49   $13,168.18   $13,696.22   $14,245.44   $14,816.68
Estimated Annual Expenses     $   122.92   $   127.85   $   132.98   $   138.31   $   143.86
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                 RESERVE CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2005         2004       2003       2002      2001
                                                              ------       -------    -------    ------    ------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                           0.02          0.00      0.004      0.01      0.05
=================================================================================================================
Less dividends from net investment income                      (0.02)        (0.00)    (0.004)    (0.01)    (0.05)
=================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                 1.56%         0.15%      0.43%     1.27%     4.63%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,640       $ 2,839    $ 4,166    $7,882    $7,516
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)      0.99%      0.98%     0.92%     0.89%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.17%(b)      1.15%      1.15%     1.15%     1.15%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets            1.55%(b)      0.16%      0.42%     1.21%     4.34%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,283,380.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

RESOURCE CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.97%
2000...................................................................    6.28%
2001...................................................................    3.92%
2002...................................................................    1.58%
2003...................................................................    0.94%
2004...................................................................    1.12%


    Resource Class shares' year-to-date total return as of September 30, 2005 was 2.03%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarter ended December 31, 2000) and its lowest quarterly return was 0.20% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
                                                                 SINCE      INCEPTION
(for the periods ended December 31, 2004)   1 YEAR    5 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
Resource Class                               1.12%     2.75%      3.22%       09/01/98
-----------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                        0.10%

Distribution and/or Service (12b-1) Fees                               0.20

Other Expenses                                                         0.07

Total Annual Fund Operating Expenses                                   0.37

Fee Waiver(2)                                                          0.09
Net Annual Fund Operating Expenses                                     0.28
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $29      $110      $199       $459
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%           9.66%       14.84%       20.26%       25.94%
End of Year Balance           $10,472.00      $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses     $    28.66      $    30.01   $    31.43   $    32.91   $    34.47
-----------------------------------------------------------------------------------------------

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance           $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses     $    36.09   $    37.80   $    39.58   $    41.45   $    43.41
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.


                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.28%          0.87%       1.13%       1.92%       5.30%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $230,735       $387,168    $371,428    $310,690    $293,644
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.37%(b)       0.35%       0.35%       0.35%       0.35%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.26%(b)       0.87%       1.12%       1.85%       4.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $213,069,800.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     GAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS
                                                              December 20, 2005

SWEEP CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%
2002...................................................................   1.74%
2003...................................................................   1.10%
2004...................................................................   1.28%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.15%.

    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.24% (quarters ended March 31, 2004 and June 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE         INCEPTION
2004)                                    1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Institutional Class                       1.28%     2.91%        3.38%         09/01/98
------------------------------------------------------------------------------------------


Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.10%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses(2)                                                  0.07

Total Annual Fund
Operating Expenses                                                 0.42

Fee Waiver(3)                                                      0.05
Net Annual Fund Operating Expenses                                 0.37
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Sweep Class                               $38      $130       $230        $525
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11,454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.60%       57.90%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.05% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Sweep Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005            2004          2003          2002         2001
                                                              --------       ----------    ----------    ----------    --------
Net asset value, beginning of period                          $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02        0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)      (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.44%            1.03%         1.30%         2.09%       5.47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $999,532       $1,271,847    $1,503,729    $1,624,735    $737,168
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.12%       0.09%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.17%(b)         0.15%         0.15%         0.15%       0.15%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets              2.42%(b)         1.03%         1.28%         2.01%       5.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $928,160,367.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

--------------------------------------------------------------------------------

REDEMPTIONS BY THE FUND

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

    The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

    The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

    The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

    Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

YOU ALSO CAN REVIEW AND OBTAIN COPIES OF THE FUND'S SAI, FINANCIAL REPORTS, THE FUND'S FORMS N-Q AND OTHER INFORMATION AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; ON THE EDGAR DATABASE ON THE SEC'S INTERNET WEBSITE (HTTP://WWW.SEC.GOV); OR, AFTER PAYING A DUPLICATION FEE, BY SENDING A LETTER TO THE SEC'S PUBLIC REFERENCE ROOM, WASHINGTON, DC 20549-0102 OR BY SENDING AN ELECTRONIC MAIL REQUEST TO PUBLICINFO@SEC.GOV. PLEASE CALL THE SEC AT 1-202-942-8090 FOR INFORMATION ABOUT THE PUBLIC REFERENCE ROOM.

----------------------------------------
   GOVERNMENT & AGENCY PORTFOLIO,
   A SERIES OF SHORT-TERM INVESTMENTS TRUST
   SEC 1940 ACT FILE NUMBER: 811-02729
----------------------------------------

AIMINVESTMENTS.COM     GAP-PRO-8
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
            GOVERNMENT & AGENCY PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
          FOR THE CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
        OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------

       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2005,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

              CLASS                                     DATED
              -----                                     -----
      Cash Management Class                       December 20, 2005
         Corporate Class                          December 20, 2005
       Institutional Class                        December 20, 2005
    Personal Investment Class                     December 20, 2005
     Private Investment Class                     December 20, 2005
          Reserve Class                           December 20, 2005
          Resource Class                          December 20, 2005
           Sweep Class                            December 20, 2005

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    6
          Other Investments.................................    6
          Investment Techniques.............................    7
          Additional Securities or Investment Techniques....    9
     Portfolio Policies.....................................    9
     Temporary Defensive Positions..........................   11
     Policies and Procedures for Disclosure of Portfolio
      Holdings..............................................   11
MANAGEMENT OF THE TRUST.....................................   13
     Board of Trustees......................................   13
     Management Information.................................   13
          Trustee Ownership of Portfolio Shares.............   15
     Compensation...........................................   16
          Retirement Plan for the Trustees..................   16
          Deferred Compensation Agreements..................   16
     Codes of Ethics........................................   16
     Proxy Voting Policies..................................   17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   17
INVESTMENT ADVISORY AND OTHER SERVICES......................   17
     Investment Advisor.....................................   17
     Marketing Support and Administrative Support
      Payments..............................................   18
     Service Agreements.....................................   19
     Other Service Providers................................   19
BROKERAGE ALLOCATIONS AND OTHER PRACTICES...................   19
     Brokerage Transactions.................................   19
     Commissions............................................   20
     Broker Selection.......................................   20
     Regular Brokers........................................   22
     Allocation of Portfolio Transactions...................   23
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   23
     Purchase and Redemption of Shares......................   23
     Offering Price.........................................   23
          Calculation of Net Asset Value....................   23
     Redemption in Kind.....................................   24
     Backup Withholding.....................................   24

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   25
     Dividends and Distributions............................   25
     Tax Matters............................................   25
DISTRIBUTION OF SECURITIES..................................   29
     Distribution Plan......................................   29
     Distributor............................................   30
BANKING REGULATIONS.........................................   31
CALCULATION OF PERFORMANCE DATA.............................   31
PENDING LITIGATION..........................................   33
APPENDICES:F
RATINGS OF DEBT SECURITIES..................................  A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................  B-1
TRUSTEES AND OFFICERS.......................................  C-1
TRUSTEE COMPENSATION TABLE..................................  D-1
PROXY VOTING POLICIES.......................................  E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  F-1
MANAGEMENT FEES.............................................  G-1
ADMINISTRATIVE SERVICES FEES................................  H-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.......  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
PENDING LITIGATION..........................................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government & Agency Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993.

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each Portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio consists of one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing funds comprising The AIM Family of Funds(R) including the Portfolio and other funds advised by AIM or A I M Capital Management, Inc. The table has been marked to indicate those securities in which the Portfolio may invest and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not choose to use all of these investment techniques at any one time. The Portfolio's transactions in a particular security or use of a particular investment technique is subject to limitations imposed by the Portfolio's investment objectives, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------
                               ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Investments in Entities with
 Relationships with the
 Portfolio/Advisor                                                                               X
-------------------------------------------------------------------------------------------------------------

Debt Investments

     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

                                   APPROXIMATE DATE OF
     INFORMATION AVAILABLE         POSTING TO WEBSITE     INFORMATION REMAINS AVAILABLE ON WEBSITE
     ---------------------         -------------------    ----------------------------------------
Weighted average maturity         Next business day       Until posting of the following business
information; thirty-day,                                  day's information
seven-day and one-day yield
information; daily dividend
factor and total net assets
Complete portfolio holdings as    1 day after month end   Until posting of the fiscal quarter
of month end and information                              holdings for the months included in the
derived from holdings                                     fiscal quarter
Complete portfolio holdings as    60-70 days after        For one year
of fiscal quarter end             fiscal quarter end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

     - Persons assisting in the voting of proxies;

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

     The members of the Audit Committee are James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held seven meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee held six meetings.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel, Mark H. Williamson and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii)and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

     The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for : (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is set forth in Appendix D.

Retirement Plan for the Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trusts. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolios voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

          FUND NAME            NET ASSETS   ANNUAL RATE
          ---------            ----------   -----------
Government & Agency Portfolio  All Assets      0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investment and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

     AIM has contractually agreed through August 31, 2006, to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of provided such services.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas, 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATIONS AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and, where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

     There were no brokerage commissions, paid by the Portfolio for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing

Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2005 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and also by another portfolio or one or more other accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of more than one portfolio or by the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AIS in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt interest dividends or to redemptions by the Portfolios.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to the Portfolio, less (b) expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from to its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired its shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such share. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Corporate Class                                0.03%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan permits the Portfolio to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolio to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolio will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     FMC has contractually agreed through August 31, 2006, to waive 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of Government & Agency Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Portfolio.

     Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31,2005 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31,2005.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to

FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing a Portfolio's performance with that of other portfolios and with other potential investments, investors should note that the methods of computing performance used by other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio's portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

         Y =   (V(1) + V(0))       X           365
                 ---------                     ----
                     V                          7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     and where V(1) - V(0) excludes any capital changes and income other than investment income.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    ((V(1) - V(0)) + 1)(365/7) -1
                 --------
                 V(0)
Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

     The annualized and effective yields for each class of the Portfolio are found in Appendix K.

  Performance Information

     Further information regarding the Portfolio's performance is contained in the Portfolio's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                               Bank Rate Monitor
                                   Bloomberg
                            FactSet Research Systems
                              Ibbotson Associates
                                Lehman Brothers
                                  Lipper, Inc.

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF OCTOBER 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            As of November 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer); INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company (2
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd. (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation.
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust Inc. (Chairman)
                                                  (registered investment company (3
                                                  portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporation (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo and director of various affiliated
                                                  Volvo Group companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company) and Owner, Dos Angelos Ranch, L.P.   Global
                                                                                                Education Fund
                                                  Formerly: Chief Executive Officer, Texana     (non-profit)
                                                  Timber LP (sustainable forestry company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                        None
  Trustee
 ---------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                        None
  Trustee
 ---------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                        None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 ---------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ---------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management        N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds; and Chief Compliance
                                                  Officer, A I M Distributors, Inc.
 ---------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and           N/A
  Senior Vice President                           Assistant General Counsel, ICON Advisers,
  and Senior Officer                              Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of Compliance,
                                                  ALPS Mutual Funds, Inc.
 ---------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary     N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; Vice President,
                                                  A I M Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
 ---------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M       N/A
  Vice President, Treasurer and                   Advisors, Inc.
  Principal Financial Officer
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 ---------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment     N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer, President
                                                  and Chief Investment Officer, A I M Capital
                                                  Management, Inc; Executive Vice President,
                                                  A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM Private
                                                  Asset Management, Inc.; Chief Equity
                                                  Officer, and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
 ---------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing          N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director and
                                                  President, Fund Management Company; and Vice
                                                  President, A I M Advisors, Inc.
 ---------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                  -0-                                       -0-
------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                        AGGREGATE        RETIREMENT        ESTIMATED            TOTAL
                                       COMPENSATION       BENEFITS          ANNUAL          COMPENSATION
                                         FROM THE        ACCRUED BY      BENEFITS UPON          FROM
               TRUSTEE                 TRUST(1)(2)    ALL AIM FUNDS(3)   RETIREMENT(4)   ALL AIM FUNDS(5)(6)
  Bob R. Baker                           $36,221          $198,871         $144,796           $189,750
  Frank S. Bayley                         38,557           175,241          112,500            193,500
  James T. Bunch                          33,885           143,455          112,500            186,000
  Bruce L. Crockett                       57,246            75,638          112,500            223,500
  Albert R. Dowden                        38,557            93,210          112,500            192,500
  Edward K. Dunn, Jr.                     38,557           133,390          112,500            193,500
  Jack M. Fields                          33,722            48,070          112,500            186,000
  Carl Frischling(7)                      33,885            62,040          112,500            185,000
  Gerald J. Lewis                         33,885           143,455          112,500            186,000
  Prema Mathai-Davis                      36,221            55,768          112,500            189,750
  Lewis F. Pennock                        33,885            80,777          112,500            186,000
  Ruth H. Quigley                         36,221           154,767          112,500            189,750
  Louis S. Sklar(8)                       12,714           115,160          101,250            186,000
  Larry Soll, Ph.D.                       33,885           184,356          130,823            186,000
  Raymond Stickel, Jr.(9)                    N/A               N/A                0                N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005,, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement. during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar retired effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

    II.Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

    III.
       Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV.Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                              MANAGEMENT FEE PAYABLE                MANAGEMENT FEE PAYABLE
                       ------------------------------------   ----------------------------------
   PORTFOLIO NAME         2005         2004         2003         2005         2004        2003
   --------------      ----------   ----------   ----------   ----------   ----------   --------
Government & Agency
  Portfolio..........  $2,428,450   $3,175,148   $3,311,317   $1,155,340   $1,069,542   $931,646

                              MANAGEMENT FEE PAYABLE
                       ------------------------------------
   PORTFOLIO NAME         2005         2004         2003
   --------------      ----------   ----------   ----------
Government & Agency
  Portfolio..........  $1,273,110   $2,105,606   $2,379,671

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

                     PORTFOLIO NAME                         2005       2004       2003
                     --------------                       --------   --------   --------
Government & Agency Portfolio...........................  $517,425   $595,254   $569,257

                                   APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2005, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2005, are as follows:

                          CLASS                               AMOUNT
                          -----                             ----------
Cash Management Class....................................   $  503,254
Corporate Class..........................................   $      842
Personal Investment Class................................   $  198,430
Private Investment Class.................................   $1,844,956
Reserve Class............................................   $   37,265
Resource Class...........................................   $  340,912
Sweep Class*.............................................          N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year or period ended August 31, 2005, are as follows:

                                                              UNDERWRITERS     DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $    479      $  502,775
Corporate Class.............................................           0             842
Personal Investment Class...................................      46,131         152,299
Private Investment Class....................................     160,675       1,684,281
Reserve Class...............................................       5,453          31,812
Resource Class..............................................         456         340,456
Sweep Class*................................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA

     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2005, are as follows:

                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2005
-------------                                         -------------------
Cash Management Class..............................          3.30%
Corporate Class....................................          3.35%
Institutional Class................................          3.38%
Personal Investment Class..........................          2.83%
Private Investment Class...........................          3.08%
Reserve Class......................................          2.51%
Resource Class.....................................          3.22%
Sweep Class*.......................................           N/A

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2005
----------------                                    ----------------------
Cash Management Class............................            3.39%
Corporate Class..................................            3.44%
Institutional Class..............................            3.47%
Personal Investment Class........................            2.92%
Private Investment Class.........................            3.17%
Reserve Class....................................            2.60%
Resource Class...................................            3.31%
Sweep Class*.....................................             N/A

                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2005
---------------                                     ----------------------
Cash Management Class............................            3.44%
Corporate Class..................................            3.49%
Institutional Class..............................            3.53%
Personal Investment Class........................            2.96%
Private Investment Class.........................            3.22%
Reserve Class....................................            2.63%
Resource Class...................................            3.36%
Sweep Class*.....................................             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

     The tax equivalent current yield and tax equivalent effective yield for the Portfolio, with respect to each class, for the seven day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT CURRENT YIELD                           AUGUST 31, 2005
----------------------------                        ----------------------
Cash Management Class.............................          5.22%
Corporate Class*..................................          5.29%
Institutional Class...............................          5.34%
Personal Investment Class.........................          4.49%
Private Investment Class..........................          4.88%
Reserve Class.....................................          4.00%
Resource Class....................................          5.09%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT EFFECTIVE YIELD                         AUGUST 31, 2005
------------------------------                      ----------------------
Cash Management Class.............................          5.29%
Corporate Class*..................................          5.37%
Institutional Class...............................          5.43%
Personal Investment Class.........................          4.55%
Private Investment Class..........................          4.95%
Reserve Class.....................................          4.05%
Resource Class....................................          5.17%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                  APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND,

     AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government & Agency Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
SHORT-TERM INVESTMENTS TRUST



We have audited the accompanying statement of changes in net assets of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Government & Agency Portfolio for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 24, 2004

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-34.68%

FEDERAL FARM CREDIT BANK-1.35%

Floating Rate Bonds,
  3.51%(b)                                10/20/05    $ 37,000    $   36,998,427
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-7.06%

Unsec. Bonds, 6.09%                       06/02/06      10,980        11,137,648
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  3.31%                                   11/18/05      27,788        27,588,714
--------------------------------------------------------------------------------
  3.32%                                   11/18/05      50,724        50,359,125
--------------------------------------------------------------------------------
  2.92%                                   12/30/05      20,000        19,805,333
--------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.45%(b)                                10/05/05      35,000        34,998,362
--------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.88%                                   05/22/06      24,880        24,677,646
--------------------------------------------------------------------------------
  3.25%                                   07/21/06      25,000        24,838,500
================================================================================
                                                                     193,405,328
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.58%

Unsec. Disc. Notes,(a)
  3.19%                                   09/06/05      40,000        39,982,278
--------------------------------------------------------------------------------
  3.22%                                   09/06/05      24,060        24,049,240
--------------------------------------------------------------------------------
  3.29%                                   11/08/05      30,000        29,813,850
--------------------------------------------------------------------------------
  2.87%                                   12/13/05      15,816        15,686,129
--------------------------------------------------------------------------------
  3.44%                                   12/13/05      50,000        49,507,889
--------------------------------------------------------------------------------
  3.87%                                   07/31/06      40,000        38,568,470
--------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                   11/15/05      10,000         9,982,724
================================================================================
                                                                     207,590,580
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.69%

Unsec. Disc. Notes,(a)
  3.22%                                   09/07/05      25,000        24,986,583
--------------------------------------------------------------------------------
  3.37%                                   10/05/05      50,000        49,840,861
--------------------------------------------------------------------------------
  3.38%                                   10/05/05      50,000        49,840,388
--------------------------------------------------------------------------------
  3.51%                                   10/26/05      50,000        49,732,257
--------------------------------------------------------------------------------
  3.26%                                   11/02/05      55,000        54,691,206
--------------------------------------------------------------------------------
  3.32%                                   11/16/05      28,759        28,557,492
--------------------------------------------------------------------------------
  2.93%                                   12/09/05      25,000        24,798,288
--------------------------------------------------------------------------------
  3.41%                                   02/24/06      30,000        29,499,867
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

Unsec. Floating Rate Global Notes,
  3.45%(b)                                09/15/05    $100,000    $   99,997,423
--------------------------------------------------------------------------------
  3.51%(c)                                10/21/05      50,000        49,994,368
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 3.54%(d)      05/09/06      50,000        49,993,205
================================================================================
                                                                     511,931,938
================================================================================
    TOTAL U.S. GOVERNMENT AGENCY
      SECURITIES (Cost $949,926,273)                                 949,926,273
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $949,926,273)                                                  949,926,273
================================================================================

REPURCHASE AGREEMENTS-65.55%

Banc of America Securities LLC 3.57%(e)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(f)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(g)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  3.59%(h)                                      --     150,000       150,000,000
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  3.60%(i)                                09/01/05      75,000        75,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp. 3.59%(j)     09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc. 3.59%(k)    09/01/05     195,545       195,545,402
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC 3.59%(l)   09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.59%(m)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.61%(n)                                09/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co., Inc. 3.59%(o)       09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(p)                                09/01/05     125,000       125,000,000
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(q)                                09/01/05    $125,000    $  125,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,795,545,402)                                              1,795,545,402
================================================================================
TOTAL INVESTMENTS-100.23% (Cost
  $2,745,471,675)(r)                                               2,745,471,675
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.23%)                                 (6,325,408)
================================================================================
NET ASSETS-100.00%                                                $2,739,146,267
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $125,012,396.
(f) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 8/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $125,012,465.
(g) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 8/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $125,012,465.
(h) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,515,000 U.S. Government obligations, 0.88% to 10.00% due 12/28/06 to 05/15/30 with an aggregate market value at 8/31/05 of $153,415,732.
(i) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $75,007,500. Collateralized by $74,197,000 U.S. Government obligations, 2.50% to 12.75% due 11/15/05 to 02/15/31 with an aggregate market value at 8/31/05 of $76,501,895.
(j) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $125,012,465.
(k) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 8/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $195,564,902.
(l) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 8/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $125,012,465.
(m) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 8/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $125,012,465.
(n) Repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $441,925,000 U.S. Government obligations, 0% due 07/15/06 to 04/15/30 with an aggregate market value at 8/31/05 of $255,000,141.
(o) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 8/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $125,012,465.
(p) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 8/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $125,012,465.
(q) Joint repurchase agreement entered into 8/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 8/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $125,012,431.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $949,926,273)    $  949,926,273
------------------------------------------------------------
Repurchase agreements (cost $1,795,545,402)    1,795,545,402
============================================================
    Total investments (cost $2,745,471,675)    2,745,471,675
============================================================
Cash                                              30,585,433
------------------------------------------------------------
Receivables for:
  Investments sold                                19,414,567
------------------------------------------------------------
  Interest                                         1,301,808
------------------------------------------------------------
  Fund expenses absorbed                              14,900
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                87,709
------------------------------------------------------------
Other assets                                         102,949
============================================================
    Total assets                               2,796,979,041
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                            50,000,000
------------------------------------------------------------
  Dividends                                        7,232,242
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 206,726
------------------------------------------------------------
Accrued distribution fees                            271,890
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             6,069
------------------------------------------------------------
Accrued transfer agent fees                           54,317
------------------------------------------------------------
Accrued operating expenses                            61,530
============================================================
    Total liabilities                             57,832,774
============================================================
Net assets applicable to shares outstanding   $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,739,024,755
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (122,271)
============================================================
                                              $2,739,146,267
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  999,532,037
____________________________________________________________
============================================================
Private Investment Class                      $  750,823,942
____________________________________________________________
============================================================
Personal Investment Class                     $   38,024,227
____________________________________________________________
============================================================
Cash Management Class                         $  653,382,410
____________________________________________________________
============================================================
Reserve Class                                 $    4,640,390
____________________________________________________________
============================================================
Resource Class                                $  230,734,807
____________________________________________________________
============================================================
Corporate Class                               $   62,008,454
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              999,480,334
____________________________________________________________
============================================================
Private Investment Class                         750,816,580
____________________________________________________________
============================================================
Personal Investment Class                         38,023,361
____________________________________________________________
============================================================
Cash Management Class                            653,370,135
____________________________________________________________
============================================================
Reserve Class                                      4,639,908
____________________________________________________________
============================================================
Resource Class                                   230,721,598
____________________________________________________________
============================================================
Corporate Class                                   62,008,071
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $61,605,591
=========================================================================

EXPENSES:

Advisory fees                                                   2,428,450
-------------------------------------------------------------------------
Administrative services fees                                      517,425
-------------------------------------------------------------------------
Custodian fees                                                    120,843
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      3,074,926
-------------------------------------------------------------------------
  Personal Investment Class                                       270,586
-------------------------------------------------------------------------
  Cash Management Class                                           629,067
-------------------------------------------------------------------------
  Reserve Class                                                    42,834
-------------------------------------------------------------------------
  Resource Class                                                  426,140
-------------------------------------------------------------------------
  Corporate Class                                                     842
-------------------------------------------------------------------------
Transfer agent fees                                               420,619
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         106,590
-------------------------------------------------------------------------
Other                                                             478,953
=========================================================================
    Total expenses                                              8,517,275
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,676,621)
=========================================================================
    Net expenses                                                5,840,654
=========================================================================
Net investment income                                          55,764,937
=========================================================================
Net realized gain (loss) from investment securities               (37,066)
=========================================================================
Net increase in net assets resulting from operations          $55,727,871
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   55,764,937    $   29,425,689
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (37,066)          (11,053)
==============================================================================================
    Net increase in net assets resulting from operations          55,727,871        29,414,636
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (22,319,218)      (13,677,122)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (13,383,231)       (3,865,233)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (698,157)         (140,574)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (14,529,788)       (8,369,915)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (67,283)           (6,151)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (4,673,075)       (3,366,694)
----------------------------------------------------------------------------------------------
  Corporate Class                                                    (94,185)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (55,764,937)      (29,425,689)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (272,301,911)     (231,876,703)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       265,863,759       (18,397,524)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,877,849         8,015,254
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (351,630,856)      264,197,055
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,801,483        (1,326,568)
----------------------------------------------------------------------------------------------
  Resource Class                                                (156,429,026)       15,740,626
----------------------------------------------------------------------------------------------
  Corporate Class                                                 62,008,071                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (441,810,631)       36,352,140
==============================================================================================
    Net increase (decrease) in net assets                       (441,847,697)       36,341,087
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,180,993,964     3,144,652,877
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $2,739,146,267    $3,180,993,964
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $1,155,340.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,544.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $517,425.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $420,619.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class, paid $1,844,955, $198,430, $503,254, $37,265, $340,912 and $842, respectively, after FMC waived Plan fees of $1,229,971, $72,156, $125,813, $5,569, $85,228 and
$0 respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $13,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $55,764,937    $29,425,689
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      412,859
----------------------------------------------------------------------------
Temporary book/tax differences                                      (169,076)
----------------------------------------------------------------------------
Capital loss carryforward                                           (122,271)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,739,024,755
============================================================================
Total net assets                                              $2,739,146,267
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                 $ 74,152
---------------------------------------------------------------------------
August 31, 2013                                                   48,119
===========================================================================
Total capital loss carryforward                                 $122,271
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   13,446,219,748    $ 13,446,219,748     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,083,078,869       4,083,078,869      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                586,825,531         586,825,531        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,991,805,897       5,991,805,897      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             98,088,161          98,088,161         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,187,348,929       1,187,348,929      2,452,588,122       2,452,588,122
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       109,239,395         109,239,395                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        8,007,812           8,007,812          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,306,033           5,306,033          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     25,966              25,966              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     12,351,284          12,351,284          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 29,242              29,242              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,605,767           2,605,767          1,959,022           1,959,022
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                             8,285               8,285                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (13,726,529,471)    (13,726,529,471)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,822,521,143)     (3,822,521,143)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (577,973,648)       (577,973,648)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (6,355,788,037)     (6,355,788,037)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (96,315,920)        (96,315,920)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,346,383,722)     (1,346,383,722)    (2,438,806,518)     (2,438,806,518)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (47,239,609)        (47,239,609)                --                  --
=================================================================================================================================
                                                          (441,810,631)   $   (441,810,631)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. The FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005            2004         2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02        0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)      (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.36%            0.95%       1.22%       2.01%       5.38%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $653,382       $1,005,027    $740,833    $553,821    $407,924
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%       0.20%       0.20%       0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.27%(b)         0.25%       0.25%       0.25%       0.25%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.34%(b)         0.95%       1.20%       1.93%       5.06%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $629,066,906.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE
                                                              -------------
                                                              JUNE 30, 2005
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               AUGUST 31,
                                                                  2005
---------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00
---------------------------------------------------------------------------
Net investment income                                               0.01
===========================================================================
Less dividends from net investment income                          (0.01)
===========================================================================
Net asset value, end of period                                   $  1.00
___________________________________________________________________________
===========================================================================
Total return(a)                                                     1.50%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $62,008
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.15%(b)
---------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.20%(b)
___________________________________________________________________________
===========================================================================
Ratio of net investment income to average net assets                2.39%(b)
___________________________________________________________________________
===========================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,259,107.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005            2004          2003          2002         2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02        0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)      (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $     1.00    $     1.00    $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.44%            1.03%         1.30%         2.09%       5.47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $999,532       $1,271,847    $1,503,729    $1,624,735    $737,168
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.12%       0.09%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.17%(b)         0.15%         0.15%         0.15%       0.15%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets              2.42%(b)         1.03%         1.28%         2.01%       5.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $928,160,367.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.01       0.01       0.02(a)    0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (0.01)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  1.88%         0.48%      0.74%      1.58%      4.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,024       $29,147    $21,132    $23,793    $24,985
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(c)      0.67%      0.67%      0.62%      0.59%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.92%(c)      0.90%      0.90%      0.90%      0.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             1.87%(c)      0.48%      0.73%      1.51%      4.64%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $36,078,184.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.14%          0.73%       0.99%       1.78%       5.15%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $750,824       $484,967    $503,365    $281,993    $254,318
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(b)       0.65%       0.65%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.12%(b)       0.73%       0.98%       1.71%       4.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $614,985,213.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESERVE CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2005         2004       2003       2002      2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                           0.02          0.00      0.004      0.01      0.05
=================================================================================================================
Less dividends from net investment income                      (0.02)        (0.00)    (0.004)    (0.01)    (0.05)
=================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $ 1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                 1.56%         0.15%      0.43%     1.27%     4.63%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,640       $ 2,839    $ 4,166    $7,882    $7,516
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)      0.99%      0.98%     0.92%     0.89%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.17%(b)      1.15%      1.15%     1.15%     1.15%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets            1.55%(b)      0.16%      0.42%     1.21%     4.34%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,283,380.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.28%          0.87%       1.13%       1.92%       5.30%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $230,735       $387,168    $371,428    $310,690    $293,644
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.37%(b)       0.35%       0.35%       0.35%       0.35%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.26%(b)       0.87%       1.12%       1.85%       4.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $213,069,800.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Cash Management Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   5.88%
2001...................................................................   3.86%
2002...................................................................   1.61%
2003...................................................................   0.95%
2004...................................................................   1.16%


    Cash Management Class shares' year-to-date total return as of September 30, 2005 was 2.04%.

    During the period shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000) and its lowest quarterly return was 0.20% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE         INCEPTION
2004)                                    1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Cash Management Class                     1.16%     2.67%        2.68%         12/30/99
------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.20%

Distribution and/or
Service (12b-1) Fees                                               0.10

Other Expenses                                                     0.21

Total Annual Fund
Operating Expenses                                                 0.51

Fee Waiver(2)                                                      0.31
Net Annual Fund Operating Expenses                                 0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Cash Management Class                      $20      $132      $254       $611
-------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%           9.83%       15.10%       20.63%       26.42%
End of Year Balance           $10,480.00      $10,983.04   $11,510.23   $12,062.72   $12,641.73
Estimated Annual Expenses     $    20.48      $    21.46   $    22.49   $    23.57   $    24.70
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.84%       45.51%       52.49%       59.81%
End of Year Balance           $13,248.53   $13,884.46   $14,550.91   $15,249.36   $15,981.33
Estimated Annual Expenses     $    25.89   $    27.13   $    28.44   $    29.80   $    31.23
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2005          2004      2003      2002       2001
                                                              -------       ------    ------    -------    -------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02         0.01      0.01       0.02       0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.00)    (0.00)     (0.00)     (0.00)
==================================================================================================================
    Total distributions                                         (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
==================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  2.31%        0.91%     1.16%      1.90%      5.23%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,654       $5,073    $2,563    $17,260    $19,254
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)     0.20%     0.21%      0.21%      0.20%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.51%(b)     0.43%     0.43%      0.35%      0.36%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets             2.32%(b)     0.90%     1.13%      1.90%      4.92%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,450,751.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

CORPORATE CLASS

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Corporate Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                                  ANNUAL
YEARS ENDED                                                                        TOTAL
DECEMBER 31                                                                       RETURNS
-----------                                                                       -------
1995............................................................................   5.58%
1996............................................................................   5.09%
1997............................................................................   5.15%
1998............................................................................   5.11%
1999............................................................................   4.60%
2000............................................................................   5.96%
2001............................................................................   3.94%
2002............................................................................   1.69%
2003............................................................................   1.03%
2004............................................................................   1.24%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Corporate Class has higher expenses. As of the date of this prospectus, Corporate Class has not yet commenced operations.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.10%.

    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.22% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------
(for the periods ended                                                             INCEPTION
December 31, 2004)                       1 YEAR     5 YEARS        10 YEARS           DATE
------------------------------------------------------------------------------------------------
Institutional Class                       1.24%        2.76%           3.92%         08/17/90
------------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            CORPORATE CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.20%

Distribution and/or Service (12b-1) Fees                            0.03

Other Expenses(2)                                                   0.21

Total Annual Fund Operating Expenses                                0.44

Fee Waiver(3)                                                       0.29
Net Annual Fund Operating Expenses                                  0.15
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Corporate Class                             $15      $112      $217       $526
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Corporate Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Corporate Class has not yet commenced operations, and, therefore, financial information for such shares is not available.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
                                                              --------       -------    -------    -------    --------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02          0.01       0.01       0.02        0.05
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)     (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                          (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   2.39%         0.99%      1.24%      1.98%       5.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,845       $56,192    $84,989    $67,754    $208,307
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)      0.12%      0.13%      0.13%       0.12%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.41%(b)      0.33%      0.33%      0.25%       0.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)      0.98%      1.21%      1.98%       5.00%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $53,368,687.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Corporate Class                                                                                 $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

Purchase Options
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                          ANNUAL
YEARS ENDED                                                                TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1995....................................................................   5.58%
1996....................................................................   5.09%
1997....................................................................   5.15%
1998....................................................................   5.11%
1999....................................................................   4.60%
2000....................................................................   5.96%
2001....................................................................   3.94%
2002....................................................................   1.69%
2003....................................................................   1.03%
2004....................................................................   1.24%


    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.10%.

    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and the lowest quarterly return was 0.22% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------
(for the periods ended                                       INCEPTION
December 31, 2004)          1 YEAR    5 YEARS    10 YEARS      DATE
-----------------------------------------------------------------------
Institutional Class          1.24%     2.76%       3.92%      08/17/90
-----------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.20%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.21

Total Annual Fund Operating Expenses                                0.41

Fee Waiver(2)                                                       0.29
Net Annual Fund Operating Expenses                                  0.12
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------
Institutional Class                       $12       $102       $201         $489
-----------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%          10.00%       15.37%       21.00%       26.90%
End of Year Balance           $10,488.00      $10,999.81   $11,536.61   $12,099.59   $12,690.05
Estimated Annual Expenses     $    12.29      $    12.89   $    13.52   $    14.18   $    14.87
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        33.09%       39.59%       46.40%       53.54%       61.04%
End of Year Balance           $13,309.33   $13,958.82   $14,640.01   $15,354.44   $16,103.74
Estimated Annual Expenses     $    15.60   $    16.36   $    17.16   $    18.00   $    18.87
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
                                                              --------       -------    -------    -------    --------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02          0.01       0.01       0.02        0.05
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)     (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                          (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   2.39%         0.99%      1.24%      1.98%       5.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,845       $56,192    $84,989    $67,754    $208,307
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)      0.12%      0.13%      0.13%       0.12%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.41%(b)      0.33%      0.33%      0.25%       0.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)      0.98%      1.21%      1.98%       5.00%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $53,368,687.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                             $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Personal Investment Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................   1.17%
2003...................................................................   0.47%
2004...................................................................   0.68%


    Personal Investment Class shares' year-to-date total return as of September 30, 2005 was 1.69%.

    During the periods shown in the bar chart, the highest quarterly return was 0.31% (quarter ended June 30, 2002) and its lowest quarterly return was 0.08% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
(for the periods ended December 31, 2004)     1 YEAR    INCEPTION      DATE
-------------------------------------------------------------------------------
Personal Investment Class                      0.68%      1.15%       05/31/01
-------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PERSONAL INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------
(expenses that are deducted                                   PERSONAL
from fund assets)                                            INVESTMENT CLASS
------------------------------------------------------------------------------
Management Fees                                                   0.20%

Distribution and/or Service (12b-1) Fees                           0.75

Other Expenses                                                     0.21

Total Annual Fund Operating Expenses                               1.16
Fee Waiver(2)                                                      0.49
Net Annual Fund Operating Expenses                                 0.67
------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $68      $320      $591      $1,365
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Personal Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.

    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.


DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                              PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                                          MAY 30, 2001
                                                                                                           (DATE SALES
                                                                       YEAR ENDED AUGUST 31,              COMMENCED) TO
                                                              ----------------------------------------     AUGUST 31,
                                                               2005         2004       2003      2002         2001
                                                              ------       -------    ------    ------    -------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02         0.004      0.01      0.02         0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (0.000)    (0.00)    (0.00)       (0.00)
=======================================================================================================================
    Total distributions                                        (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
=======================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                 1.83%         0.43%     0.69%     1.47%        0.82%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,607       $ 6,087    $6,415    $8,957       $1,609
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(b)      0.67%     0.68%     0.63%        0.62%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.16%(b)      1.08%     1.08%     1.00%        1.01%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets            1.85%(b)      0.43%     0.66%     1.48%        4.50%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $6,286,633.
(c)  Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Private Investment Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.32%
1996...................................................................   4.83%
1997...................................................................   4.89%
1998...................................................................   4.85%
1999...................................................................   4.34%
2000...................................................................   5.70%
2001...................................................................   3.69%
2002...................................................................   1.44%
2003...................................................................   0.77%
2004...................................................................   0.98%


    Private Investment Class shares' year-to-date total return as of September 30, 2005 was 1.91%.

    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended December 31, 2000) and the lowest quarterly return was 0.16% (quarters ended September 30, 2003 and March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2004)           1 YEAR    5 YEARS    10 YEARS           DATE
-------------------------------------------------------------------------------
Private Investment Class      0.98%     2.50%         3.67%         12/21/94
-------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.20%

Distribution and/or
Service (12b-1) Fees                                             0.50

Other Expenses                                                   0.21

Total Annual Fund
Operating Expenses                                               0.91
Fee Waiver(2)                                                    0.54
Net Annual Fund Operating Expenses                               0.37
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Private Investment Class                $38       $236       $451      $1,070
-------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.37%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11.454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.37%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.28%       57.24%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Private Investment Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states.

    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                              PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                               2005           2004       2003        2002        2001
                                                              -------       --------    -------    --------    --------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02           0.01       0.01        0.02        0.05
=======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          (0.00)     (0.00)      (0.00)      (0.00)
=======================================================================================================================
    Total distributions                                         (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
=======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  2.13%          0.74%      0.99%       1.73%       5.05%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,277       $276,400    $85,138    $111,045    $118,324
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)       0.37%      0.38%       0.38%       0.37%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.91%(b)       0.83%      0.83%       0.75%       0.76%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets             2.15%(b)       0.73%      0.96%       1.73%       4.75%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $69,551,421.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Reserve Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURN
-----------                                                             -------
2004..................................................................   0.37%


    Reserve Class shares' year-to-date total return as of September 30, 2005 was 1.44%.

    During the periods shown in the bar chart, the highest quarterly return was 0.22% (quarter ended December 31, 2004) and its lowest quarterly return was 0.02% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------
(for the periods ended             SINCE    INCEPTION
December 31, 2004)        1 YEAR   INCEPTION    DATE
--------------------------------------------------------
Reserve Class             0.37%    0.28%      06/23/03
--------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                       0.20%

Distribution and/or
Service (12b-1) Fees                                                  1.00

Other Expenses                                                        0.21

Total Annual Fund
Operating Expenses                                                    1.41
Fee Waiver(2)                                                         0.42
Net Annual Fund Operating Expenses                                    0.99
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $101     $405      $731      $1,655
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.18%       12.52%       17.03%       21.72%
End of Year Balance           $10,401.00      $10,818.08   $11,251.89   $11,703.09   $12,172.38
Estimated Annual Expenses     $   100.98      $   105.03   $   109.25   $   113.63   $   118.18
-----------------------------------------------------------------------------------------------

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.60%       31.68%       36.96%       42.45%       48.17%
End of Year Balance           $12,660.49   $13,168.18   $13,696.22   $14,245.44   $14,816.68
Estimated Annual Expenses     $   122.92   $   127.85   $   132.98   $   138.31   $   143.86
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                           RESERVE CLASS
                                                              ----------------------------------------
                                                                                         JUNE 23, 2003
                                                                   YEAR ENDED             (DATE SALES
                                                                   AUGUST 31,            COMMENCED) TO
                                                              --------------------        AUGUST 31,
                                                               2005         2004             2003
                                                              ------       -------       -------------
Net asset value, beginning of period                          $1.00        $  1.00          $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01          0.001(a)          0.01
======================================================================================================
Less distributions:
  Dividends from net investment income                        (0.01)        (0.001)           (0.01)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --         (0.000)           (0.00)
======================================================================================================
    Total distributions                                       (0.01)        (0.001)           (0.01)
======================================================================================================
Net asset value, end of period                                $1.00        $  1.00          $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                1.50%          0.15%            0.44%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period                                     $   0        $     1          $15,794
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.99%(c)       0.92%            0.93%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.41%(c)       1.33%            1.32%(d)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to average net assets           1.53%(c)       0.18%            0.41%(d)
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $454.
(d)  Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Resource Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                          ANNUAL
YEARS ENDED                                                                TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
2000....................................................................   5.80%
2001....................................................................   3.78%
2002....................................................................   1.53%
2003....................................................................   0.87%
2004....................................................................   1.07%


    Resource Class shares' year-to-date total return as of September 30, 2005 was 1.98%.

    During the period shown in the bar chart, the highest quarterly return was 1.57% (quarter ended December 30, 2000) and its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE         INCEPTION
2004)                                    1 YEAR    5 YEARS   INCEPTION          DATE
--------------------------------------------------------------------------
Resource Class                            1.07%     2.59%        2.60%         12/30/99
------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.20%

Distribution and/or
Service (12b-1) Fees                                                  0.20

Other Expenses                                                        0.21

Total Annual Fund
Operating Expenses                                                    0.61
Fee Waiver(2)                                                         0.33
Net Annual Fund Operating Expenses                                    0.28
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $29      $162      $307       $731
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%           9.66%       14.84%       20.26%       25.94%
End of Year Balance           $10,472.00      $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses     $    28.66      $    30.01   $    31.43   $    32.91   $    34.47
-----------------------------------------------------------------------------------------------

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance           $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses     $    36.09   $    37.80   $    39.58   $    41.45   $    43.41
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  RESOURCE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005         2004       2003       2002        2001
                                                              ------       -------    -------    -------    --------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02          0.01       0.01       0.02        0.05
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --         (0.00)     (0.00)     (0.00)      (0.00)
====================================================================================================================
    Total distributions                                        (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
====================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                 2.22%         0.83%      1.08%      1.82%       5.15%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,906       $10,557    $15,236    $29,726    $156,340
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.28%(b)      0.28%      0.29%      0.29%       0.28%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.61%(b)      0.53%      0.53%      0.45%       0.46%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets            2.24%(b)      0.82%      1.05%      1.82%       4.84%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,044,301.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.


    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                              GOVERNMENT TAX ADVANTAGE PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

SWEEP CLASS

Government Tax Advantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-3
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                                  ANNUAL
YEARS ENDED                                                                        TOTAL
DECEMBER 31                                                                       RETURNS
-----------                                                                       -------
1995............................................................................   5.58%
1996............................................................................   5.09%
1997............................................................................   5.15%
1998............................................................................   5.11%
1999............................................................................   4.60%
2000............................................................................   5.96%
2001............................................................................   3.94%
2002............................................................................   1.69%
2003............................................................................   1.03%
2004............................................................................   1.24%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.10%.

    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.22% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------
(for the periods ended                                                             INCEPTION
December 31, 2004)                       1 YEAR     5 YEARS        10 YEARS           DATE
------------------------------------------------------------------------------------------------
Institutional Class                       1.24%        2.76%           3.92%         08/17/90
------------------------------------------------------------------------------------------------


Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.20%

Distribution and/or Service (12b-1) Fees                            0.25

Other Expenses(2)                                                   0.21

Total Annual Fund Operating Expenses                                0.66
Fee Waiver(3)                                                       0.29
Net Annual Fund Operating Expenses                                  0.37
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $38      $182      $339       $795
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11,454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.60%       57.90%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received no compensation.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Sweep Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
                                                              --------       -------    -------    -------    --------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02          0.01       0.01       0.02        0.05
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)     (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                          (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   2.39%         0.99%      1.24%      1.98%       5.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,845       $56,192    $84,989    $67,754    $208,307
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)      0.12%      0.13%      0.13%       0.12%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.41%(b)      0.33%      0.33%      0.25%       0.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)      0.98%      1.21%      1.98%       5.00%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $53,368,687.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 3:00 and 3:30 p.m. Eastern Time may
                                       only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government Tax Advantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TAP-PRO-8
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
          GOVERNMENT TAXADVANTAGE PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
        FOR THE CLASSES OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED
          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
      OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------

       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2005,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

              CLASS                                  DATED
              -----                                  -----
      Cash Management Class                    December 20, 2005
         Corporate Class                       December 20, 2005
       Institutional Class                     December 20, 2005
    Personal Investment Class                  December 20, 2005
     Private Investment Class                  December 20, 2005
          Reserve Class                        December 20, 2005
          Resource Class                       December 20, 2005
           Sweep Class                         December 20, 2005

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    5
          Investment Techniques.............................    6
          Additional Securities or Investment Techniques....    7
     Portfolio Policies.....................................    7
     Temporary Defensive Position...........................    9
     Policies and Procedures for Disclosure of Portfolio
      Holdings..............................................    9
MANAGEMENT OF THE TRUST.....................................   12
     Board of Trustees......................................   12
     Management Information.................................   12
          Trustee Ownership of Portfolio Shares.............   14
     Compensation...........................................   14
          Retirement Plan for Trustees......................   14
          Deferred Compensation Agreements..................   15
     Codes of Ethics........................................   15
     Proxy Voting Policies..................................   15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   16
INVESTMENT ADVISORY AND OTHER SERVICES......................   16
     Investment Advisor.....................................   16
     Marketing Support and Administrative Support
      Payments..............................................   17
     Service Agreements.....................................   17
     Other Service Providers................................   17
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   18
     Brokerage Transactions.................................   18
     Commissions............................................   19
     Broker Selection.......................................   19
     Regular Brokers........................................   21
     Allocation of Portfolio Transactions...................   21
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   22
     Purchase and Redemption of Shares......................   22
     Offering Price.........................................   22
          Calculation of Net Asset Value....................   22
     Redemption in Kind.....................................   22
     Backup Withholding.....................................   23

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   23
     Dividends and Distributions............................   23
     Tax Matters............................................   24
DISTRIBUTION OF SECURITIES..................................   28
     Distribution Plan......................................   28
     Distributor............................................   29
BANKING REGULATIONS.........................................   30
CALCULATION OF PERFORMANCE DATA.............................   30
PENDING LITIGATION..........................................   32

APPENDICES:
RATINGS OF DEBT SECURITIES..................................  A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................  B-1
TRUSTEES AND OFFICERS.......................................  C-1
TRUSTEE COMPENSATION TABLE..................................  D-1
PROXY VOTING POLICIES.......................................  E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  F-1
MANAGEMENT FEES.............................................  G-1
ADMINISTRATIVE SERVICES FEES................................  H-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.......  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
PENDING LITIGATION ALLEGING MARKET TIMING...................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government TaxAdvantage Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio consists of one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing funds comprising The AIM Family of Funds(R) including the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. The table has been marked to indicate those securities in which the Portfolio may invest and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not choose to use all of these investment techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objectives, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------
                               ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Investments in Entities with
 Relationships with the
 Portfolio/Advisor                                                                               X
-------------------------------------------------------------------------------------------------------------

Debt Investments

     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation.)

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the

     Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The

     Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

                                   APPROXIMATE DATE OF
     INFORMATION AVAILABLE         POSTING TO WEBSITE     INFORMATION REMAINS AVAILABLE ON WEBSITE
     ---------------------         -------------------    ----------------------------------------
Weighted average maturity         Next business day       Until posting of the following business
information; thirty-day,                                  day's information
seven-day and one-day yield
information; daily dividend
factor and total net assets
Complete portfolio holdings as    1 day after month end   Until posting of the fiscal quarter
of month end and information                              holdings for the months included in the
derived from holdings                                     fiscal quarter
Complete portfolio holdings as    60-70 days after        For one year
of fiscal quarter end             fiscal quarter end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

     - Persons assisting in the voting of proxies;

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities.

AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

     The members of the Audit Committee are James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held seven meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and
(xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee met six times.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel and Mark H. Williamson, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments. Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii) and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

     The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review;

(iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM"s internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and
(vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair).The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is set forth in Appendix D.

Retirement Plan for Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

          FUND NAME                        NET ASSETS               ANNUAL RATE
          ---------                        ----------               -----------
Government TaxAdvantage
  Portfolio                     First $250 million                     0.20%
                                Over $250 million to $500 million      0.15%
                                Amount over $500 million               0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

     AIM has contractually agreed through August 31, 2006, to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of provided such services.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, NY 11217-1431, is custodian of all securities and cash of the Portfolio.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the portfolio. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions and, where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolio for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provides AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2005 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and also by another portfolio or one or more other accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of more than one portfolio or by the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt interest dividends or to redemptions by the Portfolio.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to the Portfolio, less (b) expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, or in the securities of certain publicly traded partnerships.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedent's dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Corporate Class                                0.03%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan permits the Portfolio to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolio to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolio will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     FMC has contractually agreed through August 31, 2006, to waive 0.02%, 0.20%, 0.25%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio's Cash Management Class, Personal Investment Class. Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Portfolio.

     Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31,2005 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31,2005.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to

FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with that of other portfolios and with other potential investments, investors should note that the methods of computing performance used by other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio's portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     and where V(1) - V(0) excludes any capital changes and income other than investment income.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    ((V(1) - V(0)) + 1)(365/7) -1
                 --------
                 V(0)
Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

     The annualized and effective yields for each class of the Portfolio are found in Appendix L.

  Performance Information

     Further information regarding the Portfolio's performance is contained in the Portfolio's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                Bloomberg                             Ibbotson Association
         FactSet Research Systems                       Lehman Brothers
                                                          Lipper, Inc.

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF OCTOBER 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            AS OF NOVEMBER 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities if any.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent); Fund Management Company
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer) and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company (2
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust Inc. (Chairman)
                                                  (registered investment company (3
                                                  portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporation (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various affiliated
                                                  Volvo Group companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company); and Owner, Dos Angelos Ranch,       Global
                                                  L.P.                                          Education Fund
                                                                                                (non-profit)
                                                  Formerly: Chief Executive Officer, Texana
                                                  Timber LP (sustainable forestry company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                       None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Vice President, A I M Distributors,
                                                  Inc., AIM Investment Services Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds; and Chief Compliance
                                                  Officer, A I M Distributors, Inc.
 --------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and          N/A
  Senior Vice President and                       Assistant General Counsel, ICON Advisers,
  Senior Officer                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of Compliance,
                                                  ALPS Mutual Funds, Inc.
 --------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC and Vice
                                                  President, A I M Distributors, Inc.; and
                                                  Director and General Counsel, Fund
                                                  Management Company.
 --------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President, Treasurer and                   Advisors, Inc.;
  Principal Financial Officer
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, A I M Investment Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment    N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc; Executive
                                                  Vice President, A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                  -0-                                       -0-
------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                      AGGREGATE        RETIREMENT         ESTIMATED              TOTAL
                                     COMPENSATION       BENEFITS            ANNUAL           COMPENSATION
                                       FROM THE        ACCRUED BY       BENEFITS UPON            FROM
              TRUSTEE                TRUST(1)(2)    ALL AIM FUNDS(3)    RETIREMENT(4)     ALL AIM FUNDS(5)(6)
  Bob R. Baker                         $36,221          $198,871           $144,786            $189,750
  Frank S. Bayley                       38,557           175,241            112,500             193,500
  James T. Bunch                        33,885           143,455            112,500             186,000
  Bruce L. Crockett                     57,246            75,638            112,500             223,500
  Albert R. Dowden                      38,557            93,210            112,500             192,500
  Edward K. Dunn, Jr.                   38,557           133,390            112,500             193,500
  Jack M. Fields                        33,722            48,070            112,500             186,000
  Carl Frischling(7)                    33,885            62,040            112,500             185,000
  Gerald J. Lewis                       33,885           143,455            112,500             186,000
  Prema Mathai-Davis                    36,221            55,768            112,500             189,750
  Lewis F. Pennock                      33,885            80,777            112,500             186,000
  Ruth H. Quigley                       36,221           154,767            112,500             189,750
  Louis S. Sklar(8)                     12,714           115,160            101,250             186,000
  Larry Soll                            33,885           184,356            130,823             186,000
  Raymond Stickel, Jr.(9)                  N/A               N/A                  0                 N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar retired effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

    II.Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

    III.
       Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV.Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                                      MANAGEMENT FEE PAYABLE           MANAGEMENT FEE WAIVERS       NET MANAGEMENT FEE PAID
                                  ------------------------------   ------------------------------   -----------------------
         PORTFOLIO NAME             2005       2004       2003       2005       2004       2003     2005    2004     2003
         --------------           --------   --------   --------   --------   --------   --------   -----   -----   -------
Government TaxAdvantage
  Portfolio.....................  $311,404   $390,831   $505,154   $311,404   $390,831   $499,943   $-0-    $-0-    $5,211

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

                       PORTFOLIO NAME                          2005      2004       2003
                       --------------                         -------   -------   --------
Government TaxAdvantage Portfolio...........................  $50,000   $50,000   $100,208

                                   APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2005, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plans for the year or period ended August 31, 2005, are as follows:

                          CLASS                               AMOUNT
                          -----                              --------
Cash Management Class.....................................   $ 10,761
Corporate Class*..........................................        N/A
Personal Investment Class.................................     34,577
Private Investment Class..................................    173,881
Reserve Class.............................................          4
Resource Class............................................     20,870
Sweep Class*..............................................        N/A

---------------

* As of the date of this Statement of Additional Information, neither Corporate Class nor Sweep Class had commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year or period ended August 31, 2005, are as follows:

                                                              UNDERWRITER      DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................     $  137        $ 10,624
Corporate Class*............................................        N/A             N/A
Personal Investment Class...................................      9,320          25,257
Private Investment Class....................................        210         173,671
Reserve Class...............................................          1               3
Resource Class..............................................          2          20,868
Sweep Class*................................................        N/A             N/A

---------------

* As of the date of this Statement of Additional Information, neither Corporate Class nor Sweep Class had not commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA

     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2005, are as follows:

                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2005
-------------                                         -------------------
Cash Management Class...............................         3.23%
Corporate Class*....................................          N/A
Institutional Class.................................         3.31%
Personal Investment Class...........................         2.76%
Private Investment Class............................         3.06%
Reserve Class.......................................         2.44%
Resource Class......................................         3.15%
Sweep Class*........................................          N/A

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2005
----------------                                    ----------------------
Cash Management Class.............................           3.30%
Corporate Class*..................................            N/A
Institutional Class...............................           3.38%
Personal Investment Class.........................           2.83%
Private Investment Class..........................           3.13%
Reserve Class.....................................           2.51%
Resource Class....................................           3.22%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2005
---------------                                     ----------------------
Cash Management Class.............................           3.35%
Corporate Class*..................................            N/A
Institutional Class...............................           3.43%
Personal Investment Class.........................           2.87%
Private Investment Class..........................           3.18%
Reserve Class.....................................           2.54%
Resource Class....................................           3.27%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional information, neither Corporate Class nor Sweep Class had commenced operations.

     The tax equivalent current yield and tax equivalent effective yield for the Portfolio, with respect to each class, for the seven day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT CURRENT YIELD                           AUGUST 31, 2005
----------------------------                        ----------------------
Cash Management Class.............................           5.08%
Corporate Class*..................................            N/A
Institutional Class...............................           5.20%
Personal Investment Class.........................           4.35%
Private Investment Class..........................           4.82%
Reserve Class.....................................           3.86%
Resource Class....................................           4.95%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT EFFECTIVE YIELD                         AUGUST 31, 2005
------------------------------                      ----------------------
Cash Management Class.............................           5.15%
Corporate Class*..................................            N/A
Institutional Class...............................           5.28%
Personal Investment Class.........................           4.42%
Private Investment Class..........................           4.89%
Reserve Class.....................................           3.91%
Resource Class....................................           5.03%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, neither Corporate Class nor Sweep Class had commenced operations.

                                  APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM,in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX M-2

      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3

    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4

       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5

        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND,

     AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid;

     an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY

     FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Government TaxAdvantage Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
SHORT-TERM INVESTMENTS TRUST



We have audited the accompanying statement of changes in net assets of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Government TaxAdvantage Portfolio for the year then ended August 31, 2004 and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 24, 2004

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                            PRINCIPAL
                                                             AMOUNT        MARKET
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-82.72%
FEDERAL FARM CREDIT BANK-10.04%
Floating Rate Bonds,
  3.51%(a)                                       10/20/05    $20,000    $ 19,999,150
====================================================================================
FEDERAL HOME LOAN BANK (FHLB)-72.68%
Unsec. Bonds,
  1.60%                                          12/30/05      1,850       1,836,615
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  3.20%(c)                                       09/01/05     33,980      33,980,000
------------------------------------------------------------------------------------
  3.24%                                          09/07/05     50,223      50,194,542
------------------------------------------------------------------------------------
  3.21%                                          10/19/05      5,000       4,978,607
------------------------------------------------------------------------------------
  3.48%                                          10/21/05      8,500       8,459,000
------------------------------------------------------------------------------------
  3.31%                                          11/18/05     15,000      14,885,817
------------------------------------------------------------------------------------
  3.62%                                          12/02/05     10,000       9,907,463
------------------------------------------------------------------------------------
  2.87%                                          12/23/05      5,000       4,954,957
------------------------------------------------------------------------------------
  3.95%                                          07/17/06      2,768       2,671,116
------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  3.50%(a)                                       08/21/06     10,000       9,998,184
------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.25%                                          07/21/06      3,000       2,980,620
====================================================================================
                                                                         144,846,921
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $164,846,071)                                                164,846,071
====================================================================================
U.S. TREASURY BILLS-17.56%
  3.35% (Cost $35,000,000)(b)                    09/01/05     35,000      35,000,000
====================================================================================
TOTAL INVESTMENTS--100.28% (Cost
  $199,846,071)(d)                                                       199,846,071
====================================================================================
OTHER ASSETS LESS LIABILITIES--(0.28%)                                      (557,067)
====================================================================================
NET ASSETS--100.00%                                                     $199,289,004
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investments companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, at market value (cost
  $199,846,071)                                $199,846,071
-----------------------------------------------------------
Cash                                                 10,381
-----------------------------------------------------------
Interest receivable                                  57,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               50,075
-----------------------------------------------------------
Other assets                                         36,615
===========================================================
    Total assets                                200,000,353
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         554,939
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,905
-----------------------------------------------------------
Accrued distribution fees                            22,599
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,058
-----------------------------------------------------------
Accrued transfer agent fees                           6,482
-----------------------------------------------------------
Accrued operating expenses                           56,366
===========================================================
    Total liabilities                               711,349
===========================================================
Net assets applicable to shares outstanding    $199,289,004
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $199,285,109
-----------------------------------------------------------
Undistributed net investment income                   3,530
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 365
===========================================================
                                               $199,289,004
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 82,844,675
___________________________________________________________
===========================================================
Private Investment Class                       $ 69,277,053
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,607,299
___________________________________________________________
===========================================================
Cash Management Class                          $ 34,654,283
___________________________________________________________
===========================================================
Resource Class                                 $  6,905,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              82,817,153
___________________________________________________________
===========================================================
Private Investment Class                         69,302,271
___________________________________________________________
===========================================================
Personal Investment Class                         5,609,343
___________________________________________________________
===========================================================
Cash Management Class                            34,652,208
___________________________________________________________
===========================================================
Resource Class                                    6,907,520
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $3,928,875
========================================================================

EXPENSES:

Advisory fees                                                    311,404
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     9,768
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       347,757
------------------------------------------------------------------------
  Personal Investment Class                                       47,150
------------------------------------------------------------------------
  Cash Management Class                                           13,451
------------------------------------------------------------------------
  Reserve Class                                                        5
------------------------------------------------------------------------
  Resource Class                                                  26,088
------------------------------------------------------------------------
Transfer agent fees                                               38,361
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         19,933
------------------------------------------------------------------------
Registration and filing fees                                      56,258
------------------------------------------------------------------------
Printing and postage fees                                         75,076
------------------------------------------------------------------------
Other                                                             84,910
========================================================================
    Total expenses                                             1,080,161
========================================================================
Less: Fees waived and expenses reimbursed                       (652,225)
========================================================================
    Net expenses                                                 427,936
========================================================================
Net investment income                                          3,500,939
========================================================================
Net realized gain from investment securities                         365
========================================================================
Net increase in net assets resulting from operations          $3,501,304
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   3,500,939    $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          365             172
===========================================================================================
    Net increase in net assets resulting from operations          3,501,304       1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (1,311,658)       (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (1,414,678)       (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (116,255)        (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (376,931)        (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (6)             (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                   (281,411)        (88,336)
===========================================================================================
    Total distributions from net investment income               (3,500,939)     (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                    --         (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                               --         (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                              --          (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                  --            (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                         --          (2,531)
===========================================================================================
    Total distributions from net realized gains                          --         (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions          (3,500,939)     (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                            26,652,677     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (207,122,742)    191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (479,457)       (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                          29,580,995       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                          (1)        (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (3,650,876)     (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (155,019,404)    159,997,282
===========================================================================================
    Net increase (decrease) in net assets                      (155,019,039)    159,951,448
===========================================================================================

NET ASSETS:

  Beginning of year                                             354,308,043     194,356,595
===========================================================================================
  End of year (including undistributed net investment income
    of $3,530 and $1,783, respectively)                       $ 199,289,004    $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year August 31, 2005, AIM reimbursed expenses of $456,682.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,185.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $38,361.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $173,881, $34,577, $10,761, $4 and $20,870, respectively, after FMC waived Plan fees of $173,876, $12,573, $2,690, $1 and $5,218, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $4,478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,500,939    $1,650,184
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     67,634
--------------------------------------------------------------------------
Temporary book/tax differences                                     (63,739)
--------------------------------------------------------------------------
Shares of beneficial interest                                  199,285,109
==========================================================================
Total net assets                                              $199,289,004
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of excise taxes paid, on August 31, 2005, undistributed net investment income was increased by $1,747 and shares of beneficial interest decreased by $1,747. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                        2005 (A)                           2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          636,405,085    $ 636,405,085     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     395,039,783      395,039,783     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     29,626,154       29,626,154      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        100,732,765      100,732,765      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     46,969           46,969               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                72,172,246       72,172,246       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              352,603          352,603         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         403,335          403,335         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          3,349            3,349             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            258,777          258,777          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   266,396          266,396          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (610,105,011)    (610,105,011)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (602,565,860)    (602,565,860)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (30,108,960)     (30,108,960)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (71,410,547)     (71,410,547)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (46,970)         (46,970)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (76,089,518)     (76,089,518)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (155,019,404)   $(155,019,404)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2005          2004      2003      2002       2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02         0.01      0.01       0.02       0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.00)    (0.00)     (0.00)     (0.00)
==================================================================================================================
    Total distributions                                         (0.02)       (0.01)    (0.01)     (0.02)     (0.05)
==================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $ 1.00    $  1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  2.31%        0.91%     1.16%      1.90%      5.23%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,654       $5,073    $2,563    $17,260    $19,254
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)     0.20%     0.21%      0.21%      0.20%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.51%(b)     0.43%     0.43%      0.35%      0.36%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets             2.32%(b)     0.90%     1.13%      1.90%      4.92%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,450,751.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02          0.01       0.01       0.02        0.05
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)     (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                          (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   2.39%         0.99%      1.24%      1.98%       5.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,845       $56,192    $84,989    $67,754    $208,307
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)      0.12%      0.13%      0.13%       0.12%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.41%(b)      0.33%      0.33%      0.25%       0.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)      0.98%      1.21%      1.98%       5.00%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $53,368,687.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                                          MAY 30, 2001
                                                                                                           (DATE SALES
                                                                       YEAR ENDED AUGUST 31,              COMMENCED) TO
                                                              ----------------------------------------     AUGUST 31,
                                                               2005         2004       2003      2002         2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02         0.004      0.01      0.02         0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (0.000)    (0.00)    (0.00)       (0.00)
=======================================================================================================================
    Total distributions                                        (0.02)       (0.004)    (0.01)    (0.02)       (0.01)
=======================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                 1.83%         0.43%     0.69%     1.47%        0.82%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,607       $ 6,087    $6,415    $8,957       $1,609
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(b)      0.67%     0.68%     0.63%        0.62%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.16%(b)      1.08%     1.08%     1.00%        1.01%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets            1.85%(b)      0.43%     0.66%     1.48%        4.50%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $6,286,633.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                               2005           2004       2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02           0.01       0.01        0.02        0.05
=======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          (0.00)     (0.00)      (0.00)      (0.00)
=======================================================================================================================
    Total distributions                                         (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
=======================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  2.13%          0.74%      0.99%       1.73%       5.05%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,277       $276,400    $85,138    $111,045    $118,324
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)       0.37%      0.38%       0.38%       0.37%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.91%(b)       0.83%      0.83%       0.75%       0.76%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets             2.15%(b)       0.73%      0.96%       1.73%       4.75%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $69,551,421.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           RESERVE CLASS
                                                              ----------------------------------------
                                                                                         JUNE 23, 2003
                                                                   YEAR ENDED             (DATE SALES
                                                                   AUGUST 31,            COMMENCED) TO
                                                              --------------------        AUGUST 31,
                                                               2005         2004             2003
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $1.00        $  1.00          $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01          0.001(a)          0.01
======================================================================================================
Less distributions:
  Dividends from net investment income                        (0.01)        (0.001)           (0.01)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --         (0.000)           (0.00)
======================================================================================================
    Total distributions                                       (0.01)        (0.001)           (0.01)
======================================================================================================
Net asset value, end of period                                $1.00        $  1.00          $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                1.50%          0.15%            0.44%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period                                     $   0        $     1          $15,794
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.99%(c)       0.92%            0.93%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.41%(c)       1.33%            1.32%(d)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to average net assets           1.53%(c)       0.18%            0.41%(d)
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $454.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESOURCE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005         2004       2003       2002        2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02          0.01       0.01       0.02        0.05
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --         (0.00)     (0.00)     (0.00)      (0.00)
====================================================================================================================
    Total distributions                                        (0.02)        (0.01)     (0.01)     (0.02)      (0.05)
====================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $  1.00    $  1.00    $   1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                 2.22%         0.83%      1.08%      1.82%       5.15%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,906       $10,557    $15,236    $29,726    $156,340
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.28%(b)      0.28%      0.29%      0.29%       0.28%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.61%(b)      0.53%      0.53%      0.45%       0.46%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets            2.24%(b)      0.82%      1.05%      1.82%       4.84%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,044,301.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Cash Management Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.59%
1998...................................................................   5.53%
1999...................................................................   5.17%
2000...................................................................   6.44%
2001...................................................................   4.09%
2002...................................................................   1.71%
2003...................................................................   1.04%
2004...................................................................   1.24%


    Cash Management Class shares' year-to-date total return as of September 30, 2005 was 2.13%.

    During the periods shown in the bar chart, the highest quarterly return was 1.65% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.23% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Cash Management Class            1.24%      2.88%      4.00%     01/17/96
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                 CASH MANAGEMENT
from fund assets)                                              CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.10

Other Expenses                                                      0.04

Total Annual Fund
Operating Expenses                                                  0.29
Fee Waiver(2)                                                       0.09
Net Annual Fund Operating Expenses                                  0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $20       $84      $154       $359
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%           9.83%       15.10%       20.63%       26.42%
End of Year Balance           $10,480.00      $10,983.04   $11,510.23   $12,062.72   $12,641.73
Estimated Annual Expenses     $    20.48      $    21.46   $    22.49   $    23.57   $    24.70
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.84%       45.51%       52.49%       59.81%
End of Year Balance           $13,248.53   $13,884.46   $14,550.91   $15,249.36   $15,981.33
Estimated Annual Expenses     $    25.89   $    27.13   $    28.44   $    29.80   $    31.23
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.42%            0.97%         1.24%         2.08%         5.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,409,326       $4,341,262    $4,473,591    $5,760,074    $5,499,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.19%         0.19%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)         0.28%         0.27%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average net assets              2.36%(b)         0.96%         1.26%         2.04%         5.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,990,879,520.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.


You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust

   SEC 1940 Act file number: 811-02729

----------------------------------------

AIMinvestments.com     LAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Corporate Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 6

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Corporate Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    6.08%
1996...................................................................    5.52%
1997...................................................................    5.67%
1998...................................................................    5.61%
1999...................................................................    5.24%
2000...................................................................    6.52%
2001...................................................................    4.17%
2002...................................................................    1.79%
2003...................................................................    1.12%
2004...................................................................    1.32%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Corporate Class has higher expenses. The inception date of the Corporate Class shares is March 29, 2005.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.19%.

    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31,
2000), and the lowest quarterly return was 0.25% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                                   INCEPTION
2004)                                1 YEAR     5 YEARS    10 YEARS     DATE
-------------------------------------------------------------------------------
Institutional Class                   1.32%      2.96%      4.29%     11/04/93
-------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.03

Other Expenses(2)                                                  0.04

Total Annual Fund
Operating Expenses                                                 0.22

Fee Waiver(3)                                                      0.07

Net Annual Fund Operating Expenses                                 0.15
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Corporate Class                             $15       $64      $117       $273
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal period ended 2005 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  CORPORATE CLASS
                                                              --------------------------------------------------------
                                                              MARCH 29, 2005 (DATE SALES COMMENCED) TO AUGUST 31, 2005
                                                              --------------------------------------------------------
Net asset value, beginning of period                                                  $   1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.01
----------------------------------------------------------------------------------------------------------------------
Net realized gains on securities                                                          0.00
======================================================================================================================
    Total from investment operations                                                      0.01
======================================================================================================================
Less dividends from net investment income                                                (0.01)
======================================================================================================================
Net asset value, end of period                                                        $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                                           1.31%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                              $466,432
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                          0.15%(b)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                       0.22%(b)
======================================================================================================================
Ratio of net investment income to average net assets                                      2.41%(b)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $131,027,705.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Corporate Class                                                                                 $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of such closing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------


    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   6.08%
1996...................................................................   5.52%
1997...................................................................   5.67%
1998...................................................................   5.61%
1999...................................................................   5.24%
2000...................................................................   6.52%
2001...................................................................   4.17%
2002...................................................................   1.79%
2003...................................................................   1.12%
2004...................................................................   1.32%


    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.19%.

    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.25% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                                   INCEPTION
2004)                                1 YEAR     5 YEARS    10 YEARS     DATE
-------------------------------------------------------------------------------
Institutional Class                   1.32%      2.96%      4.29%     11/04/93
-------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               None

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses                                                 0.19

Fee Waiver(2)                                                      0.07

Net Annual Fund Operating Expenses                                 0.12
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $12       $54      $100       $236
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%          10.00%       15.37%       21.00%       26.90%
End of Year Balance           $10,488.00      $10,999.81   $11,536.61   $12,099.59   $12,690.05
Estimated Annual Expenses     $    12.29      $    12.89   $    13.52   $    14.18   $    14.87
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        33.09%       39.59%       46.40%       53.54%       61.04%
End of Year Balance           $13,309.33   $13,958.82   $14,640.01   $15,354.44   $16,103.74
Estimated Annual Expenses     $    15.60   $    16.36   $    17.16   $    18.00   $    18.87
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2005              2004           2003           2002           2001
                                                       -----------       -----------    -----------    -----------    -----------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02              0.01           0.01           0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                     0.00             (0.00)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations                          0.02              0.01           0.01           0.02           0.05
=================================================================================================================================
Less dividends from net investment income                    (0.02)            (0.01)         (0.01)         (0.02)         (0.05)
=================================================================================================================================
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               2.50%             1.05%          1.32%          2.16%          5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $12,281,976       $13,426,786    $21,240,699    $29,122,702    $26,772,308
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.12%          0.11%          0.11%          0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.19%(b)          0.18%          0.17%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to average net assets          2.44%(b)          1.04%          1.34%          2.12%          5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $12,599,510,847.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                           $10 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Personal Investment Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    5.99%
2001...................................................................    3.66%
2002...................................................................    1.26%
2003...................................................................    0.57%
2004...................................................................    0.77%


    Personal Investment Class shares' year-to-date total return as of September 30, 2005 was 1.77%.

    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.11% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
(for the periods ended December 31, 2004)       1 YEAR     5 YEARS    INCEPTION    DATE
------------------------------------------------------------------------------------------
Personal Investment Class                        0.77%      2.43%      2.80%     01/04/99
------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PERSONAL INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     PERSONAL INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.15%

Distribution and/or
Service (12b-1) Fees                                             0.75

Other Expenses                                                   0.04

Total Annual Fund
Operating Expenses                                               0.94

Fee Waiver(2)                                                    0.27

Net Annual Fund Operating Expenses                               0.67
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $68      $273      $494      $1,130
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          .005       0.01       0.02       0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        0.00        (0.000)      0.00       0.00       0.00
====================================================================================================================
    Total from investment operations                             0.02          .005       0.01       0.02       0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (.005)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  1.94%         0.50%      0.77%      1.65%      5.01%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $46,190       $48,166    $47,266    $30,277    $11,930
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.66%      0.61%      0.60%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.94%(b)      0.93%      0.92%      0.94%      0.94%
====================================================================================================================
Ratio of net investment income to average net assets             1.89%(b)      0.49%      0.79%      1.62%      4.69%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,068,509.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time. If the fund closes early on

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Private Investment Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.36%
1998...................................................................   5.30%
1999...................................................................   4.92%
2000...................................................................   6.20%
2001...................................................................   3.86%
2002...................................................................   1.48%
2003...................................................................   0.82%
2004...................................................................   1.02%


    Private Investment Class shares' year-to-date total return as of September 30, 2005 was 1.96%.

    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.17% (quarters ended December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Private Investment Class         1.02%      2.66%      3.75%     02/16/96
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                  0.15%

Distribution and/or
Service (12b-1) Fees                                             0.50
Other Expenses                                                   0.04

Total Annual Fund
Operating Expenses                                               0.69

Fee Waiver(2)                                                    0.27

Net Annual Fund Operating Expenses                               0.42
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $43      $194      $357       $833
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%           9.37%       14.38%       19.62%       25.10%
End of Year Balance           $10,458.00      $10,936.98   $11,437.89   $11,961.75   $12,509.59
Estimated Annual Expenses     $    42.96      $    44.93   $    46.99   $    49.14   $    51.39
-----------------------------------------------------------------------------------------------

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.83%       36.82%       43.08%       49.64%       56.49%
End of Year Balance           $13,082.53   $13,681.71   $14,308.34   $14,963.66   $15,648.99
Estimated Annual Expenses     $    53.74   $    56.20   $    58.78   $    61.47   $    64.29
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                 PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2005            2004         2003        2002         2001
                                                              --------       ----------    --------    --------    ----------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02          0.05
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)       0.00        0.00          0.00
=============================================================================================================================
    Total from investment operations                              0.02             0.01        0.01        0.02          0.05
=============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)        (0.05)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   2.19%            0.75%       1.02%       1.85%         5.22%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $808,821       $1,078,780    $978,383    $808,457    $1,289,479
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)         0.42%       0.41%       0.41%         0.40%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)         0.68%       0.67%       0.69%         0.69%
=============================================================================================================================
Ratio of net investment income to average net assets              2.14%(b)         0.74%       1.04%       1.82%         4.89%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $906,606,903.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Reserve Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................    3.35%
2002...................................................................    0.96%
2003...................................................................    0.25%
2004...................................................................    0.44%


    Reserve Class shares' year-to-date total return as of September 30, 2005 was 1.53%.

    During the period shown in the bar chart, the highest quarterly return was 1.23% (quarter ended March 31, 2001), and the lowest quarterly return was 0.03% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and December 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
(for the periods ended December 31, 2004)        1 YEAR     INCEPTION    DATE
--------------------------------------------------------------------------------
Reserve Class                                     0.44%      2.09%     01/14/00
--------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                1.00

Other Expenses                                                      0.04

Total Annual Fund
Operating Expenses                                                  1.19

Fee Waiver(2)                                                       0.20

Net Annual Fund Operating Expenses                                  0.99
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $101     $358      $635      $1,425
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.18%       12.52%       17.03%       21.72%
End of Year Balance           $10,401.00      $10,818.08   $11,251.89   $11,703.09   $12,172.38
Estimated Annual Expenses     $   100.98      $   105.03   $   109.25   $   113.63   $   118.18
-----------------------------------------------------------------------------------------------

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.60%       31.68%       36.96%       42.45%       48.17%
End of Year Balance           $12,660.49   $13,168.18   $13,696.22   $14,245.44   $14,816.68
Estimated Annual Expenses     $   122.92   $   127.85   $   132.98   $   138.31   $   143.86
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  RESERVE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                                2005          2004       2003       2002       2001
                                                              --------       -------    -------    -------    ------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02         0.002      0.005       0.01      0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00        (0.000)     0.000       0.00      0.00
====================================================================================================================
    Total from investment operations                              0.02         0.002      0.005       0.01      0.05
====================================================================================================================
Less dividends from net investment income                        (0.02)       (0.002)    (0.005)     (0.01)    (0.05)
====================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                   1.61%         0.17%      0.45%      1.34%     4.70%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $128,244       $64,942    $57,082    $51,279    $5,169
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.99%(b)      0.99%      0.98%      0.91%     0.90%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.19%(b)      1.18%      1.17%      1.19%     1.19%
====================================================================================================================
Ratio of net investment income to average net assets              1.57%(b)      0.17%      0.47%      1.32%     4.39%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,455,092.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.
TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.


    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
HTTP://WWW.AIMINVESTMENTS.COM.


You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Resource Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%
1998...................................................................    5.40%
1999...................................................................    5.03%
2000...................................................................    6.31%
2001...................................................................    3.97%
2002...................................................................    1.58%
2003...................................................................    0.92%
2004...................................................................    1.12%


    Resource Class shares' year-to-date total return as of September 30, 2005 was 2.03%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.20% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                   1.12%      2.76%      3.76%     09/23/96
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Management Fees                                                   0.15%

Distribution and/or
Service (12b-1) Fees                                               0.20

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses                                                 0.39

Fee Waiver(2)                                                      0.07

Net Annual Fund Operating Expenses                                 0.32
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $33      $118      $212       $486
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.32%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.68%           9.58%       14.71%       20.08%       25.70%
End of Year Balance           $10,468.00      $10,957.90   $11,470.73   $12,007.56   $12,569.52
Estimated Annual Expenses     $    32.75      $    34.28   $    35.89   $    37.57   $    39.32
-----------------------------------------------------------------------------------------------

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.32%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.58%       37.74%       44.18%       50.93%       57.99%
End of Year Balance           $13,157.77   $13,773.55   $14,418.16   $15,092.93   $15,799.27
Estimated Annual Expenses     $    41.16   $    43.09   $    45.11   $    47.22   $    49.43
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005           2004         2003          2002          2001
                                                              --------       --------    ----------    ----------    ----------
Net asset value, beginning of period                          $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01          0.01          0.02          0.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00          (0.00)         0.00          0.00          0.00
===============================================================================================================================
    Total from investment operations                              0.02           0.01          0.01          0.02          0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)        (0.01)        (0.02)        (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.29%          0.85%         1.12%         1.96%         5.33%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $902,832       $952,193    $1,239,380    $1,546,155    $1,269,405
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.32%(b)       0.32%         0.31%         0.31%         0.30%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.38%         0.37%         0.39%         0.39%
===============================================================================================================================
Ratio of net investment income to average net assets              2.24%(b)       0.84%         1.14%         1.92%         4.99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $904,531,570.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     LAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Sweep Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    6.08%
1996...................................................................    5.52%
1997...................................................................    5.67%
1998...................................................................    5.61%
1999...................................................................    5.24%
2000...................................................................    6.52%
2001...................................................................    4.17%
2002...................................................................    1.79%
2003...................................................................    1.12%
2004...................................................................    1.32%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.19%.

    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31,
2000), and the lowest quarterly return was 0.25% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                                   INCEPTION
2004)                                1 YEAR     5 YEARS    10 YEARS     DATE
-------------------------------------------------------------------------------
Institutional Class                   1.32%      2.96%      4.29%     11/04/93
-------------------------------------------------------------------------------


Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses(2)                                                  0.04

Total Annual Fund
Operating Expenses                                                 0.44

Fee Waiver(3)                                                      0.07

Net Annual Fund Operating Expenses                                 0.37
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $38      $134      $239       $548
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11,454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.28%       57.24%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Sweep Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2005              2004           2003           2002           2001
                                                       -----------       -----------    -----------    -----------    -----------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02              0.01           0.01           0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                     0.00             (0.00)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations                          0.02              0.01           0.01           0.02           0.05
=================================================================================================================================
Less dividends from net investment income                    (0.02)            (0.01)         (0.01)         (0.02)         (0.05)
=================================================================================================================================
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               2.50%             1.05%          1.32%          2.16%          5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $12,281,976       $13,426,786    $21,240,699    $29,122,702    $26,772,308
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.12%          0.11%          0.11%          0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.19%(b)          0.18%          0.17%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to average net assets          2.44%(b)          1.04%          1.34%          2.12%          5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $12,599,510,847.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM
N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

AIMinvestments.com     LAP-PRO-8                                     YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS
                                                                                                                          HERE]
                                                                                  --Registered Trademark--         --Registered
                                                                                                               Trademark--

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

  THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE LIQUID ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
  WITH THE PROSPECTUSES FOR THE CLASSES OF THE LIQUID ASSETS PORTFOLIO LISTED
   BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE LIQUID
                  ASSETS PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------

       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2005,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

              CLASS                                     DATED
              -----                                     -----
      Cash Management Class                       December 20, 2005
         Corporate Class                          December 20, 2005
       Institutional Class                        December 20, 2005
    Personal Investment Class                     December 20, 2005
     Private Investment Class                     December 20, 2005
          Reserve Class                           December 20, 2005
          Resource Class                          December 20, 2005
           Sweep Class                            December 20, 2005

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Foreign Investments...............................    5
          Debt Investments..................................    5
          Other Investments.................................    7
          Investment Techniques.............................    7
          Additional Securities or Investment Techniques....    9
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   11
     Policies and Procedures for Disclosure of Portfolio
      Holdings..............................................   11
MANAGEMENT OF THE TRUST.....................................   13
     Board of Trustees......................................   13
     Management Information.................................   14
          Trustee Ownership of Portfolio Shares.............   16
     Compensation...........................................   16
          Retirement Plan for Trustees......................   16
          Deferred Compensation Agreements..................   16
     Codes of Ethics........................................   17
     Proxy Voting Policies..................................   17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   17
INVESTMENT ADVISORY AND OTHER SERVICES......................   17
     Investment Advisor.....................................   17
     Market Support and Administrative Support Payments.....   18
     Service Agreements.....................................   19
     Other Service Providers................................   19
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   20
     Brokerage Transactions.................................   20
     Commissions............................................   20
     Broker Selection.......................................   20
     Regular Brokers........................................   23
     Allocation of Portfolio Transactions...................   23
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   23
     Purchase and Redemption of Shares......................   23
     Offering Price.........................................   24
          Calculation of Net Asset Value....................   24
     Redemption in Kind.....................................   24
     Backup Withholding.....................................   24

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   25
     Dividends and Distributions............................   25
     Tax Matters............................................   26
DISTRIBUTION OF SECURITIES..................................   30
     Distribution Plan......................................   30
     Distributor............................................   31
BANKING REGULATIONS.........................................   32
CALCULATION OF PERFORMANCE DATA.............................   32
PENDING LITIGATION..........................................   34
APPENDICES:
RATINGS OF DEBT SECURITIES..................................  A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................  B-1
TRUSTEES AND OFFICERS.......................................  C-1
TRUSTEE COMPENSATION TABLE..................................  D-1
PROXY VOTING POLICIES.......................................  E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  F-1
MANAGEMENT FEES.............................................  G-1
ADMINISTRATIVE SERVICES FEES................................  H-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.......  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
PENDING LITIGATION..........................................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Liquid Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio consists of one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing funds comprising The AIM Family of Funds--Registered Trademark-- including the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. The table has been marked to indicate those securities in which the Portfolio may invest and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not choose to use all of these investment techniques at any one time. The Portfolio's transactions in a particular security or use of a particular investment technique is subject to limitations imposed by the Portfolio's investment objectives, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Common Stock
------------------------------------------------------------------------------------------------------------
 Preferred Stock
------------------------------------------------------------------------------------------------------------
 Convertible Securities
------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
------------------------------------------------------------------------------------------------------------
                                            FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Foreign Securities                                                                             X
------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations                                                                 X
------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                         X
------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                    X
------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                               X
------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                         X
------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                        X
------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                         X
------------------------------------------------------------------------------------------------------------
 Junk Bonds
------------------------------------------------------------------------------------------------------------
 Liquid Assets
------------------------------------------------------------------------------------------------------------
                                             OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------
 REITs
------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                     X
------------------------------------------------------------------------------------------------------------
 Defaulted Securities
------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                    X
------------------------------------------------------------------------------------------------------------
 Indexed Securities
------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
------------------------------------------------------------------------------------------------------------
                                           INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                  X
------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                         X
------------------------------------------------------------------------------------------------------------
 Short Sales
------------------------------------------------------------------------------------------------------------
 Margin Transactions
------------------------------------------------------------------------------------------------------------
 Swap Agreements
------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                X
------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                      X
------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                          X
------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                  X
------------------------------------------------------------------------------------------------------------
 Dollar Rolls
------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                            X
------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                X
------------------------------------------------------------------------------------------------------------
 Standby Commitments
------------------------------------------------------------------------------------------------------------
                                                DERIVATIVES
------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
------------------------------------------------------------------------------------------------------------
 Put Options
------------------------------------------------------------------------------------------------------------
 Call Options
------------------------------------------------------------------------------------------------------------
 Straddles
------------------------------------------------------------------------------------------------------------
 Warrants
------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
------------------------------------------------------------------------------------------------------------
 Cover
------------------------------------------------------------------------------------------------------------
                               ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------
 Investments in Entities with
 Relationships with the
 Portfolio/Advisor                                                                              X
------------------------------------------------------------------------------------------------------------

Foreign Investments

     FOREIGN SECURITIES. Foreign securities are debt securities issued by entities outside the United States. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     Investments by the Portfolio in foreign securities, although denominated in U.S. dollars, may entail all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of portfolios or other assets could also adversely affect the value of the Portfolio's investments.

     Regulatory Risk. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.

     Market Risk. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Debt Investments

     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Portfolio generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. Under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Participant and thus the Portfolio is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's

(a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates; (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the

     Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The

     Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

----------------------------------------------------------------------------------------------
                                     APPROXIMATE DATE OF             INFORMATION REMAINS
    INFORMATION AVAILABLE             POSTING TO WEBSITE             AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------
 Weighted average maturity      Next business day               Until posting of the following
 information; thirty-day,                                       business day's information
 seven-day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------
 Complete portfolio holdings    1 day after month end           Until posting of the fiscal
 as of month end and                                            quarter holdings for the
 information derived from                                       months included in the fiscal
 holdings                                                       quarter
----------------------------------------------------------------------------------------------
 Complete portfolio holdings    60-70 days after fiscal         For one year
 as of fiscal quarter end       quarter end
----------------------------------------------------------------------------------------------

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

     - Persons assisting in the voting of proxies;

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

     The members of the Audit Committee are James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held seven meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee held six meetings.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel, and Mark H. Williamson and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii)and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

     The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM"s internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil
enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is set forth in Appendix D.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chair and Vice Chairs of certain committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements").

Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

       FUND NAME              NET ASSETS              ANNUAL RATE
       ---------              ----------              -----------
Liquid Assets Portfolio       All Assets                 0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investments Companies."

     AIM has contractually agreed through August 31, 2006, to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest, (iii) taxes, (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees, and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of provided such services.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM
LINK--Registered Trademark-- may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing and financial statements of the Portfolio. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolio for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provides AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio.

However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2005 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of more than one portfolio or by the Portfolio and one or more other accounts or investment companies, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt interest dividends or to redemptions by the Portfolio.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio to which such class relates, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to such Portfolio, less (b) expenses accrued for the applicable dividend period attributable to such Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00.

Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships. (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively in the securities of certain publicly traded partnerships.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign Company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, short-term capital gain dividends, interest-related dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Corporate Class                                0.03%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan permits the Portfolio to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolio to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolio will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     FMC has contractually agreed through August 31, 2006, to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Portfolio.

     Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31,2005 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31,2005.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to

FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with that of other portfolios and with other potential investments, investors should note that the methods of computing performance used by other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio's portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     and where V(1) - V(0) excludes any capital changes and income other than investment income.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (   (V(1) - V(0))+ 1)(365/7) -1
                     -------

Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

     The annualized and effective yields for each class of the Portfolio are found in Appendix K.

Performance Information

     Further information regarding the Portfolio's performance is contained in the Portfolio's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                Bloomberg                             Ibbotson Association
         FactSet Research Systems                       Lehman Brothers
                                                          Lipper, Inc.

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF OCTOBER 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            As of November 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer) and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc. (registered
                                                  Formerly: Partner, law firm of Baker &        investment
                                                  McKenzie                                      company (2
                                                                                                portfolios))
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment company
                                                  (3 portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporate (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various affiliated
                                                  Volvo Group companies
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff; and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company); and Owner, Dos Angelos Ranch,       Education Fund
                                                  L.P.                                          (non-profit)
                                                  Formerly: Chief Executive officer, Texana
                                                  Timber LP (sustainable forestry company)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolio))
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                       None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer of A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc. and
                                                  Vice President, A I M Distributors, Inc.,
                                                  AIM Investment Services Inc. and Fund
                                                  Management Company.
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds and Chief Compliance
                                                  Officer, A I M Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and          N/A
  Senior Vice President and                       Assistant General Counsel, ICON Advisers,
  Senior Officer                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of Compliance,
                                                  ALPS Mutual Funds, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc. and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.; and
                                                  Director and General Counsel, Fund
                                                  Management Company
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President, Treasurer and                   Advisors, Inc.
  Principal Financial Officer                     Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, A I M Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment    N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc; Executive
                                                  Vice President, A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management Managing
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                  -0-                                       -0-
------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                      AGGREGATE        RETIREMENT         ESTIMATED              TOTAL
                                     COMPENSATION       BENEFITS            ANNUAL           COMPENSATION
                                       FROM THE        ACCRUED BY       BENEFITS UPON            FROM
              TRUSTEE                TRUST(1)(2)    ALL AIM FUNDS(3)    RETIREMENT(4)     ALL AIM FUNDS(5)(6)
  Bob R. Baker                         $36,221          $198,871           $144,786            $189,750
  Frank S. Bayley                       38,557           175,241            112,500             193,500
  James T. Bunch                        33,885           143,455            112,500             186,000
  Bruce L. Crockett                     57,246            75,638            112,500             223,500
  Albert R. Dowden                      38,557            93,210            112,500             192,500
  Edward K. Dunn, Jr.                   38,557           133,390            112,500             193,500
  Jack M. Fields                        33,722            48,070            112,500             186,000
  Carl Frischling(7)                    33,885            62,040            112,500             185,000
  Gerald J. Lewis                       33,885           143,455            112,500             186,000
  Prema Mathai-Davis                    36,221            55,768            112,500             189,750
  Lewis F. Pennock                      33,885            80,777            112,500             186,000
  Ruth H. Quigley                       36,221           154,767            112,500             189,750
  Louis S. Sklar(8)                     12,714           115,160            101,250             186,000
  Larry Soll                            33,885           184,356            130,823             186,000
  Raymond Stickel, Jr.(9)                  N/A               N/A                  0                 N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustee of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar retired effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

 II.   Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

 III.  Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

 IV.   Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

 VI.   Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                    MANAGEMENT FEE WAIVERS
                       ---------------------------------------   ---------------------------------------
   PORTFOLIO NAME         2005          2004          2003          2005          2004          2003
   --------------      -----------   -----------   -----------   -----------   -----------   -----------
Liquid Assets
  Portfolio..........  $27,871,580   $34,315,824   $50,444,589   $12,662,908   $14,199,446   $18,538,393

                               NET MANAGEMENT FEE PAID
                       ---------------------------------------
   PORTFOLIO NAME         2005          2004          2003
   --------------      -----------   -----------   -----------
Liquid Assets
  Portfolio..........  $15,208,672   $20,116,378   $31,906,196

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

PORTFOLIO NAME                                                   2005         2004         2003
--------------                                                ----------   ----------   ----------
Liquid Assets Portfolio.....................................  $1,061,705   $1,186,316   $1,478,810

                                   APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2005, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2005, are as follows:

CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class.....................................  $3,192,704
Corporate Class...........................................      16,800
Personal Investment Class.................................     247,877
Private Investment Class..................................   2,719,821
Reserve Class.............................................     682,559
Resource Class............................................   1,809,063
Sweep Class*..............................................         N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year or period ended August 31, 2005, are as follows:

                                                            UNDERWRITERS     DEALERS
                                                            COMPENSATION   COMPENSATION
                                                            ------------   ------------
Cash Management Class.....................................    $  6,813      $3,185,891
Corporate Class...........................................           1          16,799
Personal Investment Class.................................      65,653         182,224
Private Investment Class..................................     137,608       2,582,213
Reserve Class.............................................      96,045         586,514
Resource Class............................................       2,106       1,806,957
Sweep Class*..............................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA

     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2005, are as follows:

                                                    30-DAY PERIOD ENDED
CURRENT YIELD                                         AUGUST 31, 2005
-------------                                       -------------------
Cash Management Class............................           3.34%
Corporate Class..................................           3.39%
Institutional Class..............................           3.42%
Personal Investment Class........................           2.87%
Private Investment Class.........................           3.12%
Reserve Class....................................           2.55%
Resources Class..................................           3.22%
Sweep Class*.....................................            N/A

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2005, are as follows:

                                                   SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                      AUGUST 31, 2005
----------------                                   ----------------------
Cash Management Class............................           3.42%
Corporate Class..................................           3.47%
Institutional Class..............................           3.50%
Personal Investment Class........................           2.95%
Private Investment Class.........................           3.20%
Reserve Class....................................           2.63%
Resource Class...................................           3.30%
Sweep Class*.....................................            N/A

                                                   SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                       AUGUST 31, 2005
---------------                                    ----------------------
Cash Management Class............................           3.48%
Corporate Class..................................           3.53%
Institutional Class..............................           3.56%
Personal Investment Class........................           2.99%
Private Investment Class.........................           3.25%
Reserve Class....................................           2.66%
Resource Class...................................           3.35%
Sweep Class*.....................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

     The tax equivalent current yield and tax equivalent effective yield for the Portfolio, with respect to each class, for the seven day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT CURRENT YIELD                           AUGUST 31, 2005
----------------------------                        ----------------------
Cash Management Class............................            5.26%
Corporate Class..................................            5.34%
Institutional Class..............................            5.38%
Personal Investment Class........................            4.54%
Private Investment Class.........................            4.92%
Reserve Class....................................            4.05%
Resource Class...................................            5.08%
Sweep Class*.....................................             N/A

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT EFFECTIVE YIELD                         AUGUST 31, 2005
------------------------------                      ----------------------
Cash Management Class............................            5.35%
Corporate Class..................................            5.43%
Institutional Class..............................            5.48%
Personal Investment Class........................            4.60%
Private Investment Class.........................            5.00%
Reserve Class....................................            4.09%
Resource Class...................................            5.15%
Sweep Class*.....................................             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                  APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM,in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-

     DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND,

     INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM

     INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Liquid Assets Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
SHORT-TERM INVESTMENTS TRUST



We have audited the accompanying statement of changes in net assets of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Liquid Assets Portfolio for the year then ended August 31, 2004 and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 24, 2004

SCHEDULE OF INVESTMENTS

August 31, 2005


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.63%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.55%

Amstel Funding Corp.
  (Acquired 07/27/05; Cost $99,534,667)
  3.49%(b)(c)                                  09/15/05   $100,000    $    99,864,278
=====================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.58%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/16/05; Cost $100,005,583)
  3.52%(b)                                     09/20/05    100,349        100,162,574
-------------------------------------------------------------------------------------
  (Acquired 08/16/05; Cost $121,446,493)
  3.54%(b)                                     09/23/05    121,902        121,638,285
-------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 06/03/05; Cost $59,480,000)
  3.25%(b)                                     09/07/05     60,000         59,967,500
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $99,445,778)
  3.44%(b)                                     09/16/05    100,000         99,856,667
-------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
  (Acquired 08/22/05; Cost $94,709,590)
  3.55%(b)(c)                                  09/22/05     95,000         94,803,271
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $39,676,733)
  3.73%(b)(c)                                  11/10/05     40,000         39,709,889
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent)
  (Acquired 06/07/05; Cost $34,288,917)
  3.45%(b)                                     01/06/06   $ 35,000    $    34,574,021
-------------------------------------------------------------------------------------
  (Acquired 07/06/05; Cost $100,011,099)
  3.47%(b)                                     10/11/05    100,955        100,565,762
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $35,590,925)
  3.51%(b)                                     10/11/05     35,906         35,765,967
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $74,785,521)
  3.55%(b)                                     09/20/05     75,000         74,859,479
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $74,807,167)
  3.56%(b)                                     09/19/05     75,000         74,866,500
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $22,696,190)
  3.74%(b)                                     11/21/05     22,908         22,715,229
-------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 06/08/05; Cost $148,758,229)
  3.28%(b)                                     09/07/05    150,000        149,918,125
-------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  (Acquired 08/22/05; Cost $83,774,395)
  3.56%(b)                                     09/22/05     84,032         83,857,494
-------------------------------------------------------------------------------------
Newport Funding Corp. (CEP- MBIA Insurance
  Corp.) (Acquired 07/19/05; Cost
  $24,859,465)
  3.43%(b)                                     09/16/05     25,000         24,964,271
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $24,861,444)
  3.44%(b)                                     09/16/05     25,000         24,964,166
-------------------------------------------------------------------------------------
  (Acquired 07/14/05; Cost $49,550,222)
  3.52%(b)                                     10/14/05     50,000         49,789,778
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $99,423,222)
  3.58%(b)                                     10/07/05    100,000         99,642,000
-------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  (Acquired 06/03/05; Cost $73,825,525)
 3.42%(b)(c)                                   02/28/06     75,769         74,473,350
=====================================================================================
                                                                        1,367,094,328
=====================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.42%

Amsterdam Funding Corp. (Acquired 07/20/05;
 Cost $29,877,808)
 3.41%(b)(c)                                   09/01/05     30,000         30,000,000
-------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 08/19/05; Cost $87,649,254)
 3.60%(b)                                      10/06/05     88,072         87,763,748
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 07/13/05; Cost $99,452,222)
  3.40%(b)                                     09/09/05   $100,000    $    99,924,444
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $39,788,000)
  3.60%(b)                                     10/04/05     40,000         39,868,000
-------------------------------------------------------------------------------------
  (Acquired 08/22/05; Cost $39,815,489)
  3.61%(b)                                     10/07/05     40,000         39,855,600
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $38,271,171)
  3.74%(b)                                     11/14/05     38,600         38,303,252
-------------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $95,150,000)
  3.75%(b)                                     11/17/05     96,000         95,230,000
-------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 07/12/05; Cost $49,721,389)
  3.40%(b)                                     09/09/05     50,000         49,962,222
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $99,461,667)
  3.40%(b)                                     09/08/05    100,000         99,933,889
-------------------------------------------------------------------------------------
  (Acquired 07/20/05; Cost $33,184,286)
  3.41%(b)                                     09/01/05     33,320         33,320,000
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $24,896,167)
  3.56%(b)                                     09/26/05     25,000         24,938,194
-------------------------------------------------------------------------------------
  (Acquired 08/15/05; Cost $49,782,444)
  3.56%(b)                                     09/28/05     50,000         49,866,500
-------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
  08/19/05; Cost $100,005,219)
  3.54%(b)                                     09/22/05    100,311        100,103,858
-------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 08/15/05;
  Cost $39,822,000)
  3.56%(b)                                     09/29/05     40,000         39,889,244
-------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  08/19/05; Cost $99,695,167)
  3.54%(b)                                     09/22/05    100,000         99,793,500
-------------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $50,003,311)
  3.54%(b)                                     09/23/05     50,176         50,067,453
=====================================================================================
                                                                          978,819,904
=====================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-4.20%

Cancara Asset Securitization Ltd./LLC
  (Acquired 06/01/05; Cost $41,609,435)
  3.26%(b)(c)                                  09/02/05     41,959         41,955,200
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Grampian Funding Ltd./LLC
  (Acquired 06/13/05; Cost $49,132,347)
  3.49%(b)(c)                                  12/09/05   $ 50,000    $    49,520,125
-------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/12/05; Cost $96,308,977)
  3.62%(b)                                     10/07/05     96,825         96,474,494
-------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp. (Acquired
  07/06/05; Cost $24,833,683)
  3.47%(b)                                     10/05/05     25,051         24,968,902
-------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
  (Acquired 08/25/05; Cost $242,897,406)
  3.59%(b)(c)                                  09/26/05    243,675        243,067,505
-------------------------------------------------------------------------------------
Sigma Finance Corp./Inc.
  (Acquired 08/25/05; Cost $99,060,000)
  3.76%(b)(c)                                  11/23/05    100,000         99,133,111
-------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 06/22/05; Cost $25,004,537)
  3.48%(b)(c)                                  11/14/05     25,360         25,178,591
-------------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $62,919,145)
  3.61%(b)(c)                                  10/11/05     63,300         63,046,097
-------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp. (Acquired 08/12/05;
  Cost $113,740,578)
  3.62%(b)                                     10/07/05    114,350        113,936,053
=====================================================================================
                                                                          757,280,078
=====================================================================================

ASSET-BACKED SECURITIES- TRADE RECEIVABLES-0.28%

Eureka Securitization, Inc.
  (Acquired 06/01/05; Cost $49,582,167)
  3.27%(b)                                     09/01/05     50,000         50,000,000
=====================================================================================

CONSUMER FINANCE-0.69%

HSBC Finance Corp.
  3.60%                                        10/06/05    100,000         99,650,000
-------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  3.43%                                        02/24/06     25,000         24,580,778
=====================================================================================
                                                                          124,230,778
=====================================================================================

DIVERSIFIED CAPITAL MARKETS-0.46%

Citigroup Inc.
  3.57%                                        09/23/05     84,000         83,816,740
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.
  3.57%                                        09/29/05   $200,000    $   199,444,667
=====================================================================================

INVESTMENT BANKING & BROKERAGE-3.29%

Morgan Stanley, Floating Rate
  3.62%(d)                                     10/12/05     44,000         44,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     10/17/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/05/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  3.62%(d)                                     12/07/05    200,000        200,000,000
=====================================================================================
                                                                          594,000,000
=====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

General Electric Capital Corp.
  3.46%                                        02/22/06    125,000        122,909,583
-------------------------------------------------------------------------------------
  3.91%                                        03/02/06    115,000        112,726,769
=====================================================================================
                                                                          235,636,352
=====================================================================================

REGIONAL BANKS-0.75%

Banque et Caisse d'Epargne de l'Etat
  3.21%(c)                                     09/06/05     85,000         84,962,104
-------------------------------------------------------------------------------------
  3.47%(c)                                     10/06/05     50,104         49,934,969
=====================================================================================
                                                                          134,897,073
=====================================================================================
    Total Commercial Paper (Cost
      $4,625,084,198)                                                   4,625,084,198
=====================================================================================

CERTIFICATES OF DEPOSIT-15.58%

Barclays Bank PLC
  3.75%                                        11/14/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  4.00%                                        03/01/06    150,000        150,000,000
-------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  4.00%                                        07/18/06    100,000        100,000,000
-------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  3.25%                                        09/06/05    100,000        100,000,009
-------------------------------------------------------------------------------------
BNP Paribas S.A.
  3.55%                                        02/28/06    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/25/05    100,000        100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  3.52%                                        10/12/05    250,000        249,989,532
-------------------------------------------------------------------------------------
Deutsche Bank S.A.
  3.55%                                        09/21/05    250,000        250,000,000
-------------------------------------------------------------------------------------
  3.61%                                        10/07/05     30,000         30,000,000
-------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  3.05%                                        12/30/05    150,000        150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        06/13/06     50,000         50,000,000
-------------------------------------------------------------------------------------
Morgan Stanley Bank
  3.76%                                        11/10/05    100,000        100,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

Northern Rock PLC (United Kingdom)
  3.45%                                        09/20/05   $150,000    $   150,000,000
-------------------------------------------------------------------------------------
  3.75%                                        11/21/05     14,000         14,000,000
-------------------------------------------------------------------------------------
Rabobank Nederland
  2.84%                                        12/09/05     50,000         49,999,332
-------------------------------------------------------------------------------------
  3.59%                                        06/07/06     50,000         49,996,261
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  3.59%                                        06/07/06    100,000         99,992,523
-------------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                        11/25/05     50,000         50,000,574
-------------------------------------------------------------------------------------
  3.00%                                        12/21/05    110,000        110,000,000
-------------------------------------------------------------------------------------
  3.51%                                        10/11/05    100,000         99,995,211
-------------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
  3.58%                                        09/30/05    308,000        308,000,000
-------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (United
  Kingdom)
  3.25%                                        09/01/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.50%                                        12/30/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/16/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  3.76%                                        11/18/05    100,000        100,000,000
=====================================================================================
    Total Certificates of Deposit (Cost
      $2,811,973,442)                                                   2,811,973,442
=====================================================================================

VARIABLE RATE DEMAND NOTES-8.28%(E)

INSURED-2.19%(F)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  3.55%(g)(h)                                  12/01/36      8,100          8,100,000
-------------------------------------------------------------------------------------
Denver (City & County of), Colorado School
  District No. 1; Taxable Series 2005 B COP
  3.57%(g)(h)                                  12/15/18     12,400         12,400,000
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable Series 1997 C RB
  3.60%(g)(h)                                  07/01/24     32,695         32,695,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1998 B RB
  3.58%(g)(h)                                  09/01/32     15,370         15,370,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-II RB
  3.58%(g)(h)                                  09/01/34      2,000          2,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1999 B-III RB
  3.58%(g)(h)                                  09/01/34      4,750          4,750,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
INSURED-(continued)

Loanstar Asset Partners II; Taxable Student
  Loan Series 2001 Tranche 1 RB (Acquired
  11/14/02; Cost $25,000,000)
  3.56%(b)(g)(h)                               09/01/36   $ 25,000    $    25,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 1 RB (Acquired
  08/02/04; Cost $60,000,000)
  3.56%(b)(g)(h)                               08/01/37     60,000         60,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 2 RB (Acquired
  08/02/04; Cost $40,000,000)
  3.56%(b)(g)(h)                               08/01/37     40,000         40,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 3 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan Series 2002 Tranche 4 RB (Acquired
  08/02/04; Cost $50,000,000)
  3.56%(b)(g)(h)                               08/01/37     50,000         50,000,000
-------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  3.56%(g)(h)                                  09/01/30     80,500         80,500,000
-------------------------------------------------------------------------------------
North Miami (City of), Florida; Refunding
  Special Obligation; Taxable Series 2005 RB
  3.60%(g)(h)                                  07/01/32     14,305         14,305,000
=====================================================================================
                                                                          395,120,000
=====================================================================================

LETTER OF CREDIT ENHANCED-6.09%(I)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  12/01/44     12,000         12,000,000
-------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  06/01/17      9,550          9,550,000
-------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
  Refunding Taxable Electric Series 2004 B RB
  (LOC-Dexia Group S.A.)
  3.55%(c)(g)(h)                               07/01/26      4,450          4,450,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Albuquerque (City of), New Mexico (KTech
  Corp. Project); Taxable Series 2005 RB
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  07/01/25   $  2,000    $     2,000,000
-------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes (LOC-Bank
  of America, N.A.)
  3.60%(g)(h)                                  05/01/31     30,000         30,000,000
-------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  3.61%(g)(h)                                  02/01/15     57,380         57,380,000
-------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Taxable Series 1999
  B RB (LOC-Wachovia Bank, N.A.)
  3.65%(g)(h)                                  01/01/15     16,635         16,635,000
-------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank, N.A.) (Acquired 05/17/04; Cost
  $37,000,000)
  3.61%(b)(g)(h)                               07/01/08     37,000         37,000,000
-------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-LaSalle Bank Midwest, N.A.)
  3.61%(d)(h)                                  02/15/27     12,100         12,100,000
-------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Taxable Series 2001 I PCR
  (LOC-Wachovia Bank, N.A.)
  3.58%(g)(h)                                  12/01/36     61,790         61,790,000
-------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Taxable
  Student Loan Series 2001-II-A-5 RB
  (LOC-State Street Bank & Trust Co.)
  3.56%(g)(h)                                  07/01/36     43,400         43,400,000
-------------------------------------------------------------------------------------
Capital Markets Access Co. LC; Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  07/01/25      9,850          9,850,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999-F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  12/02/19      5,588          5,588,000
-------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-C
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.59%(g)(h)                                  09/01/20      4,000          4,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Carlton Arms of Ocala; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  09/01/34   $ 18,335    $    18,335,000
-------------------------------------------------------------------------------------
Central Michigan Inns; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  11/01/28     12,080         12,080,000
-------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  3.59%(g)(h)                                  07/01/20     12,800         12,800,000
-------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (University of New
  Haven); Taxable Series 2005 F RB
  (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/21      4,890          4,890,000
-------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  02/02/43      8,460          8,460,000
-------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
  Regional Industrial Facility Authority
  (Cane Creek Project); Taxable Series 2005
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  01/01/26      7,300          7,300,000
-------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.) (Acquired 03/11/04; Cost
  $10,300,000)
  3.63%(b)(g)(h)                               08/31/16     10,300         10,300,000
-------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes (LOC-ABN AMRO Bank N.V.)
  3.59%(c)(g)(h)                               12/01/15      8,000          8,000,000
-------------------------------------------------------------------------------------
Folk Financial Services Inc.- Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.73%(h)                                     10/15/27        600            600,000
-------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.49%(g)(h)                                  01/01/25     11,050         11,050,000
-------------------------------------------------------------------------------------
Germain Properties of Columbus, Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  3.62%(g)(h)                                  03/01/31     29,410         29,410,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  3.60%(g)(h)                                  11/01/18   $ 25,000    $    25,000,000
-------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  3.58%(g)(h)                                  09/01/31      7,800          7,800,000
-------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      2,195          2,195,000
-------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.61%(g)(h)                                  12/01/39     17,500         17,500,000
-------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.A.; Wachovia Bank,
  N.A.)
  3.59%(c)(g)(h)                               02/01/09      5,715          5,715,000
-------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  09/01/33      7,850          7,850,000
-------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon; Redevelopment
  Agency; Taxable Series 2005 B TAN
  (LOC-Wells Fargo Bank N.A.)
  3.60%(g)(h)                                  06/01/20      1,380          1,380,000
-------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
  Loan Series 2005 A RB (LOC-State Street
  Bank & Trust Co.) (Acquired 06/01/05; Cost
  $150,715,000)
  3.54%(b)(g)(h)                               02/01/41    150,710        150,710,000
-------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/18     55,200         55,200,000
-------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/53      4,135          4,135,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Taxable Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley; Northern Trust Co.)
  3.58%(g)(h)                                  06/01/36   $ 64,000    $    64,000,000
-------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable Series
  2003 RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/18     12,600         12,600,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Taxable
  Series 2003 IDR (LOC-Fifth Third Bank)
  3.60%(g)(h)                                  12/01/27      7,330          7,330,000
-------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2004
  IDR (LOC-Wachovia Bank, N.A.) (Acquired
  12/01/04; Cost $7,000,000)
  3.60%(b)(g)(h)                               03/01/19      7,000          7,000,000
-------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  3.57%(g)(h)                                  09/15/07      5,900          5,900,000
-------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation; Taxable Series 2004 A RB
  (LOC-Bank of New York)
  3.62%(g)(h)                                  01/01/34      5,825          5,825,000
-------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  05/01/14     12,090         12,090,000
-------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  3.64%(g)(h)                                  02/01/23      7,000          7,000,000
-------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America, N.A.)
  3.55%(g)(h)                                  02/15/21      7,500          7,500,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  3.61%(g)(h)                                  07/01/14   $  3,100    $     3,100,000
-------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  3.70%(g)(h)                                  01/01/15      3,105          3,105,000
-------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating
  Rate Bonds (LOC-Regions Bank)
  3.67%(g)(h)                                  09/01/20     18,000         18,000,000
-------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  3.59%(g)(h)                                  12/01/22      4,800          4,800,000
-------------------------------------------------------------------------------------
Sabri Arac (The Quarry School); Taxable
  Series 2005 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  3.60%(g)(h)                                  10/01/35      7,500          7,500,000
-------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  3.62%(g)(h)                                  02/01/35     50,000         50,000,000
-------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004 RB (LOC-Bank of America, N.A.)
  3.64%(g)(h)                                  04/01/24      4,000          4,000,000
-------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  09/01/28      9,625          9,625,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  11/01/52      9,730          9,730,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  10/01/53      4,895          4,895,000
-------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
  Rate Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  3.54%(g)(h)                                  07/01/54     10,000         10,000,000
-------------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001 GO
  (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  08/01/16     10,615         10,615,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes (LOC-JPMorgan Chase Bank)
  3.62%(g)(h)                                  06/01/30   $ 17,400    $    17,400,000
-------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.) (Acquired
  07/31/03; Cost $46,055,000)
  3.61%(b)(g)(h)                               07/01/26     46,055         46,055,000
-------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series 2004
  RB (LOC-Bank of America, N.A.)
  3.60%(g)(h)                                  07/15/26     28,900         28,900,000
-------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
  RB (LOC-Wachovia Bank, N.A.)
  3.61%(g)(h)                                  07/01/17      3,400          3,400,000
-------------------------------------------------------------------------------------
Western Michigan Heart Capital LLC; Series
  2004-A Floating Rate Notes (LOC-Fifth Third
  Bank)
  3.59%(g)(h)                                  05/01/44     10,000         10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB (LOC-JPMorgan Chase Bank)
  3.60%(g)(h)                                  11/01/23     19,800         19,800,000
-------------------------------------------------------------------------------------
Young Men's Christian Association; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  3.59%(g)(h)                                  02/01/24      2,400          2,400,000
=====================================================================================
                                                                        1,099,023,000
=====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,494,143,000)                                                   1,494,143,000
=====================================================================================

TIME DEPOSITS-6.14%

National City Bank of Kentucky (Cayman
  Islands)
  3.60%(g)                                     09/01/05    750,000        750,000,000
-------------------------------------------------------------------------------------
Wells Fargo Bank Minnesota, N.A. (Cayman
  Islands)
  3.60%(g)                                     09/01/05    357,290        357,289,740
=====================================================================================
    Total Time Deposits (Cost $1,107,289,740)                           1,107,289,740
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


MEDIUM-TERM NOTES-5.56%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 03/08/03; Cost $140,000,000)
  3.58%(b)(j)                                  09/08/06   $140,000    $   140,000,000
-------------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  3.60%(b)(j)                                  09/15/06    130,000        130,000,000
-------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  3.66%(j)                                     10/06/06    332,900        332,900,000
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate
  Global MTN
  (Acquired 04/03/04; Cost $149,328,424)
  3.74%(b)(j)                                  09/28/06    149,300        149,328,424
-------------------------------------------------------------------------------------
MetLife Global Funding I, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  3.61%(b)(j)                                  10/13/06     90,000         90,000,000
-------------------------------------------------------------------------------------
Royal Bank of Canada, Floating Rate Yankee
  MTN
  3.58%(c)(j)                                  10/10/06    100,000        100,000,000
-------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN
  (Acquired 04/14/05; Cost $60,000,000)
  3.58%(b)(c)(j)                               10/20/06     60,000         60,000,000
=====================================================================================
    Total Medium-Term Notes (Cost
      $1,002,228,424)                                                   1,002,228,424
=====================================================================================

PROMISSORY NOTES-5.19%

Goldman Sachs Group, Inc. (The) (Acquired
  07/13/05; Cost $175,000,000)
  3.58%(b)(j)(k)                               01/06/06    175,000        175,000,000
-------------------------------------------------------------------------------------
  (Acquired 07/13/05; Cost $200,000,000)
  3.58%(b)(j)(k)                               01/09/06    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $165,000,000)
  3.65%(b)(d)(k)                               02/06/06    165,000        165,000,000
-------------------------------------------------------------------------------------
  (Acquired 06/09/05; Cost $200,000,000)
  3.68%(b)(d)(k)                               12/13/05    200,000        200,000,000
-------------------------------------------------------------------------------------
  (Acquired 03/31/05; Cost $197,000,000)
  3.69%(b)(d)(k)                               09/27/05    197,000        197,000,000
=====================================================================================
    Total Promissory Notes (Cost
      $937,000,000)                                                       937,000,000
=====================================================================================


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-4.23%

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $115,000,000)
  3.68%(b)(g)(l)                                    --    $115,000    $   115,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05-04/21/05; Cost
  $648,000,000)
  3.70%(b)(g)(l)                                    --     648,000        648,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $763,000,000)                                                       763,000,000
=====================================================================================

ASSET-BACKED SECURITIES-4.12%

FULLY BACKED-1.55%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP- Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04-08/12/04; Cost
  $279,000,000)
  3.61%(b)(j)                                  02/22/06    279,000        279,000,000
=====================================================================================

STRUCTURED-2.16%

Aire Valley Mortgages PLC- Series 2004-1A,
  Class 1A, Floating Rate Bonds (Acquired
  09/27/04; Cost $65,000,000)
  3.61%(b)(c)(j)                               09/20/05     65,000         65,000,000
-------------------------------------------------------------------------------------
Leek Finance PLC-Series 14A, Class A1,
  Floating Rate Bonds (Acquired 10/27/04;
  Cost $81,721,500)
  3.61%(b)(c)(j)                               09/21/05     81,722         81,721,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,622,500)
  3.58%(b)(c)(j)                               02/14/06      7,623          7,622,500
-------------------------------------------------------------------------------------
Residential Mortgage Securities- Series 18A,
  Class A-1B, Floating Rate Bonds (Acquired
  05/13/05; Cost $54,613,400)
  3.59%(b)(c)(j)(m)                            11/14/27     54,613         54,613,400
-------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 11/19/04;
  Cost $180,358,970)
  3.63%(b)(g)(j)(m)                            11/25/34    180,359        180,358,970
=====================================================================================
                                                                          389,316,370
=====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------


SECURITY INVESTMENT VEHICLES-0.41%

Whitehawk CDO Funding, Ltd./ Corp.-Series
  2004-1A, Class AMMC, Floating Rate Bonds
  (Acquired 03/11/05; Cost $75,000,000)
  3.43%(b)(n)                                  09/15/05   $ 75,000    $    75,000,000
=====================================================================================
    Total Asset-Backed Securities (Cost
      $743,316,370)                                                       743,316,370
=====================================================================================

FUNDING AGREEMENTS-2.49%

New York Life Insurance Co.
  (Acquired 04/06/05; Cost $250,000,000)
  3.59%(b)(j)(k)                               04/05/06    250,000        250,000,000
-------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 04/06/05; Cost $250,000,000)
  3.93%(b)(k)(n)                               11/21/05    100,000        100,000,000
-------------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $100,000,000)
  3.93%(b)(k)(n)                               08/25/06    100,000        100,000,000
=====================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                       450,000,000
=====================================================================================

PUTABLE RESET NOTES-0.40%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.59% (Cost $72,600,528)                     06/01/06     71,700         72,600,528
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $14,006,635,702)                               14,006,635,702
=====================================================================================

REPURCHASE AGREEMENTS-22.79%

Banc of America Securities LLC
  3.50%(o)                                     09/01/05   $250,000    $   250,000,000
-------------------------------------------------------------------------------------
  3.57%(p)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.59%(q)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.59%(r)                                     09/01/05    245,115        245,115,275
-------------------------------------------------------------------------------------
  3.61%(s)                                     09/01/05    123,761        123,760,589
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.59%(t)                                     09/01/05    124,000        124,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp. (United Kingdom)
  3.62%(c)(u)                                  09/01/05    571,000        571,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.59%(v)                                     09/01/05    298,463        298,463,409
-------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.59%(w)                                     09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
  3.60%(x)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  3.59%(y)                                     09/01/05   $124,000    $   124,000,000
-------------------------------------------------------------------------------------
  3.60%(z)                                     09/01/05    198,000        198,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(aa)                                    09/01/05     12,928         12,927,503
-------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(ab)                                    09/01/05    485,111        485,110,964
-------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.59%(ac)                                    09/01/05    174,000        174,000,000
-------------------------------------------------------------------------------------
  3.60%(ad)                                    09/01/05     73,000         73,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC
  3.59%(ae)                                    09/01/05    175,000        175,000,000
-------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)           VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC
  3.58%(af)                                    09/01/05   $124,000    $   124,000,000
-------------------------------------------------------------------------------------
  3.60%(ag)                                    09/01/05    448,000        448,000,000
-------------------------------------------------------------------------------------
  3.63%(ah)                                    09/01/05     65,000         65,000,000
=====================================================================================
    Total Repurchase Agreements
      (Cost $4,111,377,740)                                             4,111,377,740
=====================================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $18,118,013,442)(ai)                                                 18,118,013,442
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                                     (74,191,701)
=====================================================================================
NET ASSETS-100.00%                                                    $18,043,821,741
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
IDR     - Industrial Development Revenue Bonds
GO      - General Obligation Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $5,403,058,588, which represented 29.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.7%; Cayman Islands: 6.1%; France: 5.2%; other countries less than 5%: 5.9%.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) In accordance with the procedures established by the Board of Trustees, Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2005.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2005.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $1,387,000,000, which represented 7.69% of the Fund's Net Assets.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
(o) Repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,306. Collateralized by $171,297,000 U.S. Treasury obligations, 8.75% due 08/15/20 with an aggregate market value at 08/31/05 of $255,000,311.
(p) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $124,012,297.

(q) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $124,012,366.
(r) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $245,139,719.
(s) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,069. Collateralized by $264,281,736 U.S. Government obligations, 4.83% to 6.00% due 12/01/34 to 09/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $123,772,999.
(t) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $124,012,366.
(u) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 Corporate and Municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $571,057,457.
(v) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $298,493,172.
(w) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $174,017,352.
(x) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $253,693,527 U.S. Government obligations, 4.50% to 5.50% due 01/01/10 to 01/01/35 with an aggregate market value at 08/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $198,019,800.
(y) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/21/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $124,012,366.
(z) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $249,829,000 U.S. Government obligations, 0% to 7.13% due 10/13/06 to 05/01/30 with an aggregate market value at 08/31/05 of $255,000,288. The amount to be received upon repurchase by the Fund is $198,019,800.
(aa)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/06/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $12,928,796.
(ab)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% to 11.75% due 08/15/06 to 08/15/29 with an aggregate market value at 08/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $485,158,397.
(ac)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $174,017,352.
(ad)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $252,783,921 U.S. Government obligations, 3.67% to 11.00% due 05/01/14 to 05/01/35 with an aggregate market value at 08/31/05 of $256,757,983. The amount to be received upon repurchase by the Fund is $73,007,300.
(ae)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $532,252,000 U.S. Government obligations, 0% due 10/15/11 to 01/15/30 with an aggregate market value at 08/31/05 of $306,001,433. The amount to be received upon repurchase by the Fund is $175,017,452.
(af)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $124,012,331.
(ag)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $501,935,953 U.S. Government obligations, 3.28% to 7.79% due 08/13/08 to 03/15/44 with an aggregate market value at 08/31/05 of $510,001,232. The amount to be received upon repurchase by the Fund is $448,044,800.
(ah)Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 Corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $65,006,554.
(ai)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $14,006,635,702)                           $14,006,635,702
------------------------------------------------------------
Repurchase agreements (cost $4,111,377,740)    4,111,377,740
============================================================
    Total investments (cost
      $18,118,013,442)                        18,118,013,442
============================================================
Receivables for:
  Investments sold                               100,328,113
------------------------------------------------------------
  Interest                                        34,448,934
------------------------------------------------------------
  Fund expenses absorbed                              41,087
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  720,124
------------------------------------------------------------
Other assets                                         523,874
============================================================
    Total assets                              18,254,075,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          156,000,000
------------------------------------------------------------
  Dividends                                       51,029,263
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,893,302
------------------------------------------------------------
Accrued distribution fees                            754,814
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            29,670
------------------------------------------------------------
Accrued transfer agent fees                          307,195
------------------------------------------------------------
Accrued operating expenses                           239,589
============================================================
    Total liabilities                            210,253,833
============================================================
Net assets applicable to shares outstanding  $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $18,043,224,839
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,086,839)
============================================================
                                             $18,043,821,741
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $12,281,976,289
____________________________________________________________
============================================================
Private Investment Class                     $   808,820,514
____________________________________________________________
============================================================
Personal Investment Class                    $    46,190,093
____________________________________________________________
============================================================
Cash Management Class                        $ 3,409,325,878
____________________________________________________________
============================================================
Reserve Class                                $   128,244,322
____________________________________________________________
============================================================
Resource Class                               $   902,832,341
____________________________________________________________
============================================================
Corporate Class                              $   466,432,304
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           12,281,341,567
____________________________________________________________
============================================================
Private Investment Class                         808,843,501
____________________________________________________________
============================================================
Personal Investment Class                         46,193,409
____________________________________________________________
============================================================
Cash Management Class                          3,409,316,715
____________________________________________________________
============================================================
Reserve Class                                    128,250,427
____________________________________________________________
============================================================
Resource Class                                   902,847,430
____________________________________________________________
============================================================
Corporate Class                                  466,431,288
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $476,459,733
--------------------------------------------------------------------------
Interest from affiliates                                           127,254
==========================================================================
    Total investment income                                    476,586,987
==========================================================================

EXPENSES:

Advisory fees                                                   27,871,580
--------------------------------------------------------------------------
Administrative services fees                                     1,061,705
--------------------------------------------------------------------------
Custodian fees                                                     790,261
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,533,034
--------------------------------------------------------------------------
  Personal Investment Class                                        338,014
--------------------------------------------------------------------------
  Cash Management Class                                          3,990,879
--------------------------------------------------------------------------
  Reserve Class                                                    784,551
--------------------------------------------------------------------------
  Resource Class                                                 1,809,063
--------------------------------------------------------------------------
  Corporate Class                                                   16,800
--------------------------------------------------------------------------
Transfer agent fees                                              3,033,714
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          685,305
--------------------------------------------------------------------------
Other                                                            1,531,935
==========================================================================
    Total expenses                                              46,446,841
==========================================================================
Less: Fees waived and expenses reimbursed                      (15,473,768)
==========================================================================
    Net expenses                                                30,973,073
==========================================================================
Net investment income                                          445,613,914
==========================================================================
Net realized gain (loss) from investment securities               (915,159)
==========================================================================
Net increase in net assets resulting from operations          $444,698,755
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   445,613,914    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (915,159)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          444,698,755        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (309,242,118)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (19,019,043)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (879,646)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (92,962,354)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,317,050)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (20,406,785)        (9,067,675)
------------------------------------------------------------------------------------------------
  Corporate Class                                                  (1,786,918)                --
================================================================================================
    Decrease in net assets resulting from distributions          (445,613,914)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (1,144,190,299)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (269,907,338)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,974,188)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (931,742,284)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    63,305,665          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                  (49,315,218)      (287,130,729)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 466,431,288                 --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,867,392,374)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (1,868,307,533)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of year                                            19,912,129,274     28,036,401,189
================================================================================================
  End of year (including undistributed net investment income
    of $2,683,741 and $2,683,741, respectively)               $18,043,821,741    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed fees of $12,662,908.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $7,341.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $1,061,705.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $2,786,377.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,719,821, $247,877, $3,192,704, $682,559, $1,809,063 and $16,800, respectively, after FMC waived
Plan fees of $1,813,214, $90,137, $798,176, $101,992, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $131,127,425 and sales of $301,222,333, which resulted in net realized gains (losses) of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $75,448 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                               ADVANCES       INCREASES IN      DECREASES IN       ADVANCES        AVERAGE ADVANCES
                              OUTSTANDING     ADVANCES TO        ADVANCES TO      OUTSTANDING     FOR NUMBER OF DAYS     INTEREST
                               08/31/04        AFFILIATES        AFFILIATES        08/31/05      ADVANCES OUTSTANDING     INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund             $   --       $  32,368,100     $  (32,368,100)      $   --           $  8,092,025        $  2,079
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                   --         134,673,000       (134,673,000)          --             34,690,200          11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company
  Fund                              --         128,641,600       (128,641,600)          --             15,765,180          13,611
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                     --          29,623,900        (29,623,900)          --              3,966,869           4,900
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 --         510,415,350       (510,415,350)          --             13,270,783          62,013
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund                              --          22,899,408        (22,899,408)          --             22,899,408           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund             --           5,340,100         (5,340,100)          --              5,340,100             430
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund            --          11,358,150        (11,358,150)          --              3,385,850           1,311
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate
  Fund                              --          35,942,000        (35,942,000)          --              3,544,353           3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                 --          25,887,000        (25,887,000)          --             12,943,500           1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund               --         107,914,350       (107,914,350)          --             11,527,163          12,544
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                  --           3,144,000         (3,144,000)          --              3,144,000             189
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            --          45,817,250        (45,817,250)          --              2,966,922           4,550
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund               --          14,149,000        (14,149,000)          --              4,737,380           1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                --           1,680,550         (1,680,550)          --              1,680,550             404
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                 --          41,726,850        (41,726,850)          --              4,659,443           5,257
=================================================================================================================================
                                $   --       $1,151,580,608    $(1,151,580,608)     $   --           $152,613,726        $127,254
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $445,613,914    $227,962,607
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
---------------------------------------------------------------------------------
Undistributed ordinary income                                     $     4,251,371
---------------------------------------------------------------------------------
Temporary book/tax differences                                         (1,567,631)
---------------------------------------------------------------------------------
Capital loss carryforward                                              (2,049,791)
---------------------------------------------------------------------------------
Post-October capital loss deferral                                        (37,047)
---------------------------------------------------------------------------------
Shares of beneficial interest                                      18,043,224,839
=================================================================================
Total net assets                                                  $18,043,821,741
_________________________________________________________________________________
=================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan expenses and Post-October capital losses deferred.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2013                                                $(2,049,791)
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2005(A)                                   2004
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               203,470,887,802    $ 203,470,887,802     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            8,508,841,541        8,508,841,541      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             560,513,249          560,513,249         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              53,884,816,628       53,884,816,628      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         243,178,679          243,178,679         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     11,353,643,932       11,353,643,932       7,934,774,147        7,934,774,147
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                  2,341,426,265        2,341,426,265                  --                   --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   128,691,685          128,691,685          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,682,580            9,682,580           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 446,107              446,107             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  50,536,531           50,536,531          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           1,032,168            1,032,168              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         16,898,199           16,898,199           7,076,048            7,076,048
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        614,069              614,069                  --                   --
=================================================================================================================================
Reacquired:
  Institutional Class                              (204,743,769,786)    (204,743,769,786)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (8,788,431,459)      (8,788,431,459)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (562,933,544)        (562,933,544)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (54,867,095,443)     (54,867,095,443)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (180,905,182)        (180,905,182)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (11,419,857,349)     (11,419,857,349)     (8,228,980,924)      (8,228,980,924)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 (1,875,609,046)      (1,875,609,046)                 --                   --
=================================================================================================================================
                                                     (1,867,392,374)   $  (1,867,392,374)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. FMC may have an agreement with the entity to sell Fund shares. The Fund, AIM, and/or AIM Affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

(b) Corporate Class shares commenced sales on March 29, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.42%            0.97%         1.24%         2.08%         5.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,409,326       $4,341,262    $4,473,591    $5,760,074    $5,499,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.19%         0.19%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)         0.28%         0.27%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average net assets              2.36%(b)         0.96%         1.26%         2.04%         5.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,990,879,520.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CORPORATE CLASS
                                                              ---------------
                                                              MARCH 29, 2005
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                AUGUST 31,
                                                                   2005
-----------------------------------------------------------------------------
Net asset value, beginning of period                             $   1.00
-----------------------------------------------------------------------------
Net investment income                                                0.01
-----------------------------------------------------------------------------
Net realized gains on securities                                     0.00
=============================================================================
    Total from investment operations                                 0.01
=============================================================================
Less dividends from net investment income                           (0.01)
=============================================================================
Net asset value, end of period                                   $   1.00
_____________________________________________________________________________
=============================================================================
Total return(a)                                                      1.31%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $466,432
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)
-----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.22%(b)
=============================================================================
Ratio of net investment income to average net assets                 2.41%(b)
_____________________________________________________________________________
=============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $131,027,705.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2005              2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02              0.01           0.01           0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                     0.00             (0.00)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations                          0.02              0.01           0.01           0.02           0.05
=================================================================================================================================
Less dividends from net investment income                    (0.02)            (0.01)         (0.01)         (0.02)         (0.05)
=================================================================================================================================
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               2.50%             1.05%          1.32%          2.16%          5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $12,281,976       $13,426,786    $21,240,699    $29,122,702    $26,772,308
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.12%          0.11%          0.11%          0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.19%(b)          0.18%          0.17%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to average net assets          2.44%(b)          1.04%          1.34%          2.12%          5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $12,599,510,847.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          .005       0.01       0.02       0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        0.00        (0.000)      0.00       0.00       0.00
====================================================================================================================
    Total from investment operations                             0.02          .005       0.01       0.02       0.05
====================================================================================================================
Less dividends from net investment income                       (0.02)        (.005)     (0.01)     (0.02)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  1.94%         0.50%      0.77%      1.65%      5.01%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $46,190       $48,166    $47,266    $30,277    $11,930
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.66%      0.61%      0.60%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.94%(b)      0.93%      0.92%      0.94%      0.94%
====================================================================================================================
Ratio of net investment income to average net assets             1.89%(b)      0.49%      0.79%      1.62%      4.69%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,068,509.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2005            2004         2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02             0.01        0.01        0.02          0.05
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                        (0.00)           (0.00)       0.00        0.00          0.00
=============================================================================================================================
    Total from investment operations                              0.02             0.01        0.01        0.02          0.05
=============================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)      (0.01)      (0.02)        (0.05)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $   1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   2.19%            0.75%       1.02%       1.85%         5.22%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $808,821       $1,078,780    $978,383    $808,457    $1,289,479
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)         0.42%       0.41%       0.41%         0.40%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)         0.68%       0.67%       0.69%         0.69%
=============================================================================================================================
Ratio of net investment income to average net assets              2.14%(b)         0.74%       1.04%       1.82%         4.89%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $906,606,903.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESERVE CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                                2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02         0.002      0.005       0.01      0.05
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00        (0.000)     0.000       0.00      0.00
====================================================================================================================
    Total from investment operations                              0.02         0.002      0.005       0.01      0.05
====================================================================================================================
Less dividends from net investment income                        (0.02)       (0.002)    (0.005)     (0.01)    (0.05)
====================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $  1.00    $ 1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                   1.61%         0.17%      0.45%      1.34%     4.70%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $128,244       $64,942    $57,082    $51,279    $5,169
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.99%(b)      0.99%      0.98%      0.91%     0.90%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.19%(b)      1.18%      1.17%      1.19%     1.19%
====================================================================================================================
Ratio of net investment income to average net assets              1.57%(b)      0.17%      0.47%      1.32%     4.39%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,455,092.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                2005           2004         2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.01          0.01          0.02          0.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                         0.00          (0.00)         0.00          0.00          0.00
===============================================================================================================================
    Total from investment operations                              0.02           0.01          0.01          0.02          0.05
===============================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)        (0.01)        (0.02)        (0.05)
===============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   2.29%          0.85%         1.12%         1.96%         5.33%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $902,832       $952,193    $1,239,380    $1,546,155    $1,269,405
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.32%(b)       0.32%         0.31%         0.31%         0.30%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.38%         0.37%         0.39%         0.39%
===============================================================================================================================
Ratio of net investment income to average net assets              2.24%(b)       0.84%         1.14%         1.92%         4.99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $904,531,570.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Cash Management Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    5.95%
1996...................................................................    5.39%
1997...................................................................    5.54%
1998...................................................................    5.51%
1999...................................................................    5.12%
2000...................................................................    6.40%
2001...................................................................    3.97%
2002...................................................................    1.59%
2003...................................................................    1.01%
2004...................................................................    1.22%


    Cash Management Class shares' year-to-date total return as of September 30, 2005 was 2.14%.

    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.21% (quarter ended March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended                                             INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS       DATE
----------------------------------------------------------------------------
Cash Management Class            1.22%      2.82%       4.15%      06/30/94
----------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.10

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses                                                 0.29

Fee Waiver(2)                                                      0.09

Net Annual Fund Operating Expenses                                 0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Cash Management Class                      $20       $84      $154       $359
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%           9.89%       15.10%       20.63%       26.42%
End of Year Balance           $10,480.00      $10,983.04   $11,510.23   $12,062.72   $12,641.73
Estimated Annual Expenses     $    20.48      $    21.46   $    22.49   $    23.57   $    24.70
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.84%       45.51%       52.49%       59.81%
End of Year Balance           $13,248.53   $13,884.46   $14,550.91   $15,249.36   $15,981.33
Estimated Annual Expenses     $    25.89   $    27.13   $    28.44   $    29.80   $    31.23
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.
CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005           2004        2003        2002         2001
                                                              --------       --------    --------    --------    ----------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02          0.05
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)         0.00
===========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02          0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)        (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.44%          0.94%       1.19%       1.93%         5.37%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $909,054       $570,064    $536,685    $974,016    $1,139,775
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.18%       0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)       0.29%       0.28%       0.24%         0.19%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)       0.93%       1.20%       1.97%         5.33%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,120,506,980.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Corporate Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-3
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Corporate Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%
2003...................................................................   1.09%
2004...................................................................   1.30%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Corporate Class has higher expenses. The inception date of the Corporate Class shares is March 31, 2005.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.20%.

    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.23% (quarter ended March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Institutional Class              1.30%      2.90%      4.24%     11/10/80
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           CORPORATE CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.03

Other Expenses(2)                                                   0.04

Total Annual Fund
Operating Expenses                                                  0.22

Fee Waiver(3)                                                       0.07

Net Annual Fund Operating Expenses                                  0.15
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Corporate Class                             $15       $64      $117       $273
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal period ended 2005 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                    CORPORATE CLASS
                                                                --------------------------------------------------------
                                                                MARCH 31, 2005 (DATE SALES COMMENCED) TO AUGUST 31, 2005
                                                                --------------------------------------------------------
Net asset value, beginning of period                                                    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                    0.01
========================================================================================================================
    Total from investment operations                                                       0.01
========================================================================================================================
Less dividends from net investment income                                                 (0.01)
========================================================================================================================
Net asset value, end of period                                                          $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                                            1.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                $53,962
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                           0.15%(b)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                        0.22%(b)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets                                       2.45%(b)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $33,863,047.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Corporate Class                                                                                 $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%
2003...................................................................   1.09%
2004...................................................................   1.30%


    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.20%.

    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.23% (quarter ended March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Institutional Class              1.30%      2.90%      4.24%     11/10/80
--------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               None

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses                                                 0.19

Fee Waiver(2)                                                      0.07

Net Annual Fund Operating Expenses                                 0.12
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Institutional Class                        $12       $54      $100       $236
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%          10.00%       15.37%       21.00%       26.90%
End of Year Balance           $10,488.00      $10,999.81   $11,536.61   $12,099.59   $12,690.05
Estimated Annual Expenses     $    12.29      $    12.89   $    13.52   $    14.18   $    14.87
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        33.09%       39.59%       46.40%       53.54%       61.04%
End of Year Balance           $13,309.33   $13,958.82   $14,640.01   $15,354.44   $16,103.74
Estimated Annual Expenses     $    15.60   $    16.36   $    17.16   $    18.00   $    18.87
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --            (0.00)           --         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.52%            1.02%         1.27%         2.01%         5.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $4,567,205       $5,038,960    $5,589,108    $5,930,291    $7,840,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.10%         0.10%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(b)         0.19%         0.18%         0.14%         0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              2.48%(b)         1.01%         1.28%         2.05%         5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,345,210,141.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                             $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------
-----------------------------------------------

AIMinvestments.com     PRM-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Personal Investment Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
Hypothetical Investment and Expense
  Information                                        4
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Frequent Purchases and Redemptions of Fund
  Shares                                           A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.51%
1996...................................................................   4.95%
1997...................................................................   5.10%
1998...................................................................   5.07%
1999...................................................................   4.68%
2000...................................................................   5.96%
2001...................................................................   3.54%
2002...................................................................   1.15%
2003...................................................................   0.53%
2004...................................................................   0.74%


    Personal Investment Class shares' year-to-date total return as of September 30, 2005 was 1.78%.

    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended September 30, 2000), and the lowest quarterly return was 1.10% (quarters ended September 30, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Personal Investment Class        0.74%      2.36%      3.70%     08/20/91
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PERSONAL INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           PERSONAL INVESTMENT CLASS
------------------------------------------------------------------------------------------
Management Fees                                                          0.15%

Distribution and/or
Service (12b-1) Fees                                                     0.75

Other Expenses                                                           0.04

Total Annual Fund
Operating Expenses                                                       0.94

Fee Waiver(2)                                                            0.27

Net Annual Fund Operating Expenses                                       0.67
------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $68      $273      $494      $1,130
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   1.96%          0.47%       0.72%       1.50%       4.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $162,749       $111,925    $133,719    $177,493    $216,286
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.65%       0.60%       0.59%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.93%       0.89%       0.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              1.93%(b)       0.46%       0.73%       1.55%       4.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $133,107,148.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------


    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Private Investment Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    5.72%
1996...................................................................    5.16%
1997...................................................................    5.31%
1998...................................................................    5.28%
1999...................................................................    4.89%
2000...................................................................    6.17%
2001...................................................................    3.74%
2002...................................................................    1.36%
2003...................................................................    0.78%
2004...................................................................    1.00%


    Private Investment Class shares' year-to-date total return as of September 30, 2005 was 1.97%.

    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.16% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Private Investment Class         1.00%      2.59%      3.92%     07/08/93
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.15%

Distribution and/or
Service (12b-1) Fees                                             0.50

Other Expenses                                                   0.04

Total Annual Fund
Operating Expenses                                               0.69

Fee Waiver(2)                                                    0.27

Net Annual Fund Operating Expenses                               0.42
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Private Investment Class                   $43      $194      $357       $833
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%           9.37%       14.38%       19.62%       25.10%
End of Year Balance           $10,458.00      $10,936.98   $11,437.89   $11,961.75   $12,509.59
Estimated Annual Expenses     $    42.96      $    44.93   $    46.99   $    49.14   $    51.39
-----------------------------------------------------------------------------------------------

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.83%       36.82%       43.08%       50.07%       57.39%
End of Year Balance           $13,082.53   $13,681.71   $14,308.34   $14,963.66   $15,648.99
Estimated Annual Expenses     $    53.74   $    56.20   $    58.78   $    61.47   $    64.29
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.21%          0.72%       0.97%       1.70%       5.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $556,709       $393,619    $560,825    $499,452    $572,597
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.40%       0.40%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.68%       0.64%       0.59%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.18%(b)       0.71%       0.98%       1.75%       5.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $455,123,368.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Reserve Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   5.64%
2001...................................................................   3.23%
2002...................................................................   0.84%
2003...................................................................   0.21%
2004...................................................................   0.42%


    Reserve Class shares' year-to-date total return as of September 30, 2005 was 1.54%.

    During the period shown in the bar chart, the highest quarterly return was 1.46% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.02% (quarters ended September 30, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
                                                                     SINCE      INCEPTION
(for the periods ended December 31, 2004)     1 YEAR     5 YEARS    INCEPTION     DATE
-----------------------------------------------------------------------------------------
Reserve Class                                  0.42%      2.05%       2.43%     01/04/99
-----------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               1.00

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses                                                 1.19

Fee Waiver(2)                                                      0.20

Net Annual Fund Operating Expenses                                 0.99
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $101     $358      $635      $1,425
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.18%       12.52%       17.03%       21.72%
End of Year Balance           $10,401.00      $10,818.08   $11,251.89   $11,703.09   $12,172.38
Estimated Annual Expenses     $   100.98      $   105.03   $   109.25   $   113.63   $   118.18
-----------------------------------------------------------------------------------------------

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.60%       31.68%       36.96%       42.45%       48.17%
End of Year Balance           $12,660.49   $13,168.18   $13,696.22   $14,245.44   $14,816.68
Estimated Annual Expenses     $   122.92   $   127.85   $   132.98   $   138.31   $   143.86
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                    RESERVE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                               2005           2004        2003        2002        2001
                                                              -------       --------    --------    --------    --------
Net asset value, beginning of period                          $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02          0.001       0.004        0.01        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                        --          (0.00)         --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                             0.02          0.001       0.004        0.01        0.05
========================================================================================================================
Less dividends from net investment income                       (0.02)        (0.001)     (0.004)      (0.01)      (0.05)
========================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                  1.63%          0.15%       0.40%       1.19%       4.62%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,695       $108,319    $103,681    $146,505    $144,449
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%       0.97%       0.90%       0.89%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.19%       1.18%       1.14%       1.09%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets             1.61%(b)       0.14%       0.41%       1.25%       4.61%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,255,704.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

RESOURCE CLASS

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%
1998...................................................................    5.43%
1999...................................................................    5.04%
2000...................................................................    6.32%
2001...................................................................    3.89%
2002...................................................................    1.51%
2003...................................................................    0.93%
2004...................................................................    1.14%


    Resource Class shares' year-to-date total return as of September 30, 2005 was 2.08%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.19% (quarter ended March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                   1.14%      2.73%      3.86%     01/16/96
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     RESOURCE CLASS
----------------------------------------------------------
Management Fees                               0.15%

Distribution and/or
Service (12b-1) Fees                          0.20

Other Expenses                                0.04

Total Annual Fund
Operating Expenses                            0.39

Fee Waiver(2)                                 0.11

Net Annual Fund Operating Expenses            0.28
----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $29      $114      $208       $482
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%           9.66%       14.84%       20.26%       25.94%
End of Year Balance           $10,472.00      $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses     $    28.66      $    30.01   $    31.43   $    32.91   $    34.47
-----------------------------------------------------------------------------------------------

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance           $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses     $    36.09   $    37.80   $    39.58   $    41.45   $    43.41
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.
A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2005           2004       2003        2002        2001
                                                              --------       --------    -------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01       0.01        0.02        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)        --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                              0.02           0.01       0.01        0.02        0.05
========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   2.35%          0.86%      1.11%       1.85%       5.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $271,872       $151,783    $88,259    $213,654    $453,601
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%      0.26%       0.26%       0.25%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%      0.38%       0.34%       0.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              2.32%(b)       0.85%      1.12%       1.89%       5.25%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $199,204,813.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------
PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Sweep Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%
2003...................................................................   1.09%
2004...................................................................   1.30%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.

    Institutional Class Shares' year-to-date total return as of September 30, 2005 was 2.20%.

    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.23% (quarter ended March 31, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Institutional Class              1.30%      2.90%      4.24%     11/10/80
--------------------------------------------------------------------------


Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.25

Other Expenses(2)                                                   0.04

Total Annual Fund
Operating Expenses                                                  0.44

Fee Waiver(3)                                                       0.07

Net Annual Fund Operating Expenses                                  0.37
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $38      $134      $239       $548
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11,454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.60%       57.90%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.08% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Sweep Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --            (0.00)           --         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.52%            1.02%         1.27%         2.01%         5.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $4,567,205       $5,038,960    $5,589,108    $5,930,291    $7,840,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.10%         0.10%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(b)         0.19%         0.18%         0.14%         0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              2.48%(b)         1.01%         1.28%         2.05%         5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,345,210,141.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders placed between 4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     PRM-PRO-8
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS
          OF THE STIC PRIME PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST
        LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
     PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
               FOR THE CLASSES OF THE STIC PRIME PORTFOLIO LISTED
          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
            OF THE STIC PRIME PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------

       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2005,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

              CLASS                                     DATED
              -----                                     -----
      Cash Management Class                       December 20, 2005
         Corporate Class                          December 20, 2005
       Institutional Class                        December 20, 2005
    Personal Investment Class                     December 20, 2005
     Private Investment Class                     December 20, 2005
          Reserve Class                           December 20, 2005
          Resource Class                          December 20, 2005
           Sweep Class                            December 20, 2005

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    6
          Investment Techniques.............................    6
          Additional Securities or Investment Techniques....    8
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   10
     Policies and Procedures for Disclosure of Portfolio
      Holdings..............................................   10
MANAGEMENT OF THE TRUST.....................................   13
     Board of Trustees......................................   13
     Management Information.................................   13
          Trustee Ownership of Portfolio Shares.............   15
     Compensation...........................................   15
          Retirement Plan for Trustees......................   15
          Deferred Compensation Agreements..................   16
     Codes of Ethics........................................   16
     Proxy Voting Policies..................................   16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   17
INVESTMENT ADVISORY AND OTHER SERVICES......................   17
     Investment Advisor.....................................   17
     Marketing Support and Administrative Support
      Payments..............................................   18
     Service Agreements.....................................   18
     Other Service Providers................................   18
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   19
     Brokerage Transactions.................................   19
     Commissions............................................   20
     Broker Selection.......................................   20
     Regular Brokers........................................   22
     Allocation of Portfolio Transactions...................   22
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   23
     Purchase and Redemption of Shares......................   23
     Offering Price.........................................   23
          Calculation of Net Asset Value....................   23
     Redemption in Kind.....................................   23
     Backup Withholding.....................................   24

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   24
     Dividends and Distributions............................   24
     Tax Matters............................................   25
DISTRIBUTION OF SECURITIES..................................   29
     Distribution Plan......................................   29
     Distributor............................................   30
BANKING REGULATIONS.........................................   31
CALCULATION OF PERFORMANCE DATA.............................   31

APPENDICES:
RATINGS OF DEBT SECURITIES..................................  A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................  B-1
TRUSTEES AND OFFICERS.......................................  C-1
TRUSTEES COMPENSATION TABLE.................................  D-1
PROXY VOTING POLICIES.......................................  E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  F-1
MANAGEMENT FEES.............................................  G-1
ADMINISTRATIVE SERVICES FEES................................  H-1
PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS........  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
PENDING LITIGATION..........................................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the STIC Prime Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the state of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio consists of one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her officer with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing funds comprising The AIM Family of Funds(R) including the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. The table has been marked to indicate those securities in which the Portfolio may invest and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not choose to use all of these investment techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objectives, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                                X
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                          X
-------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                         X
-------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                          X
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                   X
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------
                               ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Investments in Entities with
 Relationships with the
 Portfolio/Advisor                                                                               X
-------------------------------------------------------------------------------------------------------------

Debt Investments

     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of an pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Portfolio generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. Under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Participant and thus the Portfolio is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Markets Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments

(as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

     The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

                                   APPROXIMATE DATE OF
     INFORMATION AVAILABLE         POSTING TO WEBSITE     INFORMATION REMAINS AVAILABLE ON WEBSITE
     ---------------------         -------------------    ----------------------------------------
Weighted average maturity         Next business day       Until posting of the following business
information; thirty-day,                                  day's information
seven-day and one-day yield
information; daily dividend
factor and total net assets
Complete portfolio holdings as    1 day after month end   Until posting of the fiscal quarter
of month end and information                              holdings for the months included in the
derived from holdings                                     fiscal quarter
Complete portfolio holdings as    60-70 days after        For one year
of fiscal quarter end             fiscal quarter end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

     - Persons assisting in the voting of proxies;

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities.

AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

       The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

       The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held seven meetings.

       The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee met six times.

       The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

       The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

       Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

       The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel, and Mark H. Williamson and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments. Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii)and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

       The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

       The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is set forth in Appendix D.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

    PORTFOLIO NAME                                     NET ASSETS        ANNUAL RATE
    --------------                                     ----------        -----------
STIC Prime Portfolio                                  All Assets            0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

     AIM has contractually agreed through August 31, 2006, to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to portfolio accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. for servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM
LINK--Registered Trademark-- may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002 as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolios for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2005 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of more than one portfolio or by the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AISI in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt interest dividends or to redemptions by the Portfolio.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio to which such class relates, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to such Portfolio, less (b) expenses accrued for the applicable dividend period attributable to such Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under code section 103(a) over its deductions disallowed under code sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess for the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Corporate Class                                0.03%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan permits the Portfolio to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolio to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolio will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     FMC has contractually agreed through August 31, 2006, to waive 0.02%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Portfolio.

     Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31,2005 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31,2005.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to

FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with that of other portfolios and with other potential investments, investors should note that the methods of computing performance used by other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio's portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     and where V(1) - V(0) excludes any capital changes and income other than investment income.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    ((V(1) - V(0)) + 1)(365/7) -1
                 ---------
                    V(0)

Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

     The annualized and effective yields for each class of the Portfolio are found in Appendix K.

Performance Information

     Further information regarding the Portfolio's performance is contained in the Portfolio's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

                Bloomberg                               Lehman Brothers
         Factset Research Systems                         Lipper, Inc.
           Ibbotson Association

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (As of October 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            As of November 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities; if any.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer) and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                         Formerly: Partner, law firm of Baker &        Inc. (registered
                                                  McKenzie                                      investment
                                                                                                company (2
                                                                                                portfolios)
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment company
                                                  (3 portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporation (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo and director of various affiliated
                                                  Volvo Group companies
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff, and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company) and Owner, Dos Angelos Ranch, L.P.   Education Fund
                                                  Formerly: Chief Executive Officer, Texana     (non-profit)
                                                  Timber LP (sustainable forestry company)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly; Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                       None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, AIM Capital Management, Inc.; and
                                                  Vice President of AIM Distributors, Inc.,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds; and Chief Compliance
                                                  Officer, AIM Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and          N/A
  Senior Vice President and                       Assistant General Counsel, ICON Advisers,
  Senior Officer                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  and General Counsel and Director of
                                                  Compliance, ALPS Mutual Funds, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  AIM Investment Services, Inc.; and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  and Senior Vice President and General
                                                  Counsel, Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.; and
                                                  Director and General Counsel, Fund
                                                  Management Company
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President, Treasurer and                   Advisors, Inc.
  Principal Financial Officer                     Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment    N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc; Executive
                                                  Vice President, A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                  -0-                                       -0-
------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                        AGGREGATE        RETIREMENT        ESTIMATED            TOTAL
                                       COMPENSATION       BENEFITS          ANNUAL          COMPENSATION
                                         FROM THE        ACCRUED BY      BENEFITS UPON          FROM
               TRUSTEE                 TRUST(1)(2)    ALL AIM FUNDS(3)   RETIREMENT(4)   ALL AIM FUNDS(5)(6)
  Bob R. Baker                           $36,221          $198,871         $144,786           $189,750
  Frank S. Bayley                         38,552           175,241          112,500            193,500
  James T. Bunch                          33,885           143,455          112,500            186,000
  Bruce L. Crockett                       57,246            75,638          112,500            223,500
  Albert R. Dowden                        38,557            93,210          112,500            192,500
  Edward K. Dunn, Jr.                     38,557           133,390          112,500            193,500
  Jack M. Fields                          33,722            48,070          112,500            186,000
  Carl Frischling(7)                      33,885            62,040          112,500            185,000
  Gerald J. Lewis                         33,885           143,455          112,500            186,000
  Prema Mathai-Davis                      36,221            55,768          112,500            189,750
  Lewis F. Pennock                        33,885            80,777          112,500            186,000
  Ruth H. Quigley                         36,221           154,767          112,500            189,750
  Louis S. Sklar(8)                       12,714           115,160          101,250            186,000
  Larry Soll                              33,885           184,356          130,823            186,000
  Raymond Stickel, Jr.(9)                    N/A               N/A                0                N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar retired effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

    II.Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

    III.
       Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV.Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                  MANAGEMENT FEE WAIVERS
                       --------------------------------------   ------------------------------------
PORTFOLIO NAME            2005          2004         2003          2005         2004         2003
--------------         -----------   ----------   -----------   ----------   ----------   ----------
STIC Prime
  Portfolio..........  $11,018,543   $9,335,764   $11,975,189   $5,384,841   $4,445,465   $5,829,596

                             NET MANAGEMENT FEE PAID
                       ------------------------------------
PORTFOLIO NAME            2005         2004         2003
--------------         ----------   ----------   ----------
STIC Prime
  Portfolio..........  $5,633,702   $4,890,299   $6,145,593

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

PORTFOLIO NAME                                                  2005       2004       2003
--------------                                                --------   --------   --------
STIC Prime Portfolio........................................  $724,590   $686,715   $709,442

                                   APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2005, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2005, are as follows:

CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $  896,406
Corporate Class..........................................        4,286
Personal Investment Class................................      732,090
Private Investment Class.................................    1,365,370
Reserve Class............................................      680,825
Resource Class...........................................      318,728
Sweep Class*.............................................          N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year or period ended August 31, 2005, are as follows:

                                                             UNDERWRITERS     DEALERS
                                                             COMPENSATION   COMPENSATION
                                                             ------------   ------------
Cash Management Class......................................    $  2,722      $  893,684
Corporate Class............................................           0           4,286
Personal Investment Class..................................     148,692         583,398
Private Investment Class...................................     118,473       1,246,897
Reserve Class..............................................      59,436         621,389
Resource Class.............................................         594         318,134
Sweep Class*...............................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA

     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2005, are as follows:

                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2005
-------------                                         -------------------
Cash Management Class...............................          3.35%
Corporate Class.....................................          3.40%
Institutional Class.................................          3.43%
Personal Investment Class...........................          2.88%
Private Investment Class............................          3.13%
Reserve Class.......................................          2.56%
Resources Class.....................................          3.27%
Sweep Class*........................................           N/A

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2005
----------------                                    ----------------------
Cash Management Class.............................           3.41%
Corporate Class...................................           3.46%
Institutional Class...............................           3.49%
Personal Investment Class.........................           2.94%
Private Investment Class..........................           3.19%
Reserve Class.....................................           2.62%
Resources Class...................................           3.33%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2005
---------------                                     ----------------------
Cash Management Class.............................           3.47%
Corporate Class...................................           3.52%
Institutional Class...............................           3.55%
Personal Investment Class.........................           2.98%
Private Investment Class..........................           3.24%
Reserve Class.....................................           2.66%
Resources Class...................................           3.39%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

     The tax equivalent current yield and tax equivalent effective yield for the Portfolio, with respect to each class, for the seven day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT CURRENT YIELD                           AUGUST 31, 2005
----------------------------                        ----------------------
Cash Management Class.............................           5.25%
Corporate Class*..................................           5.32%
Institutional Class...............................           5.37%
Personal Investment Class.........................           4.52%
Private Investment Class..........................           4.91%
Reserve Class.....................................           4.03%
Resource Class....................................           5.12%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT EFFECTIVE YIELD                         AUGUST 31, 2005
------------------------------                      ----------------------
Cash Management Class.............................           5.34%
Corporate Class*..................................           5.42%
Institutional Class...............................           5.46%
Personal Investment Class.........................           4.58%
Private Investment Class..........................           4.98%
Reserve Class.....................................           4.09%
Resource Class....................................           5.22%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                  APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND,

     AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of STIC Prime Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of STIC Prime Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
SHORT-TERM INVESTMENTS TRUST



We have audited the accompanying statement of changes in net assets of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of STIC Prime Portfolio for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 24, 2004

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-68.82%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-5.19%

Atlantis One Funding Corp.(b)
  (Acquired 07/21/05; Cost $30,408,185)
  3.42%                                   09/01/05    $ 30,530    $   30,530,000
--------------------------------------------------------------------------------
  (Acquired 07/21/05; Cost $110,469,946)
  3.45%                                   09/15/05     111,066       110,916,986
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b) (Acquired 08/02/05; Cost
  $20,887,864)
  3.50%                                   09/23/05      20,994        20,949,096
--------------------------------------------------------------------------------
  (Acquired 08/01/05; Cost $49,740,889)
  3.52%                                   09/23/05      50,000        49,892,445
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,574,875)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $54,682,146)
  3.65%                                   10/21/05      55,000        54,721,181
================================================================================
                                                                     341,741,208
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.10%

Old Line Funding, LLC(b)
  (Acquired 07/27/05; Cost $67,646,549)
  3.45%                                   09/09/05      67,933        67,880,918
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $9,034,816)
  3.65%                                   10/12/05       9,079         9,041,259
--------------------------------------------------------------------------------
Thunder Bay Funding LLC(b)
  (Acquired 07/21/05; Cost $35,541,872)
  3.43%                                   09/09/05      35,712        35,684,779
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $17,176,434)
  3.47%                                   09/21/05      17,273        17,239,701
--------------------------------------------------------------------------------
  (Acquired 08/18/05; Cost $41,802,052)
  3.61%                                   10/04/05      42,000        41,861,015
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $32,453,288)
  3.65%                                   10/12/05      32,612        32,476,434
================================================================================
                                                                     204,184,106
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY
  BACKED-15.62%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/25/05; Cost $74,580,708)
  3.47%                                   09/21/05    $ 75,000    $   74,855,417
--------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.)(b)
  (Acquired 07/19/05; Cost $14,915,679)
  3.43%                                   09/16/05      15,000        14,978,562
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $74,567,417)
  3.58%                                   10/07/05      75,000        74,731,500
--------------------------------------------------------------------------------
Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent)(b)
  (Acquired 08/11/05; Cost $97,683,787)
  3.52%                                   09/13/05      98,000        97,885,013
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $99,736,750)
  3.51%                                   09/15/05     100,000        99,863,500
--------------------------------------------------------------------------------
  (Acquired 08/19/05; Cost $100,271,509)
  3.51%                                   09/16/05     100,546       100,398,951
--------------------------------------------------------------------------------
  (Acquired 08/24/05; Cost $24,935,722)
  3.56%                                   09/19/05      25,000        24,955,500
--------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North
  America, Inc.; agent)(b)
  (Acquired 07/20/05; Cost $39,778,956)
  3.43%                                   09/16/05      40,000        39,942,833
--------------------------------------------------------------------------------
  (Acquired 08/10/05; Cost $44,778,738)
  3.58%                                   10/04/05      45,025        44,877,243
--------------------------------------------------------------------------------
Legacy Capital, LLC (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent)(b)
  (Acquired 08/10/05; Cost $306,189,520)
  3.52%                                   09/06/05     307,000       306,849,911
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA
  Insurance Corp.)(b)
  (Acquired 07/27/05; Cost $49,764,528)
  3.46%                                   09/14/05    $ 50,000    $   49,937,528
--------------------------------------------------------------------------------
  (Acquired 08/02/05; Cost $49,756,944)
  3.50%                                   09/21/05      50,000        49,902,778
================================================================================
                                                                   1,029,081,514
================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-13.88%

Barton Capital LLC(b)
  (Acquired 08/19/05; Cost $49,760,000)
  3.60%                                   10/06/05      50,000        49,825,000
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $55,381,291)
  3.58%                                   10/07/05      55,697        55,497,605
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $29,665,264)
  3.64%                                   10/14/05      29,816        29,686,367
--------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 08/10/05; Cost $49,752,778)
  3.56%                                   09/29/05      50,000        49,861,556
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $34,814,500)
  3.60%                                   10/04/05      35,000        34,884,500
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,725,500)
  3.66%                                   10/18/05      50,000        49,761,083
--------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.53%                                   09/23/05     100,000        99,784,278
--------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 08/12/05; Cost $99,460,000)
  3.60%                                   10/05/05     100,000        99,660,000
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.(b)
  (Acquired 08/19/05; Cost $99,695,167)
  3.54%                                   09/22/05     100,000        99,793,500
--------------------------------------------------------------------------------
Gemini Securitization LLC(b)
  (Acquired 07/19/05; Cost $24,859,465)
  3.43%                                   09/16/05      25,000        24,964,271
--------------------------------------------------------------------------------
  (Acquired 08/10/05-08/11/05; Cost
  $124,288,972)
  3.58%                                   10/07/05     125,000       124,552,500
--------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC(b)
  (Acquired 08/22/05; Cost $71,718,090)
  3.55%                                   09/22/05      71,938        71,789,028
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Sheffield Receivables Corp.(b)
  (Acquired 08/25/05; Cost $124,601,111)
  3.59%                                   09/26/05    $125,000    $  124,688,368
================================================================================
                                                                     914,748,056
================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-6.48%

Klio Funding Ltd./Corp.(b)
  (Acquired 08/24/05; Cost $114,510,158)
  3.57%                                   09/21/05     114,829       114,601,256
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 08/23/05; Cost $125,012,914)
  3.57%                                   09/20/05     125,361       125,124,799
--------------------------------------------------------------------------------
  (Acquired 08/23/05; Cost $56,286,662)
  3.57%                                   09/21/05      56,449        56,337,043
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.- Series
  2005-I(b)
  (Acquired 08/02/05; Cost $29,501,569)
  3.53%                                   09/21/05      29,644        29,585,865
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.(b)
  (Acquired 08/10/05; Cost $101,037,018)
  3.54%                                   09/19/05     101,436       101,256,458
================================================================================
                                                                     426,905,421
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-12.81%

Blue Ridge Asset Funding Corp.(b)
  (Acquired 08/18/05; Cost $85,626,775)
  3.51%                                   09/12/05      85,836        85,743,941
--------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 08/11/05; Cost $74,645,000)
  3.55%                                   09/28/05      75,000        74,800,313
--------------------------------------------------------------------------------
  (Acquired 08/12/05; Cost $49,720,000)
  3.60%                                   10/07/05      50,000        49,820,000
--------------------------------------------------------------------------------
  (Acquired 08/25/05; Cost $49,710,250)
  3.66%                                   10/21/05      50,000        49,745,833
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-(CONTINUED)

Ciesco, LLC(b)
  (Acquired 07/26/05; Cost $49,730,111)
  3.47%                                   09/20/05    $ 50,000    $   49,908,431
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $43,754,724)
  3.46%                                   09/21/05      44,000        43,915,422
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $95,578,088)
  3.55%                                   09/26/05      96,013        95,776,635
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $74,582,333)
  3.58%                                   10/06/05      75,000        74,738,958
--------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 07/21/05; Cost $49,771,333)
  3.43%                                   09/07/05      50,000        49,971,417
--------------------------------------------------------------------------------
  (Acquired 07/25/05; Cost $99,490,611)
  3.46%                                   09/16/05     100,000        99,855,833
--------------------------------------------------------------------------------
  (Acquired 07/28/05; Cost $69,618,889)
  3.50%                                   09/22/05      70,000        69,857,083
--------------------------------------------------------------------------------
  (Acquired 08/11/05; Cost $99,441,556)
  3.59%                                   10/06/05     100,000        99,650,972
================================================================================
                                                                     843,784,838
================================================================================

CONSUMER FINANCE-4.92%

Toyota Motor Credit Corp.
  3.44%                                   09/12/05     150,000       149,842,333
--------------------------------------------------------------------------------
  3.53%                                   09/23/05     150,000       149,676,417
--------------------------------------------------------------------------------
  3.55%                                   09/30/05      25,000        24,928,507
================================================================================
                                                                     324,447,257
================================================================================

DIVERSIFIED CAPITAL MARKETS-0.76%

Citigroup Inc.
  3.57%                                   09/23/05      50,000        49,890,917
================================================================================

INDUSTRIAL CONGLOMERATES-3.03%

General Electric Co.
  3.57%                                   09/29/05     200,000       199,444,667
================================================================================

INVESTMENT BANKING & BROKERAGE-3.03%

Bear, Stearns & Co., Inc.
  3.41%                                   09/08/05     200,000       199,867,389
================================================================================
    Total Commercial Paper (Cost
      $4,534,095,373)                                              4,534,095,373
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-10.78%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  3.68%(b)(c)(d)(e)                             --    $335,000    $  335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 04/20/05; Cost $115,000,000)
  3.70%(b)(c)(d)(e)                             --     115,000       115,000,000
--------------------------------------------------------------------------------
  (Acquired 04/21/05; Cost $260,000,000)
  3.70%(b)(c)(d)(e)                             --     260,000       260,000,000
================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                            710,000,000
================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.15%

FEDERAL HOME LOAN BANK (FHLB)-1.15%

Unsec. Disc. Notes, (Cost
  $75,941,000)(a)(c)
  3.20%                                   09/01/05      75,941        75,941,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $5,320,036,373)                                              5,320,036,373
================================================================================
REPURCHASE AGREEMENTS-19.51%

Banc of America Securities LLC
  3.60%(f)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.62%(g)                                09/01/05     300,000       300,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  3.60%(h)                                09/01/05     310,072       310,072,497
--------------------------------------------------------------------------------
Societe Generale
  3.60%(i)                                09/01/05     200,000       200,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets LLC
  3.63%(j)                                09/01/05     275,000       275,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $1,285,072,497)                                              1,285,072,497
================================================================================
TOTAL INVESTMENTS-100.26% (Cost
  $6,605,108,870)(k)                                               6,605,108,870
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                                (16,863,087)
================================================================================
NET ASSETS-100.00%                                                $6,588,245,783
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $4,370,660,865, which represented 66.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $260,420,273 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate market value at 08/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $200,020,000.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $300,030,188. Collateralized by $327,622,097 municipal obligations, 0% to 4.75% due 09/01/05 to 10/01/40 with an aggregate market value at 08/31/05 of $315,000,001.
(h) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,000. Collateralized by $602,678,181 U.S. Government obligations, 0% to 8.88% due 09/21/05 to 08/26/38 with an aggregate market value at 08/31/05 of $510,004,745. The amount to be received upon repurchase by the Fund is $310,103,504.
(i) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,025,000. Collateralized by $279,717,440 U.S. Government obligations, 0% to 7.47% due 03/15/06 to 02/01/33 with an aggregate market value at 08/31/05 of $255,000,307. The amount to be received upon repurchase by the Fund is $200,020,000.
(j) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $275,027,729.
(k) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,320,036,373)  $5,320,036,373
------------------------------------------------------------
Repurchase agreements (cost $1,285,072,497)    1,285,072,497
============================================================
    Total investments (cost $6,605,108,870)    6,605,108,870
============================================================
Cash                                                  44,407
------------------------------------------------------------
Receivables for:
  Interest                                         2,329,784
------------------------------------------------------------
  Fund expenses absorbed                              70,359
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               371,020
------------------------------------------------------------
Other assets                                         315,775
============================================================
    Total assets                               6,608,240,215
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       18,506,316
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 887,205
------------------------------------------------------------
Accrued distribution fees                            348,145
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            14,914
------------------------------------------------------------
Accrued transfer agent fees                          118,329
------------------------------------------------------------
Accrued operating expenses                           119,523
============================================================
  Total liabilities                               19,994,432
============================================================
Net assets applicable to shares outstanding   $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,587,470,468
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $6,588,245,783
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,567,205,143
____________________________________________________________
============================================================
Private Investment Class                      $  556,708,999
____________________________________________________________
============================================================
Personal Investment Class                     $  162,748,565
____________________________________________________________
============================================================
Cash Management Class                         $  909,054,007
____________________________________________________________
============================================================
Reserve Class                                 $   66,694,507
____________________________________________________________
============================================================
Resource Class                                $  271,872,481
____________________________________________________________
============================================================
Corporate Class                               $   53,962,081
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,567,753,663
____________________________________________________________
============================================================
Private Investment Class                         556,813,652
____________________________________________________________
============================================================
Personal Investment Class                        162,703,069
____________________________________________________________
============================================================
Cash Management Class                            909,119,581
____________________________________________________________
============================================================
Reserve Class                                     66,703,234
____________________________________________________________
============================================================
Resource Class                                   271,845,172
____________________________________________________________
============================================================
Corporate Class                                   53,962,081
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $190,890,785
==========================================================================

EXPENSES:

Advisory fees                                                   11,018,543
--------------------------------------------------------------------------
Administrative services fees                                       724,590
--------------------------------------------------------------------------
Custodian fees                                                     343,250
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,275,617
--------------------------------------------------------------------------
  Personal Investment Class                                        998,304
--------------------------------------------------------------------------
  Cash Management Class                                          1,120,507
--------------------------------------------------------------------------
  Reserve Class                                                    782,557
--------------------------------------------------------------------------
  Resource Class                                                   398,410
--------------------------------------------------------------------------
  Corporate Class                                                    4,286
--------------------------------------------------------------------------
Transfer agent fees                                              1,214,778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          263,392
--------------------------------------------------------------------------
Other                                                              645,532
==========================================================================
    Total expenses                                              19,789,766
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,971,822)
==========================================================================
    Net expenses                                                12,817,944
==========================================================================
Net investment income                                          178,072,841
==========================================================================
Net increase in net assets resulting from operations          $178,072,841
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005                2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  178,072,841      $   59,441,792
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --              (2,920)
================================================================================================
    Net increase in net assets resulting from operations         178,072,841          59,438,872
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (132,543,246)        (50,736,984)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (10,087,540)         (3,040,636)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (2,686,889)           (571,339)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (26,260,251)         (4,637,801)
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,179,613)           (140,187)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (4,869,787)           (965,008)
------------------------------------------------------------------------------------------------
  Corporate Class                                                   (445,515)                 --
================================================================================================
  Decrease in net assets resulting from distributions           (178,072,841)        (60,091,955)
================================================================================================
Share transactions-net:
  Institutional Class                                           (471,754,840)       (549,615,839)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       163,089,734        (167,157,350)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       50,823,802         (21,780,861)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          338,989,930          33,417,116
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (41,624,169)          4,646,266
------------------------------------------------------------------------------------------------
  Resource Class                                                 120,089,040          63,537,392
------------------------------------------------------------------------------------------------
  Corporate Class                                                 53,962,081                  --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          213,575,578        (636,953,276)
================================================================================================
    Net increase (decrease) in net assets                        213,575,578        (637,606,359)
================================================================================================

NET ASSETS:

  Beginning of year                                            6,374,670,205       7,012,276,564
================================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $6,588,245,783      $6,374,670,205
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

     105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM waived fees of $5,384,841.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,005.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $724,590.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $1,102,270.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,365,370, $732,090, $896,406, $680,825, $318,728 and $4,286,
respectively, after FMC waived Plan fees of $910,247, $266,214, $224,101, $101,732, $79,682 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $30,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $178,072,841    $60,091,955
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,534,212
----------------------------------------------------------------------------
Temporary book/tax differences                                      (754,964)
----------------------------------------------------------------------------
Capital loss carryforward                                             (3,933)
----------------------------------------------------------------------------
Shares of beneficial interest                                  6,587,470,468
============================================================================
Total net assets                                              $6,588,245,783
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                                                                                         CAPITAL LOSS
EXPIRATION                                                                                               CARRYFORWARD*
-----------------------------------------------------------------------------------------------------------------------
August 31, 2011                                                                                             $1,014
-----------------------------------------------------------------------------------------------------------------------
August 31, 2013                                                                                              2,919
=======================================================================================================================
Total capital loss carryforward                                                                             $3,933
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                    2005 (A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   38,044,055,385    $ 38,044,055,385     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,734,409,091       3,734,409,091      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              1,862,479,095       1,862,479,095      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 11,166,697,981      11,166,697,981      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            966,008,702         966,008,702      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           919,164,686         919,164,686        631,748,856         631,748,856
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       107,506,448         107,506,448                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       12,876,809          12,876,809          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,625,287           3,625,287          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  1,784,833           1,784,833            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      8,835,534           8,835,534          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,038,031           1,038,031             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,753,464           2,753,464            712,880             712,880
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           281,276             281,276                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (38,528,687,034)    (38,528,687,034)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,574,944,644)     (3,574,944,644)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (1,813,440,126)     (1,813,440,126)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (10,836,543,585)    (10,836,543,585)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (1,008,670,902)     (1,008,670,902)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (801,829,110)       (801,829,110)      (568,924,344)       (568,924,344)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       (53,825,643)        (53,825,643)                --                  --
=================================================================================================================================
                                                           213,575,578    $    213,575,578       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
     In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2005           2004        2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02          0.05
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)         0.00
===========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02          0.05
===========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)        (0.05)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   2.44%          0.94%       1.19%       1.93%         5.37%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $909,054       $570,064    $536,685    $974,016    $1,139,775
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.20%       0.18%       0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)       0.29%       0.28%       0.24%         0.19%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              2.40%(b)       0.93%       1.20%       1.97%         5.33%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,120,506,980.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE CLASS
                                                                ---------------
                                                                   MARCH 31,
                                                                     2005
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  AUGUST 31,
                                                                     2005
-------------------------------------------------------------------------------
Net asset value, beginning of period                                $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.01
===============================================================================
    Total from investment operations                                   0.01
===============================================================================
Less dividends from net investment income                             (0.01)
===============================================================================
Net asset value, end of period                                      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                                        1.29%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $53,962
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.22%(b)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net assets                   2.45%(b)
_______________________________________________________________________________
===============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $33,863,047.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02             0.01          0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --            (0.00)           --         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.02             0.01          0.01          0.02          0.05
=================================================================================================================================
Less dividends from net investment income                        (0.02)           (0.01)        (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.52%            1.02%         1.27%         2.01%         5.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $4,567,205       $5,038,960    $5,589,108    $5,930,291    $7,840,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.10%         0.10%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(b)         0.19%         0.18%         0.14%         0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              2.48%(b)         1.01%         1.28%         2.05%         5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,345,210,141.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   1.96%          0.47%       0.72%       1.50%       4.93%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $162,749       $111,925    $133,719    $177,493    $216,286
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.65%       0.60%       0.59%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.93%       0.89%       0.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              1.93%(b)       0.46%       0.73%       1.55%       4.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $133,107,148.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.02        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)         --       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.02           0.01        0.01        0.02        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)      (0.02)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.21%          0.72%       0.97%       1.70%       5.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $556,709       $393,619    $560,825    $499,452    $572,597
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.40%       0.40%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.68%       0.64%       0.59%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              2.18%(b)       0.71%       0.98%       1.75%       5.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $455,123,368.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESERVE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                               2005           2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02          0.001       0.004        0.01        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                        --          (0.00)         --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                             0.02          0.001       0.004        0.01        0.05
========================================================================================================================
Less dividends from net investment income                       (0.02)        (0.001)     (0.004)      (0.01)      (0.05)
========================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                  1.63%          0.15%       0.40%       1.19%       4.62%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,695       $108,319    $103,681    $146,505    $144,449
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%       0.97%       0.90%       0.89%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)       1.19%       1.18%       1.14%       1.09%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets             1.61%(b)       0.14%       0.41%       1.25%       4.61%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,255,704.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2005           2004       2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01       0.01        0.02        0.05
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         --          (0.00)        --       (0.00)       0.00
========================================================================================================================
    Total from investment operations                              0.02           0.01       0.01        0.02        0.05
========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)     (0.01)      (0.02)      (0.05)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $  1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   2.35%          0.86%      1.11%       1.85%       5.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $271,872       $151,783    $88,259    $213,654    $453,601
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%      0.26%       0.26%       0.25%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%      0.38%       0.34%       0.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              2.32%(b)       0.85%      1.12%       1.89%       5.25%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $199,204,813.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Cash Management Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
-------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.86%
1996...................................................................   5.32%
1997...................................................................   5.48%
1998...................................................................   5.39%
1999...................................................................   4.91%
2000...................................................................   6.18%
2001...................................................................   3.96%
2002...................................................................   1.63%
2003...................................................................   1.00%
2004...................................................................   1.14%


    Cash Management Class shares' year-to-date total return as of September 30, 2005 was 2.02%.

    During the periods shown in the bar chart, the highest quarterly return was 1.60% (quarter ended December 31, 2000) and the lowest quarterly return was 0.21% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                       INCEPTION
December 31, 2004)           1 YEAR    5 YEARS    10 YEARS      DATE
--------------------------------------------------------------------------
Cash Management Class         1.14%     2.76%      4.07%       08/18/93
--------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or Service (12b-1) Fees                           0.10

Other Expenses                                                     0.05

Total Annual Fund Operating Expenses                               0.30

Fee Waiver(2)                                                      0.10

Net Annual Fund Operating Expenses                                 0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $20       $86      $154       $371
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.80%           9.83%       15.10%       20.63%       26.42%
End of Year Balance           $10,480.00      $10,983.04   $11,510.23   $12,062.72   $12,641.73
Estimated Annual Expenses     $    20.48      $    21.46   $    22.49   $    23.57   $    24.70
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT CLASS--
ANNUAL EXPENSE RATIO 0.20%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.49%       38.84%       45.51%       52.49%       59.81%
End of Year Balance           $13,248.53   $13,884.46   $14,550.91   $15,249.36   $15,981.33
Estimated Annual Expenses     $    25.89   $    27.13   $    28.44   $    29.80   $    31.23
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Cash Management Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                  CASH MANAGEMENT CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
                                                         ----------       ----------       ----------    ----------    ----------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.29%            0.90%            1.20%         1.99%         5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,780,680       $1,226,797       $2,259,951    $2,223,385    $1,155,373
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.20%(b)         0.20%            0.19%         0.18%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.30%(b)         0.29%            0.29%         0.25%         0.20%
=================================================================================================================================
Ratio of net investment income to average net assets           2.25%(b)         0.87%            1.19%         1.94%         5.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,451,814,306.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

- The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Corporate Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Corporate Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%
2002...................................................................   1.72%
2003...................................................................   1.08%
2004...................................................................   1.22%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Corporate Class has higher expenses. The inception date of the Corporate Class shares is August 1, 2005.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.08%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.23% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------
(for the periods ended                                 INCEPTION
December 31, 2004)       1 YEAR   5 YEARS   10 YEARS     DATE
------------------------------------------------------------------
Institutional Class      1.22%     2.85%     4.15%      04/12/84
------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CORPORATE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                             CORPORATE CLASS
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                        0.15%

Distribution and/or
Service (12b-1) Fees                                                                   0.03

Other Expenses(2)                                                                      0.05

Total Annual Fund
Operating Expenses                                                                     0.23

Fee Waiver(3)                                                                          0.08

Net Annual Fund Operating Expenses                                                     0.15
---------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Corporate Class                            $15       $66      $121       $285
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.85%           9.94%       15.27%       20.86%       26.72%
End of Year Balance           $10,485.00      $10,993.52   $11,526.71   $12,085.75   $12,671.91
Estimated Annual Expenses     $    15.36      $    16.11   $    16.89   $    17.71   $    18.57
-----------------------------------------------------------------------------------------------

CORPORATE CLASS-- ANNUAL
EXPENSE RATIO 0.15%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        32.87%       39.31%       46.07%       53.15%       60.58%
End of Year Balance           $13,286.50   $13,930.90   $14,606.54   $15,314.96   $16,057.74
Estimated Annual Expenses     $    19.47   $    20.41   $    21.40   $    22.44   $    23.53
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Corporate Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal period ended 2005 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                    CORPORATE CLASS
                                                                --------------------------------------------------------
                                                                AUGUST 1, 2005 (DATE SALES COMMENCED) TO AUGUST 31, 2005
                                                                --------------------------------------------------------
Net asset value, beginning of period                                                    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                   0.003
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                                               0.000
========================================================================================================================
    Total from investment operations                                                      0.003
========================================================================================================================
Less dividends from net investment income                                                (0.003)
========================================================================================================================
Net asset value, end of period                                                          $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                                            0.28%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                $   869
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                           0.15%(b)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                        0.23%(b)
========================================================================================================================
Ratio of net investment income to average net assets                                       2.30%(b)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $898,340.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Corporate Class                                                                                 $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Institutional Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%
2002...................................................................   1.72%
2003...................................................................   1.08%
2004...................................................................   1.22%


    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.08%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.23% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------
(for the periods ended                                     INCEPTION
December 31, 2004)         1 YEAR     5 YEARS   10 YEARS     DATE
--------------------------------------------------------------------
Institutional Class         1.22%      2.85%     4.15%     04/12/84
--------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                             0.15%

Distribution and/or Service (12b-1)
Fees                                                                        None

Other Expenses                                                              0.05

Total Annual Fund Operating Expenses                                        0.20

Fee Waiver(2)                                                               0.08

Net Annual Fund Operating Expenses                                          0.12
----------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                $12       $56      $105       $247
-----------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.88%          10.00%       15.37%       21.00%       26.90%
End of Year Balance           $10,488.00      $10,999.81   $11,536.61   $12,099.59   $12,690.05
Estimated Annual Expenses     $    12.29      $    12.89   $    13.52   $    14.18   $    14.87
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS-- ANNUAL
EXPENSE RATIO 0.12%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        33.09%       39.59%       46.40%       53.54%       61.04%
End of Year Balance           $13,309.33   $13,958.82   $14,640.01   $15,354.44   $16,103.74
Estimated Annual Expenses     $    15.60   $    16.36   $    17.16   $    18.00   $    18.87
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund.

    Investors in the Institutional Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
                                                         ----------       ----------       ----------    ----------    ----------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.37%            0.98%            1.28%         2.07%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,101,143       $2,564,540       $4,367,382    $4,245,044    $3,782,581
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%            0.11%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.20%(b)         0.19%            0.19%         0.15%         0.10%
=================================================================================================================================
Ratio of net investment income to average net assets           2.33%(b)         0.95%            1.27%         2.02%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,286,284,031.

                             ---------------------
                               TREASURY PORTFOLIO
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
CLASS                                                                                          INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                             $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                             ---------------------
                               TREASURY PORTFOLIO
                             ---------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine. REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                             ---------------------
                               TREASURY PORTFOLIO
                             ---------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.


    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Personal Investment Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.42%
1996...................................................................   4.88%
1997...................................................................   5.04%
1998...................................................................   4.95%
1999...................................................................   4.48%
2000...................................................................   5.74%
2001...................................................................   3.53%
2002...................................................................   1.19%
2003...................................................................   0.53%
2004...................................................................   0.67%


    Personal Investment Class shares' year-to-date total return as of September 30, 2005 was 1.66%.

    During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.09% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------
(for the periods ended                                   INCEPTION
December 31, 2004)      1 YEAR     5 YEARS    10 YEARS     DATE
------------------------------------------------------------------
Personal Investment
  Class                  0.67%      2.31%      3.62%     08/08/91
------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PERSONAL INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------
(expenses that are deducted                                               PERSONAL
from fund assets)                                                        INVESTMENT CLASS
-----------------------------------------------------------------------------------------
Management Fees                                                                0.15%

Distribution and/or Service (12b-1) Fees                                       0.75

Other Expenses                                                                 0.05

Total Annual Fund
Operating Expenses                                                             0.95

Fee Waiver(2)                                                                  0.28

Net Annual Fund Operating Expenses                                             0.67
-----------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Personal Investment Class                  $68      $275      $498      $1,141
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

PERSONAL INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.67%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Personal Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                PERSONAL INVESTMENT CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
                                                              --------       --------       --------    --------    --------
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.04           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.04           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   1.81%          0.42%          0.73%       1.56%       4.84%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $273,461       $304,225       $324,638    $356,606    $307,841
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%          0.65%       0.60%       0.60%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.95%(b)       0.94%          0.94%       0.90%       0.85%
============================================================================================================================
Ratio of net investment income to average net assets              1.78%(b)       0.40%          0.73%       1.52%       4.62%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $282,422,666.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Private Investment Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                                                                        ANNUAL
YEARS ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................   5.63%
1996..................................................................   5.09%
1997..................................................................   5.25%
1998..................................................................   5.16%
1999..................................................................   4.68%
2000..................................................................   5.95%
2001..................................................................   3.73%
2002..................................................................   1.41%
2003..................................................................   0.78%
2004..................................................................   0.92%


    The Private Investment Class shares' year-to-date total return as of September 30, 2005 was 1.85%.

    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.15% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------
(for the periods ended                                   INCEPTION
December 31, 2004)      1 YEAR    5 YEARS    10 YEARS      DATE
-------------------------------------------------------------------
Private Investment
  Class                  0.92%     2.54%       3.84%      11/22/91
-------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                                PRIVATE
(expenses that are deducted from fund assets)                  INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.15%

Distribution and/or Service (12b-1) Fees                             0.50

Other Expenses                                                       0.05

Total Annual Fund Operating Expenses                                 0.70

Fee Waiver(2)                                                        0.28

Net Annual Fund Operating Expenses                                   0.42
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.
As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $43      $196      $362       $844
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.58%           9.37%       14.38%       19.62%       25.10%
End of Year Balance           $10,458.00      $10,936.98   $11,437.89   $11,961.75   $12,509.59
Estimated Annual Expenses     $    42.96      $    44.93   $    46.99   $    49.14   $    51.39
-----------------------------------------------------------------------------------------------

PRIVATE INVESTMENT CLASS--
ANNUAL EXPENSE RATIO 0.42%      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.83%       36.82%       43.08%       49.64%       56.49%
End of Year Balance           $13,082.53   $13,681.71   $14,308.34   $14,963.66   $15,648.99
Estimated Annual Expenses     $    53.74   $    56.20   $    58.78   $    61.47   $    64.29
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Private Investment Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                   PRIVATE INVESTMENT CLASS
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------------
                                                                 2005            2004            2003         2002        2001
                                                              ----------       --------       ----------    --------    --------
Net asset value, beginning of period                          $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.02           0.01             0.01        0.02        0.05
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         0.00           0.00            (0.00)       0.00        0.00
================================================================================================================================
    Total from investment operations                                0.02           0.01             0.01        0.02        0.05
================================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.00)         (0.00)              --          --          --
================================================================================================================================
    Total distributions                                            (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
================================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                     2.06%          0.68%            0.98%       1.77%       5.05%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,229,249       $808,852       $1,100,857    $672,455    $608,022
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%            0.41%       0.40%       0.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.70%(b)       0.69%            0.69%       0.65%       0.60%
================================================================================================================================
Ratio of net investment income to average net assets                2.03%(b)       0.65%            0.97%       1.72%       4.82%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $794,720,678.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Reserve Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

                                                                          ANNUAL
YEARS ENDED                                                                TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
2000....................................................................   5.43%
2001....................................................................   3.22%
2002....................................................................   0.89%
2003....................................................................   0.21%
2004....................................................................   0.35%


    Reserve Class shares' year-to-date total return as of September 30, 2005 was 1.42%.

    During the period shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and its lowest quarterly return was 0.01% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE           INCEPTION
2004)                                    1 YEAR    5 YEARS   INCEPTION            DATE
----------------------------------------------------------------------------
Reserve Class                             0.35%     2.00%         2.36%          01/04/99
--------------------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               1.00

Other Expenses                                                     0.05

Total Annual Fund
Operating Expenses                                                 1.20

Fee Waiver(2)                                                      0.21

Net Annual Fund Operating Expenses                                 0.99
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $101     $360      $639      $1,436
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.01%           8.18%       12.52%       17.03%       21.72%
End of Year Balance           $10,401.00      $10,818.08   $11,251.89   $11,703.09   $12,172.38
Estimated Annual Expenses     $   100.98      $   105.03   $   109.25   $   113.63   $   118.18
-----------------------------------------------------------------------------------------------

RESERVE CLASS-- ANNUAL
EXPENSE RATIO 0.99%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.60%       31.68%       36.96%       42.45%       48.17%
End of Year Balance           $12,660.49   $13,168.18   $13,696.22   $14,245.44   $14,816.68
Estimated Annual Expenses     $   122.92   $   127.85   $   132.98   $   138.31   $   143.86
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Reserve Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                     RESERVE CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2005          2004           2003        2002        2001
                                                              -------       -------       --------    --------    --------
Net asset value, beginning of period                          $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01         0.002          0.004        0.01        0.04
--------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      0.00         0.000         (0.000)       0.00        0.00
==========================================================================================================================
    Total from investment operations                             0.01         0.002          0.004        0.01        0.04
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.01)       (0.002)        (0.004)      (0.01)      (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)       (0.000)            --          --          --
==========================================================================================================================
    Total distributions                                         (0.01)       (0.002)         0.004       (0.01)      (0.04)
==========================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  1.48%         0.11%          0.41%       1.26%       4.53%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,202       $79,975       $119,660    $162,819    $212,818
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.98%          0.97%       0.90%       0.90%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.20%(b)      1.19%          1.19%       1.15%       1.10%
==========================================================================================================================
Ratio of net investment income to average net assets             1.46%(b)      0.09%          0.41%       1.22%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,099,977.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-7

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Resource Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.39%
1998...................................................................   5.31%
1999...................................................................   4.83%
2000...................................................................   6.10%
2001...................................................................   3.88%
2002...................................................................   1.55%
2003...................................................................   0.92%
2004...................................................................   1.06%


    Resource Class shares' year-to-date total return as of September 30, 2005 was 1.96%

    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.19% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2004)             1 YEAR    5 YEARS   INCEPTION          DATE
--------------------------------------------------------------------------------
Resource Class                 1.06%     2.68%        3.76%          03/06/96
--------------------------------------------------------------------------------


For the current seven-day yield, call (800) 659-1005, option 2.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                              RESOURCE CLASS
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                        0.15%

Distribution and/or Service (12b-1) Fees                                               0.20

Other Expenses                                                                         0.05

Total Annual Fund Operating Expenses                                                   0.40

Fee Waiver(2)                                                                          0.12

Net Annual Fund Operating Expenses                                                     0.28
---------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $29      $116      $212       $493
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.72%           9.66%       14.84%       20.26%       25.94%
End of Year Balance           $10,472.00      $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses     $    28.66      $    30.01   $    31.43   $    32.91   $    34.47
-----------------------------------------------------------------------------------------------

RESOURCE CLASS-- ANNUAL
EXPENSE RATIO 0.28%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance           $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses     $    36.09   $    37.80   $    39.58   $    41.45   $    43.41
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Resource Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

                                                                                      RESOURCE CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
                                                              --------       --------       --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.01           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   2.21%          0.82%          1.12%       1.91%       5.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $301,176       $337,798       $624,053    $449,511    $369,204
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%          0.27%       0.26%       0.26%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.40%(b)       0.39%          0.39%       0.35%       0.30%
============================================================================================================================
Ratio of net investment income to average net assets              2.17%(b)       0.79%          1.11%       1.86%       4.96%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $340,812,362.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT HTTP://WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS
                                                              DECEMBER 20, 2005

Sweep Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Investments in the Fund                              6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Frequent Purchases and Redemptions of Fund
  Shares                                           A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%
2002...................................................................   1.72%
2003...................................................................   1.08%
2004...................................................................   1.22%


    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.

    Institutional Class shares' year-to-date total return as of September 30, 2005 was 2.08%.

    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.23% (quarters ended March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------
(for the periods ended                                 INCEPTION
December 31, 2004)       1 YEAR   5 YEARS   10 YEARS     DATE
------------------------------------------------------------------
Institutional Class      1.22%     2.85%     4.15%      04/12/84
------------------------------------------------------------------


Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                        0.15%

Distribution and/or
Service (12b-1) Fees                                                                   0.25

Other Expenses(2)                                                                      0.05

Total Annual Fund
Operating Expenses                                                                     0.45

Fee Waiver(3)                                                                          0.08

Net Annual Fund Operating Expenses                                                     0.37
---------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. As of the date of this prospectus, the Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Sweep Class                                $38      $136      $244       $559
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.63%           9.47%       14.54%       19.85%       25.40%
End of Year Balance           $10,463.00      $10,947.44   $11,454.30   $11,984.64   $12,539.53
Estimated Annual Expenses     $    37.86      $    39.61   $    41.44   $    43.36   $    45.37
-----------------------------------------------------------------------------------------------

SWEEP CLASS-- ANNUAL
EXPENSE RATIO 0.37%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.20%       37.28%       43.63%       50.60%       57.90%
End of Year Balance           $13,120.11   $13,727.57   $14,363.15   $15,028.17   $15,723.97
Estimated Annual Expenses     $    47.47   $    49.67   $    51.97   $    54.37   $    56.89
-----------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                        APPROXIMATE DATE OF
                INFORMATION AVAILABLE                    POSTING TO WEBSITE          INFORMATION REMAINS AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
Weighted average maturity information; thirty-day,     Next business day         Until posting of the following business day's
seven-day and one-day yield information; daily                                   information
dividend factor and total net assets

Complete portfolio holdings as of month end and        1 day after month end     Until posting of the fiscal quarter holdings for
information derived from holdings                                                the months included in the fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------


    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; and
(v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2005, the advisor received compensation of 0.07% of average daily net assets.

    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.

    A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund.

    Investors in the Sweep Class have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares of net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by another independent registered public accounting firm.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
                                                         ----------       ----------       ----------    ----------    ----------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.37%            0.98%            1.28%         2.07%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,101,143       $2,564,540       $4,367,382    $4,245,044    $3,782,581
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%            0.11%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.20%(b)         0.19%            0.19%         0.15%         0.10%
=================================================================================================================================
Ratio of net investment income to average net assets           2.33%(b)         0.95%            1.27%         2.02%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,286,284,031.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. The transfer agent must secure your purchase order normally before 3:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time. Purchase orders placed between 3:00 p.m. and 3:30 p.m. Eastern Time may only be transmitted by telephone. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time on a business day in order to effect the
                                       redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time on a business day in order to effect the redemption at that day's closing price. Redemption
                                       orders for shares placed between 5:00 and 5:30 p.m. Eastern
                                       Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.
REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.

    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

    The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

    During the thirty-minute period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

- The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

- The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:          (800) 659-1005
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-02729
----------------------------------------

AIMinvestments.com     TRE-PRO-8
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TREASURY
   PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
 WITH THE PROSPECTUSES FOR THE CLASSES OF THE TREASURY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE TREASURY PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------

       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2005,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

              CLASS                                      DATED
              -----                                      -----
      Cash Management Class                        December 20, 2005
         Corporate Class                           December 20, 2005
       Institutional Class                         December 20, 2005
    Personal Investment Class                      December 20, 2005
     Private Investment Class                      December 20, 2005
          Reserve Class                            December 20, 2005
          Resource Class                           December 20, 2005
           Sweep Class                             December 20, 2005

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION ABOUT THE TRUST.........................       1
     Portfolio History......................................       1
     Shares of Beneficial Interest..........................       1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................       2
     Classification.........................................       2
     Investment Strategies and Risks........................       2
          Debt Investments..................................       5
          Other Investments.................................       5
          Investment Techniques.............................       5
          Additional Securities or Investment Techniques....       7
     Portfolio Policies.....................................       8
     Temporary Defensive Position...........................       9
     Policies and Procedures for Disclosure of Portfolio
      Holdings..............................................       9
MANAGEMENT OF THE TRUST.....................................      12
     Board of Trustees......................................      12
     Management Information.................................      12
          Trustee Ownership of Portfolio Shares.............      14
     Compensation...........................................      14
          Retirement Plan for Trustees......................      15
          Deferred Compensation Agreements..................      15
     Codes of Ethics........................................      15
     Proxy Voting Policies..................................      15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........      16
INVESTMENT ADVISORY AND OTHER SERVICES......................      16
     Investment Advisor.....................................      16
     Marketing Support and Administrative Support
      Payments..............................................      17
     Service Agreements.....................................      17
     Other Service Providers................................      18
BROKERAGE ALLOCATION AND OTHER PRACTICES....................      18
     Brokerage Transactions.................................      18
     Commissions............................................      19
     Broker Selection.......................................      19
     Regular Brokers........................................      21
     Allocation of Portfolio Transactions...................      21
PURCHASE, REDEMPTION AND PRICING OF SHARES..................      22
     Purchase and Redemption of Shares......................      22
     Offering Price.........................................      22
          Calculation of Net Asset Value....................      22
     Redemption in Kind.....................................      23
     Backup Withholding.....................................      23
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................      23
     Dividends and Distributions............................      23
     Tax Matters............................................      24

                                                                PAGE
                                                              --------
DISTRIBUTION OF SECURITIES..................................      28
     Distribution Plan......................................      28
     Distributor............................................      29
BANKING REGULATIONS.........................................      30
CALCULATION OF PERFORMANCE DATA.............................      30
PENDING LITIGATION..........................................      33

APPENDICES:
RATINGS OF DEBT SECURITIES..................................     A-1
EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC
  PORTFOLIO HOLDINGS ON AN ONGOING BASIS....................     B-1
TRUSTEES AND OFFICERS.......................................     C-1
TRUSTEE COMPENSATION TABLE..................................     D-1
PROXY VOTING POLICIES.......................................     E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........     F-1
MANAGEMENT FEES.............................................     G-1
ADMINISTRATIVE SERVICES FEES................................     H-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.......     I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................     J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................     K-1
PERFORMANCE DATA............................................     L-1
PENDING LITIGATION..........................................     M-1
FINANCIAL STATEMENTS........................................      FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Treasury Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio consists of one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class of a portfolio are entitled to share pro rata in the assets belonging to such portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations..

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in an action by or in the right of the Trust. The Trust's Bylaws provides for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing funds comprising The AIM Family of Funds--Registered Trademark-- including the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. The table has been marked to indicate those securities in which the Portfolio may invest and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not choose to use all of these investment techniques at any one time. The Portfolio's transactions in a particular security or use of a particular investment technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 U.S. Treasury Obligations                                                                       X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------
                               ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Investments in Entities with
 Relationships with the
 Portfolio/Advisor                                                                               X
-------------------------------------------------------------------------------------------------------------

Debt Investments

     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations consist of Treasury bills, notes and bonds issued directly by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

          (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

                                   APPROXIMATE DATE OF
     INFORMATION AVAILABLE         POSTING TO WEBSITE     INFORMATION REMAINS AVAILABLE ON WEBSITE
     ---------------------         -------------------    ----------------------------------------
Weighted average maturity         Next business day       Until posting of the following business
information; thirty-day,                                  day's information
seven-day and one-day yield
information; daily dividend
factor and total net assets

Complete portfolio holdings as    1 day after month end   Until posting of the fiscal quarter
of month end and information                              holdings for the months included in the
derived from holdings                                     fiscal quarter

Complete portfolio holdings as    60-70 days after        For one year
of fiscal quarter end             fiscal quarter end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     - Attorneys and accountants;

     - Securities lending agents;

     - Lenders to the AIM Funds;

     - Rating and rankings agencies;

---------------

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

     - Persons assisting in the voting of proxies;

     - AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     - Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.

     The members of the Audit Committee are James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Portfolio; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Portfolio by its independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2005, the Audit Committee held seven meetings.

     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's ICCC; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2005, the Compliance Committee met six times.

     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2005, the Governance Committee held seven meetings.

     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Carl Frischling, Robert
H. Graham, Lewis, Pennock, Soll, Stickel, and Mark H. Williamson, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolio, (iii) and to recommend what action full Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2005, the Investments Committee held eight meetings.

     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

     The members of the Valuation Committee are Messrs. Bunch, Williamson (Chair), Pennock (Vice Chair) and Soll, and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2005, the Valuation Committee held two meetings.

     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden (Vice Chair), Dunn, and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2005, the Special Committee Relating to Market Timing issues held two meetings.

Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is set forth in Appendix D.

Retirement Plan for Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

     Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

     AIM, the Trust, and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.

     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

     Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

       FUND NAME              NET ASSETS              ANNUAL RATE
       ---------              ----------              -----------
Treasury Portfolio            All Assets                 0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

     AIM has contractually agreed through August 31, 2006, to waive advisory fees and/or reimburse to limit total annual fund operating expenses (excluding
(i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

     Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust, on behalf of the Portfolios, will pay AIS an asset based fee plus certain out-of-pocket expenses.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM
LINK--Registered Trademark-- Remote, may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.

     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and, where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolio for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

     AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity

        AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

        This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     - proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services -- comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis -- industry specific fundamental investment research.

     - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools -- other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolios' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for its clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2005 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous AIM Funds other accounts. Some of these accounts or investment companies may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of security is consistent with the investment policies of more than one portfolio or by the Portfolio and one or more other accounts or investment companies, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AIS in writing. AIS may request additional documentation.

     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

     The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however backup withholding does not apply to exempt interest dividends or to redemptions by the portfolio.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to the Portfolio, less (b) expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses allocated based upon such class' pro rata of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively in the securities of certain publicly traded partnerships.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S. - source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, short-term capital gain dividends, interest-related dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 10, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Corporate Class                                0.03%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan permits the Portfolio to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolio to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolio will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     FMC has contractually agreed through August 31, 2006, to waive 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of Treasury Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the

Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Portfolio.

     Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31,2005 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31,2005.

     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with that of other portfolios and with other potential investments, investors should note that the methods of computing performance used by other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio's portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     and where V(1) - V(0) excludes any capital changes and income other than investment income.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (   (V(1) - V(0)) + 1)(365/7) -1
                     --------
                       V(0)
Where  EY   =    effective annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated period.

     The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

     The annualized and effective yields for each class of the Portfolio are found in Appendix K.

  Performance Information

     Further information regarding the Portfolio's performance is contained in the Portfolio's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                                      Bloomberg
                              Fact Set Research Systems
                                Ibbotson Association
                                   Lehman Brothers
                                    Lipper, Inc.

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90-180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

Regulatory Action Alleging Market Timing

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Portfolio. Your Portfolio has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Portfolio's investment advisor. There is no assurance that such exemptive relief will be granted.

     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mention above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-1.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1.

Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix M-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

     A shareholder derivative suit has been filed against IFG and ADI alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit alleges a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. This lawsuit has been filed in Federal court and seeks such remedies as damages; injunctive relief; and attorneys' and experts' fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005 and is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2005 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF OCTOBER 7, 2005)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Ballard Spahr Andrews & Ingersoll, LLP         Legal Counsel
Foley & Lardner LLP                            Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP           Legal Counsel
PricewaterhouseCoopers LLP                     Independent Registered Public Accounting Firm
Brown Brothers Harriman & Co.                  Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.                   Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                           Securities Lender (for certain AIM Funds)
Fitch, Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
iMoneyNet                                      Ranking Agency (for certain AIM Funds)
Lipper Inc.                                    Rating & Ranking Agency (for certain AIM
                                               Funds)
Moody's Investors Service                      Rating & Ranking Agency (for certain AIM
                                               Funds)
Institutional Shareholder Services, Inc.       Proxy Voting Service
State Street Bank and Trust Company            Custodian (for certain AIM Funds), Software
                                               Provider, Securities Lender (for certain AIM
                                               Funds), Line of Credit Provider (for certain
                                               AIM Funds)
The Bank of New York                           Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                      Line of Credit Provider (for certain AIM
                                               Funds)
Citigroup Global Markets Inc.                  Line of Credit Provider (for certain AIM
                                               Funds)
JPMorgan Chase Bank                            Line of Credit Provider (for certain AIM
                                               Funds)
AIM Investment Services, Inc.                  Transfer Agent
Bloomberg                                      System Provider (for certain AIM Funds)
Reuters America Inc.                           Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                      Software Provider
Thomson Financial, Inc.                        Software Provider
Xcitek Solutions Plus                          Software Provider
Bowne & Co., Inc.                              Financial Printer
CENVEO                                         Financial Printer
Classic Printers Inc.                          Financial Printer
Color Dynamics                                 Financial Printer
Earth Color Houston                            Financial Printer
EMCO Press                                     Financial Printer
Grover Printing                                Financial Printer
Gulfstream Graphics Corp.                      Financial Printer
Signature                                      Financial Printer
Southwest Precision Printers, Inc.             Financial Printer
ABN Amro Financial Services, Inc.              Broker (for certain AIM Funds)
BB&T Capital Markets                           Broker (for certain AIM Funds)
Belle Haven Investments L.P.                   Broker (for certain AIM Funds)
BOSC, Inc.                                     Broker (for certain AIM Funds)
Cabrera Capital Markets                        Broker (for certain AIM Funds)
Coastal Securities, LP                         Broker (for certain AIM Funds)
Duncan-Williams, Inc.                          Broker (for certain AIM Funds)
Fidelity Investments                           Broker (for certain AIM Funds)
First Albany Capital                           Broker (for certain AIM Funds)
First Tryon Securities                         Broker (for certain AIM Funds)
Anglemyer & Co.                                Analyst (for certain AIM Funds)
Empirical Research Partners                    Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                 Analyst (for certain AIM Funds)
Global Trend Alert                             Analyst (for certain AIM Funds)
J.P. Morgan Chase                              Analyst (for certain AIM Funds)

SERVICE PROVIDER                                            DISCLOSURE CATEGORY
----------------                                            -------------------
Kevin Dann & Partners                          Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC         Analyst (for certain AIM Funds)
Noah Financial, LLC                            Analyst (for certain AIM Funds)
Piper Jaffray                                  Analyst (for certain AIM Funds)
RBC Capital Markets                            Analyst (for certain AIM Funds)

                                   APPENDIX C

                             TRUSTEES AND OFFICERS
                            AS OF NOVEMBER 30, 2005

     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee, Vice Chair,                            Group Inc. (financial services holding
  President and Principal                         company); Director and Vice Chairman,
  Executive Officer                               AMVESCAP PLC and Chairman, AMVESCAP
                                                  PCL -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer); Director and Chairman, AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), Fund Management Company
                                                  (registered broker dealer) and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division (parent of AIM
                                                  and a global investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; and Chairman, A I M Advisors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company (2
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    None
  Trustee                                         business corporations, including the Boss
                                                  Group, Ltd. (private investment and
                                                  management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment company
                                                  (3 portfolios)); Annuity and Life Re
                                                  (Holdings), Ltd. (insurance company);
                                                  CompuDyne Corporation (provider of products
                                                  and services to the public security market)
                                                  and Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo and director of various affiliated
                                                  Volvo Group companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company) and Owner, Dos Angelos Ranch, L.P.   Global
                                                                                                Education Fund
                                                  Formerly: Chief Executive Officer, Texana     (non-profit)
                                                  Timber LP (sustainable forestry company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RAYMOND STICKEL, JR. -- 1944        2005        Retired                                       None
  Trustee
                                                  Formerly: Partner, Deloitte & Touche
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY -- 1959            2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  and Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc.;
                                                  Vice President, A I M Distributors, Inc.,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds and Chief Compliance
                                                  Officer, A I M Distributors, Inc.
 --------------------------------------------------------------------------------------------------------------
  RUSSELL C. BURK -- 1958             2005        Formerly: Director of Compliance and          N/A
  Senior Vice President and                       Assistant General Counsel, ICON Advisers,
  Senior Officer                                  Inc.; Financial Consultant, Merrill Lynch;
                                                  General Counsel and Director of Compliance,
                                                  ALPS Mutual Funds, Inc.
 --------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.
                                                  and AIM Investment Services, Inc. and Fund
                                                  Management Company; and Senior Vice
                                                  President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.; and
                                                  Director and General Counsel, Fund
                                                  Management Company
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President, Treasurer and                   Advisors, Inc.
  Principal Financial Officer
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  J. PHILIP FERGUSON -- 1945          2005        Senior Vice President and Chief Investment    N/A
  Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                  Chairman, Chief Executive Officer,
                                                  President and Chief Investment Officer,
                                                  A I M Capital Management, Inc; Executive
                                                  Vice President, A I M Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                 $10,001-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                 Over $100,000(4)
------------------------------------------------------------------------------------------------------------------------------
     Raymond Stickel, Jr.(3)
                                                  -0-                                       -0-
------------------------------------------------------------------------------------------------------------------------------

---------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

(4) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                        AGGREGATE        RETIREMENT        ESTIMATED
                                       COMPENSATION       BENEFITS          ANNUAL              TOTAL
                                         FROM THE        ACCRUED BY      BENEFITS UPON    COMPENSATION FROM
               TRUSTEE                 TRUST(1)(2)    ALL AIM FUNDS(3)   RETIREMENT(4)   ALL AIM FUNDS(5)(6)
  Bob R. Baker                           $36,221          $198,871         $144,786           $189,750
  Frank S. Bayley                         38,557           175,241          112,500            193,500
  James T. Bunch                          33,885           143,455          112,500            186,000
  Bruce L. Crockett                       57,246            75,638          112,500            223,500
  Albert R. Dowden                        38,557            93,210          112,500            192,500
  Edward K. Dunn, Jr.                     38,557           133,390          112,500            193,500
  Jack M. Fields                          33,722            48,070          112,500            186,000
  Carl Frischling(7)                      33,885            62,040          112,500            185,000
  Gerald J. Lewis                         33,885           143,455          112,500            186,000
  Prema Mathai-Davis                      36,221            55,768          112,500            189,750
  Lewis F. Pennock                        33,885            80,777          112,500            186,000
  Ruth H. Quigley                         36,221           154,767          112,500            189,750
  Louis S. Sklar(8)                       12,714           115,160          101,250            186,000
  Larry Soll                              33,885           184,356          130,823            186,000
  Raymond Stickel, Jr.(9)                    N/A               N/A                0                N/A

---------------

(1) Amounts shown are based on the fiscal year ended August 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2005, including earnings, was $105,604.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended August 31, 2005.

(3) During the fiscal year ended August 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $755,437.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5) All current trustees serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Portfolio expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended August 31, 2005, the Trust paid $148,301 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

(8) Mr. Sklar retired effective December 31, 2004.

(9) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED OCTOBER 1, 2005)

A.  Proxy Policies

    Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. Boards Of Directors

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       - Attend less than 75 percent of the board and committee meetings without a valid excuse;

       - It is not clear that the director will be able to fulfill his function;

       - Implement or renew a dead-hand or modified dead-hand poison pill;

       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       - Long-term financial performance of the target company relative to its industry;

       - Management's track record;

       - Portfolio manager's assessment;

       - Qualifications of director nominees (both slates);

       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       - Background to the proxy contest.

    II.Independent Registered Public Accounting Firm

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

    III.
       Compensation Programs

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

    IV.Corporate Matters

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       - We will generally vote for proposals to lower barriers to shareholder action.

       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  Proxy Committee Procedures

    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Portfolio's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Portfolio's Board of Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.  Business/Disaster Recovery

    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.  Restrictions Affecting Voting

    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.  Conflicts of Interest

    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

    If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Portfolio's Board of Trustees in the next quarterly report.

    If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.  Fund of Funds

    When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.  Conflict In These Policies

    If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Portfolio's Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     As of the date of this Statement of Additional Information, Corporate Class shares of Government TaxAdvantage Portfolio and Sweep Class shares of Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio have not yet commenced operations.

     All information listed below is as of December 12, 2005.

CASH ASSETS PORTFOLIO*

                                                               INSTITUTIONAL
                                                                   CLASS
----------------------------------------------------------------------------
                                                                PERCENTAGE
                    NAME AND ADDRESS OF                          OWNED OF
                      PRINCIPAL HOLDER                            RECORD
----------------------------------------------------------------------------
A I M Advisors, Inc.(1) ....................................        100%(2)
  11 Greenway Plaza, Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------

---------------

(1) Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

 * Cash Assets Portfolio had not commenced operations as of December 12, 2005.

GOVERNMENT & AGENCY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           --           9.64%           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --           --             --            --           --           --         5.89%
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
APS Financial...........     6.26%          --             --            --           --           --           --
  Attn: Amy Webster
  2550 Gray Falls Dr.,
  Ste. 350
  Houston, TX 77077
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        33.51%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        13.43%          --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --            --           --           --         9.96%
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --           --             --         25.36%          --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
Butler Wick & Co Inc....       --           --           5.38%           --           --           --           --
  700 City Centre One
  Bldg
  Youngstown, OH 44503
---------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --           --             --            --           --           --         7.54%
  c/o Huntington Trust
  Co
  7 Easton Oval
  Columbus, OH
  43219-6010
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --           --             --            --           --        12.68%          --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --            --           --           --         9.62%
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Southwest Asset
  Management, Inc.......       --        71.89%            --            --           --           --           --
  Attn: Scott McIntyre
  1700 Pacific Avenue,
  Suite 1300
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     7.59%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         58.04%        7.40%          --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    13.42%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --           --             --            --           --           --        13.90%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............     7.70%          --             --            --           --           --         7.26%
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Mayor & City Council of
  Baltimore.............     5.01%          --             --            --           --           --           --
  Abel Wolman Municipal
  Bldg
  200 Holiday Street, Fl
  1, Rm 7
  Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --           --           8.03%           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................    10.03%          --             --            --           --           --           --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
---------------------------------------------------------------------------------------------------------------------
Pershing LLC............       --           --             --            --           --        79.29%          --
  Attn: Daniel Quinn
  1 Pershing Plaza
  Jersey City, NJ 07399
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.85%          --             --            --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           --          20.70%           --           --           --           --
  Institutional Custody
  and
  Securities Services
  4400 Post Oak Parkway,
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --           --        23.19%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --           --             --         14.41%          --           --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Sterling Bank...........       --           --           5.56%           --           --           --           --
  Attn: Kay King
  10260 Westheimer,
  Suite 740
  Houston, TX 77042
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        21.58%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA.....       --           --             --            --        10.22%          --           --
  Attn: Cash Sweep Dept.
  733 Marquette Ave
  Minneapolis, MN 55479
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............       --           --             --            --         7.01%          --           --
  11 North Market Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           --           6.59%           --           --            --          --
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --        24.68%           --          --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --           --             --         95.85%          --            --          --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    10.68%          --             --            --           --            --          --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --           --          15.68%           --        40.53%           --          --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        23.42%           --          --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    88.98%          --          41.35%           --           --            --       40.46%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --       49.20%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --           --             --            --           --            --        6.34%
  Attn: Karen Howard
  Centre
  Square -- Concourse
  Philadelphia, PA 19102
---------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --           --           5.80%           --           --            --          --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --           --             --            --         6.13%           --          --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           --           7.81%           --           --            --          --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           --           5.85%           --           --            --          --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --           --         6.86%             --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --           --         7.98%             --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement
  Inc...................        --           --            --         29.62%           --           --           --
  PO Box 105779
  Atlanta, GA 30348-5779
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    16.01%           --            --             --       22.68%           --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........        --           --            --             --       29.15%           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............        --           --            --         15.75%           --           --        5.47%
  PO Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............        --           --            --             --        9.79%           --           --
  Attn: Commissions
  10700 Wheat First
  Drive
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...        --        5.44%            --             --           --           --           --
  PO Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --           --            --         17.50%           --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --           --            --             --           --           --       28.23%
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr.
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    11.03%           --            --             --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    22.02%           --        11.63%             --           --           --       16.02%
  Attn: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray & Co. ....        --        8.87%            --             --           --           --           --
  800 Nicollett Mall
  Minneapolis, MN 55402
---------------------------------------------------------------------------------------------------------------------
Road Runner & Co. ......        --           --         7.87%             --           --           --           --
  Cash Sweep Support
  Group
  Josiah Quincy Building
  5N
  200 Newport Avenue
  N. Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --           --            --             --           --           --       12.70%
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........        --       47.91%            --             --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --           --            --         19.42%           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --           --            --             --           --       91.68%           --
  Attn: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Var & Co. ..............        --       37.78%            --             --           --           --           --
  Attn: Mutual Funds
  P.O. Box 64010
  St. Paul, MN 55164
---------------------------------------------------------------------------------------------------------------------
Wedbush (NSCC)..........        --           --            --          7.07%           --           --           --
  1000 Wilshire Blvd.
  9th Fl
  P.O. Box 30014
  Terminal Annex
  Los Angeles, CA
  90030-0014
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............        --           --            --             --        7.24%           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............        --           --            --          5.04%           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           --          18.25%           --           --           --           --
  Attn: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           --          21.26%           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    21.72%          --             --            --        24.77%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --           --             --            --           --        88.58%          --
  Attn: Sheryl Covelli
  440 Mamoroneck,
  5th Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma,
  N.A. .................       --           --             --            --         7.28%          --           --
  Institutional
  Investments
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --           --             --         76.79%       24.84%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First Union Clearing LLC
  c/o Wachovia
  Securities............    10.48%          --             --            --        16.16%          --         8.85%
  Attn: Commissions
  10700 Wheat First Dr.
  Glen Allen, VA 23060
---------------------------------------------------------------------------------------------------------------------
Frost Capital Markets...       --        14.36%            --            --           --           --           --
  P.O. Box 1600
  San Antonio, TX 78296
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    10.93%          --           8.68%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................    11.85%          --             --            --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa Street
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --           --             --         19.07%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --           --             --            --           --           --        13.21%
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............     5.49%          --             --            --           --           --           --
  240 Water Street
  Henderson, NV 89015
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --           --             --            --        10.48%          --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Raymond James and
  Associates for
  Heritage Asset........       --           --             --            --           --           --        16.21%
  P.O. Box 33022
  St. Petersburg, FL
  33733
---------------------------------------------------------------------------------------------------------------------
Scott & Stringfellow,
  Inc. Sub-Accts........       --           --             --            --           --           --        12.64%
  909 E. Main Street
  Richmond, VA 23219
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        84.47%            --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...    16.69%          --             --            --           --           --        10.65%
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --           --             --            --           --           --        22.17%
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.62%           --            --            --        28.73%          --           --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --            --            --            --           --        60.28%          --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    12.93%                         --            --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --            --            --         64.88%       11.58%          --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --            --         24.32%           --           --           --           --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --            --            --         23.09%          --           --           --
  Attn: Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --            --            --            --           --           --        39.44%
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------
M & T Sec. Shell
  Account...............       --            --            --            --           --        31.30%          --
  Appletree Business
  Park
  2875 Union Road
  Suite 30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Robert W. Baird
  (NSCC)................       --            --            --            --           --           --        11.52%
  PO Box 672
  777 E Wisconsin Ave
  Milwaukee, WI
  53202-5300
---------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --            --         15.82%           --           --           --           --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------

                             CASH                                    PERSONAL     PRIVATE
                          MANAGEMENT   CORPORATE    INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS        CLASS          CLASS         CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF     OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD       RECORD        RECORD         RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --            --          7.45%           --           --           --           --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --            --            --            --           --           --         8.61%
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
SunGuard Inc. ..........       --        100.00%           --            --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --            --            --            --           --         7.18%          --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --            --            --            --           --           --        30.06%
  Attn: Money Funds
  8739 Research Dr. NC
  0675
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Weststar Bank Trust
  Dept. ................       --            --          5.87%           --           --           --           --
  Attn: Trust Operations
  P.O. Box 1156
  Bartlesville, OK
  74005-1156
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --            --            --            --        35.31%          --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 12, 2005 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                  MANAGEMENT FEE WAIVERS
                       --------------------------------------   ------------------------------------
   PORTFOLIO NAME         2005         2004          2003          2005         2004         2003
   --------------      ----------   -----------   -----------   ----------   ----------   ----------
Treasury Portfolio...  $7,851,345   $10,684,630   $12,045,324   $4,291,403   $5,089,401   $6,394,700

                             NET MANAGEMENT FEE PAID
                       ------------------------------------
   PORTFOLIO NAME         2005         2004         2003
   --------------      ----------   ----------   ----------
Treasury Portfolio...  $3,559,942   $5,595,229   $5,650,624

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

                     PORTFOLIO NAME                         2005       2004       2003
                     --------------                       --------   --------   --------
Treasury Portfolio......................................  $657,877   $713,693   $710,824

                                   APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2005, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2005, are as follows:

CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $1,161,451
Corporate Class..........................................   $       23
Personal Investment Class................................   $1,553,325
Private Investment Class.................................   $2,384,162
Reserve Class............................................   $  679,470
Resource Class...........................................   $  545,300
Sweep Class*.............................................          N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year or period ended August 31, 2005, are as follows:

                                                              UNDERWRITERS     DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $  1,417      $1,160,034
Corporate Class.............................................           0              23
Personal Investment Class...................................     323,531       1,229,794
Private Investment Class....................................     122,002       2,262,160
Reserve Class...............................................      65,714         613,756
Resource Class..............................................         549         544,751
Sweep Class*................................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA

     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2005, are as follows:

                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2005
-------------                                         -------------------
Cash Management Class...............................         3.23%
Corporate Class.....................................         3.28%
Institutional Class.................................         3.31%
Personal Investment Class...........................         2.76%
Private Investment Class............................         3.01%
Reserve Class.......................................         2.44%
Resource Class......................................         3.15%
Sweep Class*........................................           N/A

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2005
----------------                                    ----------------------
Cash Management Class.............................          3.31%
Corporate Class...................................          3.36%
Institutional Class...............................          3.39%
Personal Investment Class.........................          2.84%
Private Investment Class..........................          3.09%
Reserve Class.....................................          2.52%
Resource Class....................................          3.23%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2005
---------------                                     ----------------------
Cash Management Class.............................          3.36%
Corporate Class...................................          3.41%
Institutional Class...............................          3.44%
Personal Investment Class.........................          2.88%
Private Investment Class..........................          3.14%
Reserve Class.....................................          2.55%
Resource Class....................................          3.28%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

     The tax equivalent current yield and tax equivalent effective yield for the Portfolio, with respect to each class, for the seven day period ended August 31, 2005, are as follows:

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT CURRENT YIELD                           AUGUST 31, 2005
----------------------------                        ----------------------
Cash Management Class.............................          5.09%
Corporate Class...................................          5.17%
Institutional Class...............................          5.22%
Personal Investment Class.........................          4.37%
Private Investment Class..........................          4.75%
Reserve Class.....................................          3.88%
Resource Class....................................          4.97%
Sweep Class*......................................            N/A

                                                    SEVEN-DAY PERIOD ENDED
TAX EQUIVALENT EFFECTIVE YIELD                         AUGUST 31, 2005
------------------------------                      ----------------------
Cash Management Class.............................          5.17%
Corporate Class...................................          5.25%
Institutional Class...............................          5.29%
Personal Investment Class.........................          4.43%
Private Investment Class..........................          4.83%
Reserve Class.....................................          3.92%
Resource Class....................................          5.05%
Sweep Class*......................................            N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class had not commenced operations.

                                  APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of December 14, 2005 (with the exception of the Sayegh lawsuit discussed below).

     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO

     DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS

     FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM,in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS

     TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

     INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)
     (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

     On November 3, 2005, the Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. The MDL Court heard oral arguments on defendants' motions to dismiss the Calderon lawsuit on September 21, 2005, and no decision has been made to date by the MDL Court.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.

     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3

    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4

       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     The following civil lawsuit, a shareholder derivative suit, involves IFG and ADI and alleges that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. This lawsuit either has been served or has had service of process waived as of December 14, 2005.

     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5

        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of December 14, 2005.

     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE

     GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid;

     an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY

     FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Treasury Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio (one of the funds constituting Short-Term Investments Trust, hereafter referred to as the "Fund") at August 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2004 and the financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
October 19, 2005
Houston, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
SHORT-TERM INVESTMENTS TRUST



We have audited the accompanying statement of changes in net assets of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Treasury Portfolio for the year then ended August 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 24, 2004

SCHEDULE OF INVESTMENTS

August 31, 2005

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-24.51%
U.S. TREASURY BILLS-22.36%(A)
2.95%                                          09/29/05   $100,000    $   99,770,167
------------------------------------------------------------------------------------
2.96%                                          10/13/05    100,000        99,654,083
------------------------------------------------------------------------------------
3.06%                                          11/17/05    100,000        99,346,356
------------------------------------------------------------------------------------
3.07%                                          11/17/05    200,000       198,686,722
------------------------------------------------------------------------------------
3.06%                                          11/25/05    100,000        99,277,501
------------------------------------------------------------------------------------
3.09%                                          11/25/05     75,000        74,453,697
------------------------------------------------------------------------------------
3.08%                                          12/15/05     75,000        74,326,250
------------------------------------------------------------------------------------
3.09%                                          12/15/05    100,000        99,099,625
------------------------------------------------------------------------------------
3.12%                                          12/15/05    100,000        99,090,000
------------------------------------------------------------------------------------
3.16%                                          12/22/05    150,000       148,523,000
------------------------------------------------------------------------------------
3.66%                                          02/09/06    100,000        98,362,272
------------------------------------------------------------------------------------
3.68%                                          02/16/06    100,000        98,283,134
====================================================================================
                                                                       1,288,872,807
====================================================================================
U.S. TREASURY NOTES-2.15%
2.75%                                          07/31/06    125,000       123,804,326
====================================================================================
    Total U.S. Treasury Securities (Cost
      $1,412,677,133)                                                  1,412,677,133
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,412,677,133)                                1,412,677,133
====================================================================================
REPURCHASE AGREEMENTS-75.73%
ABN AMRO Bank N.V.
  3.54%(b)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)
  3.55%(c)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.
  3.53%(d)                                     09/01/05    500,000       500,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  3.55%(e)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
CIBC World Markets Corp.
  3.55%(f)                                     09/01/05    100,000       100,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.52%(g)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC
  3.55%(h)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  3.55%(i)                                          --     500,000       500,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  3.55%(j)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  3.52%(k)                                     09/01/05     14,889        14,889,036
------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  3.55%(l)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.55%(m)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
Societe Generale
  3.53%(n)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

State Street Bank & Trust
  3.50%(o)                                     09/01/05   $250,000    $  250,000,000
------------------------------------------------------------------------------------
UBS Securities LLC
  3.55%(p)                                     09/01/05    250,000       250,000,000
------------------------------------------------------------------------------------
  3.47%(q)                                     09/20/05    500,000       500,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,364,889,036)                                                  4,364,889,036
====================================================================================
TOTAL INVESTMENTS-100.24% (Cost
  $5,777,566,169)(r)                                                   5,777,566,169
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                                    (13,785,455)
====================================================================================
NET ASSETS-100.00%                                                    $5,763,780,714
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,583. Collateralized by $244,582,000 U.S. Treasury obligations, 0% to 2.00% due 09/22/05 to 07/15/14 with an aggregate market value at 8/31/05 of $255,000,516.
(c) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $239,837,000 U.S. Treasury obligations, 2.00% to 7.25% due 05/15/06 to 08/15/28 with an aggregate market value at 8/31/05 of $255,000,941.
(d) Repurchase agreement entered into 08/31/05 with a maturing value of $500,049,028. Collateralized by $469,217,000 U.S. Treasury obligations, 1.63% to 3.38% due 01/15/12 to 01/15/15 with an aggregate market value at 8/31/05 of $510,000,996.
(e) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $248,438,000 U.S. Treasury obligations, 1.88% to 3.50% due 08/15/09 to 07/15/13 with an aggregate market value at 8/31/05 of $255,000,212.
(f) Repurchase agreement entered into 08/31/05 with a maturing value of $100,009,861. Collateralized by $73,107,000 U.S. Treasury obligations, 2.50% to 8.00% due 02/15/06 to 11/15/21 with an aggregate market value at 8/31/05 of $102,030,704.
(g) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,444. Collateralized by $239,504,000 U.S. Treasury obligations, 0% to 13.25% due 12/08/05 to 02/15/16 with an aggregate market value at 8/31/05 of $255,000,687.
(h) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $228,940,000 U.S. Treasury obligations, 1.88% to 5.38% due 03/31/07 to 02/15/31 with an aggregate market value at 8/31/05 of $255,003,886.
(i) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $464,724,000 U.S. Treasury obligations, 0% to 8.00% due 02/23/06 to 11/15/21 with an aggregate market value at 08/31/05 of $510,000,474.
(j) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by a $251,300,000 U.S. Treasury obligation, 4.25% due 08/15/15 with a market value at 8/31/05 of $255,003,619.
(k) Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,048,889. Collateralized by $877,617,548 U.S. Treasury obligations, 0% due 08/15/06 to 08/15/29 with an aggregate market value at 8/31/05 of $510,002,159. The amount to be received upon repurchase by the Fund is $14,890,492.
(l) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $487,766,750 U.S. Treasury obligations, 0% due 08/15/17 to 02/15/25 with an aggregate market value at 8/31/05 of $255,002,234.
(m) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $240,486,000 U.S. Treasury obligations, 1.63% to 2.00% due 07/15/14 to 01/15/15 with an aggregate market value at 8/31/05 of $255,000,556.
(n) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,514. Collateralized by $256,908,000 U.S. Treasury obligations, 0% to 2.75% due 11/17/05 to 06/30/06 with an aggregate market value at 8/31/05 of $255,072,363.
(o) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,306. Collateralized by $254,718,000 U.S. Treasury obligations, 3.38% to 3.75% due 02/28/07 to 03/31/07 with an aggregate market value at 8/31/05 of $253,899,007.
(p) Repurchase agreement entered into 08/31/05 with a maturing value of $250,024,653. Collateralized by $284,990,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/14 with an aggregate market value at 8/31/05 of $255,000,232.
(q) Term repurchase agreement entered into 8/31/05. The Fund may terminate the agreement upon demand. Collateralized by $409,337,000 U.S. Treasury obligations, 3.63% to 3.88% due 05/15/09 to 04/15/28 with an aggregate market value at 08/31/05 of $510,004,494.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2005

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,412,677,133)  $1,412,677,133
------------------------------------------------------------
Repurchase agreements (cost $4,364,889,036)    4,364,889,036
============================================================
    Total investments (cost $5,777,566,169)    5,777,566,169
============================================================
Interest receivable                                1,448,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               252,495
------------------------------------------------------------
Other assets                                         192,047
============================================================
    Total assets                               5,779,459,691
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       14,232,060
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 640,242
------------------------------------------------------------
Accrued distribution fees                            585,962
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,599
------------------------------------------------------------
Accrued transfer agent fees                           92,120
------------------------------------------------------------
Accrued operating expenses                           118,994
============================================================
    Total liabilities                             15,678,977
============================================================
Net assets applicable to shares outstanding   $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,763,472,996
------------------------------------------------------------
Undistributed net investment income                  307,718
============================================================
                                              $5,763,780,714
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,142,817
____________________________________________________________
============================================================
Private Investment Class                      $1,229,248,791
____________________________________________________________
============================================================
Personal Investment Class                     $  273,461,343
____________________________________________________________
============================================================
Cash Management Class                         $1,780,679,928
____________________________________________________________
============================================================
Reserve Class                                 $   77,202,083
____________________________________________________________
============================================================
Resource Class                                $  301,176,444
____________________________________________________________
============================================================
Corporate Class                               $      869,308
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,100,941,834
____________________________________________________________
============================================================
Private Investment Class                       1,229,288,772
____________________________________________________________
============================================================
Personal Investment Class                        273,437,877
____________________________________________________________
============================================================
Cash Management                                1,780,558,211
____________________________________________________________
============================================================
Reserve Class                                     77,191,194
____________________________________________________________
============================================================
Resource Class                                   301,175,356
____________________________________________________________
============================================================
Corporate Class                                      869,308
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2005

INVESTMENT INCOME:

Interest                                                      $128,395,199
--------------------------------------------------------------------------
Interest from affiliates                                             8,879
==========================================================================
    Total investment income                                    128,404,078
==========================================================================

EXPENSES:

Advisory fees                                                    7,851,345
--------------------------------------------------------------------------
Administrative services fees                                       657,877
--------------------------------------------------------------------------
Custodian fees                                                     237,321
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,973,603
--------------------------------------------------------------------------
  Personal Investment Class                                      2,118,170
--------------------------------------------------------------------------
  Cash Management Class                                          1,451,814
--------------------------------------------------------------------------
  Reserve Class                                                    781,000
--------------------------------------------------------------------------
  Resource Class                                                   681,625
--------------------------------------------------------------------------
  Corporate Class                                                       23
--------------------------------------------------------------------------
Transfer agent fees                                                861,567
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          208,011
--------------------------------------------------------------------------
Other                                                              764,255
==========================================================================
    Total expenses                                              19,586,611
==========================================================================
Less: Fees waived and expenses reimbursed                       (6,978,468)
==========================================================================
    Net expenses                                                12,608,143
==========================================================================
Net investment income                                          115,795,935
==========================================================================
Net realized gain from investment securities                        31,521
==========================================================================
  Net increase in net assets resulting from operations        $115,827,456
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2005 and 2004

                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  115,795,935    $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        31,521            320,827
===============================================================================================
    Net increase in net assets resulting from operations         115,827,456         60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (52,142,881)       (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (16,250,959)        (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (4,948,434)        (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (33,930,310)       (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,110,520)           (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,410,332)        (4,156,267)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                     (2,499)                --
===============================================================================================
    Total distributions from net investment income              (115,795,935)       (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                               (122,918)          (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (42,124)          (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (15,521)           (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (61,119)          (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (9,854)           (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                     (17,160)           (94,047)
===============================================================================================
    Total distributions from net realized gains                     (268,696)        (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (116,064,631)       (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (463,265,791)    (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       420,439,840       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (30,746,235)       (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          553,903,903     (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,763,604)       (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (36,607,043)      (286,188,291)
-----------------------------------------------------------------------------------------------
  Corporate Class                                                    869,308                 --
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          441,830,378     (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                        441,593,203     (3,474,355,092)
===============================================================================================

NET ASSETS:

  Beginning of year                                            5,322,187,511      8,796,542,603
===============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $544,893, respectively)                   $5,763,780,714    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2005, AIM reimbursed expenses of $4,291,403.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $4,561.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $662,178.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2005, AISI retained $771,067.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class, and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,384,162, $1,553,325, $1,161,451, $23, $679,470 and $545,300,
respectively, after FMC waived Plan fees of $1,589,441, $564,845, $290,363, $101,530, $136,325 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2005, the Fund paid legal fees of $24,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AVERAGE
                                                                                                        ADVANCES FOR
                                                                                                         NUMBER OF
                                     ADVANCES      INCREASES IN     DECREASES IN         ADVANCES           DAYS
                                    OUTSTANDING    ADVANCES TO      ADVANCES TO         OUTSTANDING      BORROWINGS      INTEREST
                                     08/31/04       AFFILIATES       AFFILIATES          08/31/05       OUTSTANDING       INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                   $   --       $ 5,994,000      $ (5,994,000)         $   --        $ 5,994,000       $1,599
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                       --        21,078,000       (21,078,000)             --         11,457,500        3,044
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                       --        25,139,000       (25,139,000)             --         12,713,200        4,236
=================================================================================================================================
                                      $   --       $52,211,000      $(52,211,000)         $   --        $30,164,700       $8,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                  2005           2004
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $116,064,631    $61,053,381
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      858,731
----------------------------------------------------------------------------
Temporary book/tax differences                                      (551,013)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,763,472,996
============================================================================
Total net assets                                              $5,763,780,714
____________________________________________________________________________
============================================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2005, undistributed net investment income was decreased by $237,175 and undistributed net realized gain (loss) was increased by $237,175. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2005(A)                                 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,567,629,166    $ 11,567,629,166     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               7,155,321,203       7,155,321,203      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,869,734,510       2,869,734,510      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,765,371,573      19,765,371,573     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            815,484,867         815,484,867        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,177,038,777       2,177,038,777      2,257,013,791       2,257,013,791
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,769,308           1,769,308                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,186,259          13,186,259          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,437,339           3,437,339          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  3,569,585           3,569,585            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      6,577,994           6,577,994          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                958,636             958,636             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,040,326           4,040,326          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,044,081,216)    (12,044,081,216)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (6,738,318,702)     (6,738,318,702)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,904,050,330)     (2,904,050,330)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (19,218,045,664)    (19,218,045,664)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (819,207,107)       (819,207,107)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,217,686,146)     (2,217,686,146)    (2,545,231,723)     (2,545,231,723)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                          (900,000)           (900,000)                --                  --
=================================================================================================================================
                                                           441,830,378    $    441,830,378     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Corporate Class shares commenced sales on August 1, 2005.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.29%            0.90%            1.20%         1.99%         5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,780,680       $1,226,797       $2,259,951    $2,223,385    $1,155,373
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.20%(b)         0.20%            0.19%         0.18%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.30%(b)         0.29%            0.29%         0.25%         0.20%
=================================================================================================================================
Ratio of net investment income to average net assets           2.25%(b)         0.87%            1.19%         1.94%         5.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,451,814,306.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CORPORATE CLASS
                                                                ---------------
                                                                AUGUST 1, 2005
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  AUGUST 31,
                                                                     2005
-------------------------------------------------------------------------------
Net asset value, beginning of period                                $  1.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.003
-------------------------------------------------------------------------------
  Net realized gains (losses) on securities                           0.000
===============================================================================
    Total from investment operations                                  0.003
===============================================================================
Less dividends from net investment income                            (0.003)
===============================================================================
Net asset value, end of period                                      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                                        0.28%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   869
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)
-------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.23%(b)
===============================================================================
Ratio of net investment income to average net assets                   2.30%(b)
_______________________________________________________________________________
===============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $898,340.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                         ------------------------------------------------------------------------
                                                            2005             2004             2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02             0.01             0.01          0.02          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                    0.00             0.00            (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                           0.02             0.01             0.01          0.02          0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.00)           (0.00)              --            --            --
=================================================================================================================================
    Total distributions                                       (0.02)           (0.01)           (0.01)        (0.02)        (0.05)
=================================================================================================================================
Net asset value, end of period                           $     1.00       $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.37%            0.98%            1.28%         2.07%         5.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,101,143       $2,564,540       $4,367,382    $4,245,044    $3,782,581
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%            0.11%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.20%(b)         0.19%            0.19%         0.15%         0.10%
=================================================================================================================================
Ratio of net investment income to average net assets           2.33%(b)         0.95%            1.27%         2.02%         5.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,286,284,031.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PERSONAL INVESTMENT CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.04           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.04           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.04)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   1.81%          0.42%          0.73%       1.56%       4.84%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $273,461       $304,225       $324,638    $356,606    $307,841
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%          0.65%       0.60%       0.60%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.95%(b)       0.94%          0.94%       0.90%       0.85%
============================================================================================================================
Ratio of net investment income to average net assets              1.78%(b)       0.40%          0.73%       1.52%       4.62%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $282,422,666.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   PRIVATE INVESTMENT CLASS
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------------
                                                                 2005            2004            2003         2002        2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.02           0.01             0.01        0.02        0.05
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         0.00           0.00            (0.00)       0.00        0.00
================================================================================================================================
    Total from investment operations                                0.02           0.01             0.01        0.02        0.05
================================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.00)         (0.00)              --          --          --
================================================================================================================================
    Total distributions                                            (0.02)         (0.01)           (0.01)      (0.02)      (0.05)
================================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00       $     1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                     2.06%          0.68%            0.98%       1.77%       5.05%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,229,249       $808,852       $1,100,857    $672,455    $608,022
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.42%            0.41%       0.40%       0.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.70%(b)       0.69%            0.69%       0.65%       0.60%
================================================================================================================================
Ratio of net investment income to average net assets                2.03%(b)       0.65%            0.97%       1.72%       4.82%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $794,720,678.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                               2005          2004           2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01         0.002          0.004        0.01        0.04
--------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      0.00         0.000         (0.000)       0.00        0.00
==========================================================================================================================
    Total from investment operations                             0.01         0.002          0.004        0.01        0.04
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.01)       (0.002)        (0.004)      (0.01)      (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)       (0.000)            --          --          --
==========================================================================================================================
    Total distributions                                         (0.01)       (0.002)         0.004       (0.01)      (0.04)
==========================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00       $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  1.48%         0.11%          0.41%       1.26%       4.53%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,202       $79,975       $119,660    $162,819    $212,818
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.98%          0.97%       0.90%       0.90%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.20%(b)      1.19%          1.19%       1.15%       1.10%
==========================================================================================================================
Ratio of net investment income to average net assets             1.46%(b)      0.09%          0.41%       1.22%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $78,099,977.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      RESOURCE CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                2005           2004           2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01           0.01        0.02        0.05
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00          (0.00)       0.00        0.00
============================================================================================================================
    Total from investment operations                              0.02           0.01           0.01        0.02        0.05
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)         (0.00)            --          --          --
============================================================================================================================
    Total distributions                                          (0.02)         (0.01)         (0.01)      (0.02)      (0.05)
============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00       $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                                   2.21%          0.82%          1.12%       1.91%       5.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $301,176       $337,798       $624,053    $449,511    $369,204
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%          0.27%       0.26%       0.26%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.40%(b)       0.39%          0.39%       0.35%       0.30%
============================================================================================================================
Ratio of net investment income to average net assets              2.17%(b)       0.79%          1.11%       1.86%       4.96%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $340,812,362.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker LLP ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with August 31 fiscal year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.